UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Bell, Boyd & Lloyd LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2008

Date of reporting period: 09/30/2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (97.17%)
Consumer Discretionary (6.35%)
Amazon.com Inc. (a)	1,900	$138,244
Comcast Corp. Class A	8,900	174,707
GameStop Corp. Class A (a)	4,900	167,629
McDonald’s Corp.	5,500	339,350
NIKE Inc. Class B	6,500	434,850
The Walt Disney Co.	13,200	405,108
Tiffany & Co.	6,000	213,120
Urban Outfitters Inc. (a)	7,100	226,277

		2,099,285

Consumer Staples (7.73%)
Avon Products Inc.	6,000	249,420
Colgate-Palmolive Co.	5,700	429,495
CVS Caremark Corp.	16,900	568,854
General Mills Inc.	5,900	405,448
Kraft Foods Inc. Class A	5,600	183,400
PepsiCo Inc.	2,200	156,794
Philip Morris International Inc.	8,100	389,610
The Coca-Cola Co.	3,200	169,216

		2,552,237

Energy (17.34%)
Apache Corp.	1,900	198,132
Baker Hughes Inc.	2,800	169,512
Cameron International Corp. (a)	4,300	165,722
ConocoPhillips	9,300	681,225
Continental Resources Inc (a)	4,900	192,227
Diamond Offshore Drilling Inc.	2,600	267,956
EOG Resources Inc.	2,600	232,596
Exxon Mobil Corp.	5,700	442,662
Hess Corp.	2,100	172,368
Massey Energy Co.	6,600	235,422
Murphy Oil Corp.	7,900	506,706
National-Oilwell Varco Inc. (a)	3,300	165,759
Occidental Petroleum Corp.	9,300	655,185
Plains Exploration & Production Co. (a)	3,200	112,512
Smith International Inc.	2,800	164,192
Southwestern Energy Co. (a)	5,700	174,078
Spectra Energy Corp.	6,900	164,220
Transocean Inc. (a)	4,400	483,296
XTO Energy Inc.	11,700	544,284

		5,728,054

Financials (13.93%)
ACE Ltd.	7,600	411,388
Bank of America Corp.	12,300	430,500
Charles Schwab Corp.	7,200	187,200
Citigroup Inc.	17,800	365,078
Franklin Resources Inc.	4,700	414,211
Hudson City Bancorp Inc.	18,300	337,635
JPMorgan Chase & Co.	9,000	420,300
MetLife Inc.	7,500	420,000

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
PNC Financial Services Group Inc.	5,600	$418,320
State Street Corp.	9,300	528,984
US Bancorp	5,800	208,916
Wells Fargo & Co.	12,200	457,866

		4,600,398

Health Care (10.95%)
Biogen Idec Inc. (a)	3,700	186,073
Bristol-Myers Squibb Co.	13,400	279,390
Celgene Corp. (a)	2,700	170,856
Covidien Ltd.	7,600	408,576
CR Bard Inc.	1,600	151,792
Express Scripts Inc. (a)	3,500	258,370
Gilead Sciences Inc. (a)	3,600	164,088
Intuitive Surgical Inc. (a)	500	120,490
Johnson & Johnson	8,800	609,664
Medtronic Inc.	2,900	145,290
Schering-Plough Corp.	11,300	208,711
St. Jude Medical Inc. (a)	8,000	347,920
Stryker Corp.	2,700	168,210
Wyeth	10,800	398,952

		3,618,382

Industrials (10.61%)
3M Co.	1,700	116,127
Bucyrus International Inc.	2,900	129,572
CSX Corp.	2,500	136,425
Cummins Inc.	3,200	139,904
Danaher Corp.	2,100	145,740
Emerson Electric Co.	7,800	318,162
Fastenal Co.	3,300	162,987
First Solar Inc. (a)	1,600	302,256
Flowserve Corp.	2,000	177,540
General Electric Co.	9,300	237,150
ITT Corp.	5,200	289,172
Kansas City Southern (a)	4,700	208,492
Norfolk Southern Corp.	3,500	231,735
Tyco International Ltd.	4,100	143,582
Union Pacific Corp.	4,700	334,452
United Technologies Corp.	7,200	432,432

		3,505,728

Materials & Processes (6.14%)
CF Industries Holdings Inc.	2,900	265,234
Cleveland-Cliffs Inc.	3,700	195,878
Freeport-McMoRan Copper & Gold Inc.	6,500	369,525
Gerdau Ameristeel Corp.	14,900	146,616
Intrepid Potash Inc. (a)	4,100	121,852
Monsanto Co.	2,800	277,144
Mosaic Co.	2,800	190,512
Potash Corp of Saskatchewan Inc.	2,200	290,422

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
United States Steel Corp.	2,200	$170,742

		2,027,925

Technology (17.46%)
Accenture Ltd. Class A	10,500	399,000
Amphenol Corp. Class A	3,900	156,546
Apple Inc. (a)	2,200	250,052
Automatic Data Processing Inc.	9,800	418,950
CA Inc.	7,200	143,712
Cisco Systems Inc. (a)	26,200	591,072
eBay Inc. (a)	7,200	161,136
EMC Corp. (a)	40,700	486,772
Flir Systems Inc. (a)	5,000	192,100
Google Inc. Class A (a)	400	160,208
Hewlett-Packard Co.	3,800	175,712
Intel Corp.	7,300	136,729
International Business Machines Corp.	6,800	795,328
Juniper Networks Inc. (a)	6,900	145,383
MasterCard Inc. Class A	800	141,864
Microsoft Corp.	7,900	210,851
Oracle Corp. (a)	32,000	649,920
Symantec Corp. (a)	16,600	325,028
Visa Inc. Class A	3,700	227,143

		5,767,506

Telecommunication Services (2.87%)
AT&T Inc.	14,600	407,632
NII Holdings Inc. (a)	3,600	136,512
Verizon Communications Inc.	12,600	404,334

		948,478

Utilities (3.79%)
Dominion Resources Inc.	10,000	427,800
Exelon Corp.	6,300	394,506
PG&E Corp.	11,500	430,675

		1,252,981

Total Common Stocks
(cost $34,528,824)		32,100,974

	Shares	Value
Short-term Investments (5.40%)
JPMorgan U.S. Government Money Market Fund	1,782,959	$1,782,959

Total Short-term Investments
(cost $1,782,959)		1,782,959

TOTAL INVESTMENTS (102.57%)
(cost $36,311,783)		33,883,933
LIABILITIES, NET OF OTHER ASSETS (-2.57%)		(847,634)

NET ASSETS (100.00%)		$33,036,299

(a)	Non-income producing security.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (98.15%)
Consumer Discretionary (13.58%)
Bally Technologies Inc. (a)	3,625	$109,765
Bare Escentuals Inc. (a)	3,200	34,784
Big Lots Inc. (a)	15,800	439,714
Burger King Holdings Inc.	6,450	158,412
Callaway Golf Co.	12,600	177,282
CEC Entertainment Inc. (a)	5,800	192,560
Coach Inc. (a)	4,225	105,794
Federal-Mogul Corp. (a)	5,900	74,045
Focus Media Holding Ltd. ADR (a)	2,900	82,679
FTI Consulting Inc. (a)	2,950	213,108
GameStop Corp. Class A (a)	6,125	209,536
Genesco Inc. (a)	6,300	210,924
Gildan Activewear Inc. (a)	4,575	104,219
Guess? Inc.	4,600	160,034
Hasbro Inc.	5,900	204,848
ITT Educational Services Inc. (a)	1,275	103,160
J.C. Penney Co Inc.	975	32,507
LKQ Corp. (a)	6,150	104,365
Omnicom Group Inc.	3,450	133,032
Phillips-Van Heusen Corp.	3,625	137,424
Saks Inc. (a)	5,650	52,263
Sotheby’s	6,525	130,891
The Finish Line Inc. Class A	18,600	185,814
UniFirst Corp.	6,872	296,114
Urban Outfitters Inc. (a)	4,875	155,366
VF Corp.	2,425	187,477
Warnaco Group Inc. (a)	11,800	534,422

		4,530,539

Consumer Staples (5.04%)
Avon Products Inc.	7,150	297,225
Bunge Ltd.	2,875	181,643
Cal-Maine Foods Inc.	8,500	233,240
Church & Dwight Co. Inc.	2,550	158,330
ConAgra Foods Inc.	2,800	54,488
Corn Products International Inc.	4,600	148,488
Energizer Holdings Inc. (a)	1,525	122,839
Fomento Economico Mexicano S.A.B. de C.V. ADR	1,250	47,675
H.J. Heinz Co.	2,675	133,509
Spartan Stores Inc.	6,100	151,768
The Andersons Inc.	4,300	151,446

		1,680,651

Energy (11.70%)
ATP Oil & Gas Corp. (a)	6,500	115,765
Cameron International Corp. (a)	2,650	102,131
CONSOL Energy Inc.	3,075	141,112
GulfMark Offshore Inc. (a)	4,600	206,448
Hornbeck Offshore Services Inc. (a)	8,900	343,718
Mariner Energy Inc. (a)	14,975	306,987
McMoRan Exploration Co. (a)	12,200	288,408

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
National-Oilwell Varco Inc. (a)	2,750	$138,133
Noble Corp.	5,625	246,937
Oil States International Inc. (a)	3,400	120,190
Overseas Shipholding Group Inc.	2,700	157,437
Pioneer Natural Resources Co.	7,975	416,933
Quicksilver Resources Inc. (a)	8,900	174,707
Rosetta Resources Inc. (a)	9,100	167,076
Stone Energy Corp. (a)	4,900	207,417
Swift Energy Co. (a)	3,800	147,022
Tidewater Inc.	3,000	166,080
Weatherford International Ltd. (a)	5,800	145,812
Whiting Petroleum Corp. (a)	4,400	313,544

		3,905,857

Financials (12.40%)
Affiliated Managers Group Inc. (a)	2,125	176,056
Alliance Data Systems Corp. (a)	3,300	209,154
American Physicians Capital Inc.	5,700	241,281
Ameriprise Financial Inc.	1,225	46,795
Amerisafe Inc. (a)	19,000	345,800
AmTrust Financial Services Inc.	11,300	153,567
Annaly Capital Management Inc.	13,275	178,549
Arch Capital Group Ltd. (a)	975	71,204
Assurant Inc.	4,175	229,625
BlackRock Inc.	275	53,488
Charles Schwab Corp.	13,925	362,050
Digital Realty Trust Inc.	8,325	393,356
IntercontinentalExchange Inc. (a)	1,775	143,207
Knight Capital Group Inc. Class A (a)	11,300	167,918
LaBranche & Co. Inc. (a)	44,600	200,700
Lazard Ltd. Class A	2,825	120,797
Northern Trust Corp.	1,825	131,765
Raymond James Financial Inc.	14,000	461,720
StanCorp Financial Group Inc.	1,150	57,132
State Street Corp.	2,150	122,292
T Rowe Price Group Inc.	875	46,996
Tower Group Inc.	5,300	124,868
Willis Group Holdings Ltd.	3,050	98,393

		4,136,713

Health Care (11.91%)
AMERIGROUP Corp. (a)	6,400	161,600
BioMarin Pharmaceutical Inc. (a)	3,275	86,755
Celera Corp. (a)	21,600	333,720
Celgene Corp. (a)	1,350	85,428
Cephalon Inc. (a)	2,875	222,784
Cyberonics Inc. (a)	8,100	137,700
Endo Pharmaceuticals Holdings Inc. (a)	7,750	155,000
Express Scripts Inc. (a)	1,950	143,949
Gentiva Health Services Inc. (a)	4,200	113,148
Genzyme Corp. (a)	1,725	139,535
Healthspring Inc. (a)	12,700	268,732

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Hologic Inc. (a)	8,179	$158,100
Immucor Inc. (a)	2,775	88,689
Intuitive Surgical Inc. (a)	375	90,368
Inverness Medical Innovations Inc. (a)	2,275	68,250
Invitrogen Corp. (a)	11,400	430,920
Kindred Healthcare Inc. (a)	8,000	220,560
Pediatrix Medical Group Inc. (a)	2,525	136,148
Perrigo Co.	9,200	353,832
Psychiatric Solutions Inc. (a)	2,850	108,157
QIAGEN NV (a)	9,275	182,996
ResMed Inc. (a)	3,025	130,075
Triple-S Management Corp. Class B (a)	9,800	159,642

		3,976,088

Industrials (15.39%)
Ampco-Pittsburgh Corp.	4,800	124,320
BE Aerospace Inc. (a)	13,475	213,309
Bucyrus International Inc.	4,150	185,422
Capstone Turbine Corp. (a)	52,100	67,209
Columbus McKinnon Corp. (a)	6,400	150,848
Eagle Bulk Shipping Inc.	5,700	79,458
EMCOR Group Inc. (a)	12,375	325,710
EnPro Industries Inc. (a)	4,600	170,936
Foster Wheeler Ltd. (a)	4,425	159,787
Gardner Denver Inc. (a)	5,000	173,600
General Cable Corp. (a)	2,775	98,873
Gibraltar Industries Inc.	8,700	162,777
Hawaiian Holdings Inc. (a)	24,400	226,432
ICF International Inc. (a)	11,200	221,200
ITT Corp.	3,100	172,391
Kansas City Southern (a)	9,550	423,638
Kirby Corp. (a)	1,750	66,395
Knoll Inc.	6,000	90,720
Layne Christensen Co. (a)	4,700	166,521
Manitowoc Co. Inc.	4,850	75,418
McDermott International Inc. (a)	9,350	238,893
NCI Building Systems Inc. (a)	5,300	168,275
Norfolk Southern Corp.	1,525	100,970
Pacer International Inc.	3,400	55,998
Perini Corp. (a)	5,400	139,266
Precision Castparts Corp.	3,975	313,150
Robbins & Myers Inc.	12,800	395,904
Rockwell Collins Inc.	4,050	194,765
Ryder System Inc.	2,800	173,600

		5,135,785

Materials & Processes (10.55%)
A. Schulman Inc.	9,600	189,888
Airgas Inc.	2,200	109,230
AK Steel Holding Corp.	5,200	134,784
Alpha Natural Resources Inc. (a)	1,875	96,431

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
CF Industries Holdings Inc.	675	$61,736
Cleveland-Cliffs Inc.	1,550	82,057
Glatfelter	13,200	178,728
Greif Inc.	3,400	223,108
Hercules Inc.	9,400	186,026
Innophos Holdings Inc.	6,900	168,222
Koppers Holdings Inc.	6,900	258,129
LSB Industries Inc. (a)	10,300	142,655
Olympic Steel Inc.	3,400	100,266
Owens-Illinois Inc. (a)	5,675	166,845
Reliance Steel & Aluminum Co.	4,700	178,459
Rock-Tenn Co. Class A	7,000	279,860
SPX Corp.	1,575	121,275
Steel Dynamics Inc.	10,800	184,572
Terra Industries Inc.	10,300	302,820
United States Steel Corp.	1,325	102,833
Walter Industries Inc.	3,725	176,751
Worthington Industries Inc.	5,000	74,700

		3,519,375

Technology (11.76%)
Activision Blizzard Inc. (a)	12,400	191,332
Adobe Systems Inc. (a)	2,400	94,728
Amphenol Corp. Class A	1,225	49,172
Anixter International Inc. (a)	4,475	266,307
Autodesk Inc. (a)	5,225	175,299
Broadcom Corp. Class A (a)	11,525	214,711
Ciena Corp. (a)	2,825	28,476
Cognizant Technology Solutions Corp. (a)	7,250	165,517
CommScope Inc. (a)	4,575	158,478
Compuware Corp. (a)	26,000	251,940
CTS Corp.	14,400	184,032
EarthLink Inc. (a)	21,800	185,300
F5 Networks Inc. (a)	2,650	61,957
Fiserv Inc. (a)	3,275	154,973
Intersil Corp.	8,750	145,075
McAfee Inc. (a)	4,450	151,122
MICROS Systems Inc. (a)	4,925	131,301
Multi-Fineline Electronix Inc. (a)	8,200	121,278
Nuance Communications Inc. (a)	15,475	188,640
NVIDIA Corp. (a)	5,100	54,621
Paychex Inc.	3,075	101,567
Riverbed Technology Inc. (a)	3,400	42,568
Silicon Laboratories Inc. (a)	4,350	133,545
Standard Microsystems Corp. (a)	4,990	124,650
SunPower Corp. Class A (a)	1,625	115,261
SYNNEX Corp. (a)	7,000	156,380
Trimble Navigation Ltd. (a)	6,150	159,039
UTStarcom Inc. (a)	35,000	117,950

		3,925,219

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunications (0.40%)
NII Holdings Inc. (a)	1,850	$70,152
tw telecom inc. (a)	6,075	63,119

		133,271

Utilities (5.42%)
Allegheny Energy Inc.	6,950	255,552
Central Vermont Public Service Corp.	4,900	114,856
El Paso Electric Co. (a)	7,400	155,400
Entergy Corp.	2,325	206,948
Hawaiian Electric Industries Inc.	3,900	113,139
ITC Holdings Corp.	4,600	238,142
Laclede Group Inc.	4,900	237,601
MGE Energy Inc.	6,000	213,300
Mirant Corp. (a)	2,425	44,353
Nicor Inc.	3,500	155,225
NorthWestern Corp.	3,000	75,390

		1,809,906

Total Common Stocks
(cost $37,283,833)		32,753,404

Short-term Investments (1.49%)
JPMorgan U.S. Government Money Market Fund	498,564	498,564

Total Short-term Investments
(cost $498,564)		498,564

TOTAL INVESTMENTS (99.64%)
(cost $37,782,397)		33,251,968
OTHER ASSETS, NET OF LIABILITIES (0.36%)		118,941

NET ASSETS (100.00%)		$33,370,909

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (89.05%) (a)
Australia (2.28%)
BHP Billiton PLC	12,700	$287,708
CSL Ltd.	15,513	469,965

		757,673

Austria (0.61%)
Erste Group Bank AG	4,100	204,117

Brazil (4.09%)
All America Latina Logistica	12,486	85,760
Banco Itau Holding Financeira SA ADR	14,800	259,000
Gafisa SA	15,800	200,935
Petroleo Brasileiro SA	12,320	541,464
Unibanco - Uniao de Bancos Brasileiros SA GDR	2,691	271,576

		1,358,735

Canada (3.41%)
Cameco Corp.	3,200	71,392
Potash Corp of Saskatchewan Inc.	2,613	344,942
Research In Motion Ltd. (b)	3,858	263,502
Rogers Communications Inc. Class B	14,024	454,882

		1,134,718

Denmark (3.70%)
A P Moller-Maersk A/S Class B	20	171,321
Novo Nordisk A/S Class B	8,200	425,107
Vestas Wind Systems A/S (b)	7,250	632,815

		1,229,243

France (12.00%)
Accor SA	8,440	450,751
Alstom SA	4,734	359,355
AXA	22,718	743,659
BNP Paribas	5,617	536,185
Compagnie de Saint-Gobain	4,400	227,605
Compagnie Generale de Geophysique- Veritas (b)	5,618	175,106
Compagnie Generale des Etablissements Michelin Class B	2,300	147,164
France Telecom SA	6,500	182,322
JC Decaux SA	11,623	250,843
L’Oreal SA	2,200	215,872
Pernod Ricard SA	1,600	140,946
Schneider Electric SA	2,400	206,099
Total SA	4,200	255,150
Unibail-Rodamco	500	100,038

		3,991,095

Germany (4.52%)
Allianz SE Reg.	1,400	191,938
Commerzbank AG	12,100	179,368

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Bank AG Reg.	3,498	$250,236
Linde AG	8,243	880,235

		1,501,777

Hong Kong (3.54%)
Cathay Pacific Airways Ltd.	82,000	139,867
Cheung Kong Holdings Ltd.	22,000	249,228
China Life Insurance Co. Ltd. H	25,000	93,134
China Mobile Ltd.	19,500	195,345
China Petroleum and Chemical Corp.
(Sinopec) H	218,000	172,053
CNOOC Ltd.	150,000	168,509
Esprit Holdings Ltd.	25,800	159,923

		1,178,059

India (0.56%)
ICICI Bank Ltd. Sponsored ADR	7,942	186,796

Israel (2.29%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	16,640	761,946

Italy (0.56%)
Eni SpA	7,000	185,542

Japan (10.47%)
Asahi Glass Co. Ltd.	12,000	105,488
Canon Inc.	6,500	246,421
Daikin Industries Ltd.	5,900	198,995
Daiwa Securities Group Inc.	30,000	218,512
Fanuc Ltd.	3,800	285,881
Japan Tobacco Inc.	80	296,366
Marubeni Corp.	55,000	249,314
Mizuho Financial Group Inc.	57	249,269
Nintendo Co. Ltd.	1,500	636,261
Nomura Holdings Inc.	20,800	271,442
Orix Corp.	1,900	237,895
Shiseido Co. Ltd.	10,000	220,488
Sumitomo Trust & Banking Co. Ltd.	40,000	266,498

		3,482,830

Malaysia (1.30%)
Genting Berhad	98,400	151,923
Resorts World Berhad	126,300	94,087
Sime Darby Berhad	98,000	187,887

		433,897

Mexico (1.34%)
America Movil SAB de C.V. ADR Series L	6,032	279,644

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Mexico (Cont.)
Cemex SAB de C.V. Participant Certificate Sponsored ADR (b)	9,579	$164,950

		444,594

Netherlands (2.01%)
Heineken NV	8,816	354,203
ING Groep NV	4,900	105,045
Royal Dutch Shell PLC Class A	7,100	209,182

		668,430

Norway (0.71%)
Norsk Hydro ASA	17,900	121,098
StatoilHydro ASA	4,900	116,440

		237,538

Singapore (1.74%)
DBS Group Holdings Ltd.	16,784	200,019
Keppel Corp. Ltd.	38,000	209,980
United Overseas Bank Ltd.	14,000	167,368

		577,367

South Africa (0.77%)
AngloGold Ashanti Ltd. Sponsored ADR	3,500	80,850
MTN Group Ltd.	12,500	176,381

		257,231

Spain (2.56%)
Banco Santander SA	19,100	286,392
Gamesa Corp Tecnologica SA	7,987	273,650
Telefonica SA	12,300	292,464

		852,506

Sweden (1.95%)
ASSA ABLOY AB Class B	12,900	156,213
Atlas Copco AB Class A	18,900	211,553
Investor AB B Shares	9,000	168,533
SKF AB B Shares	8,700	111,146

		647,445

Switzerland (14.48%)
ABB Ltd. Reg. (b)	37,696	730,489
Actelion Ltd. Reg. (b)	3,690	190,140
Alcon Inc.	1,100	177,661
Compagnie Financiere Richemont SA A Units	4,600	203,244
Credit Suisse Group AG	15,409	719,631
Holcim Ltd.	3,500	252,179
Julius Baer Holding AG Reg.	6,752	335,780
Lonza Group AG Reg.	4,067	510,292
Nestle SA	20,873	902,080
Novartis AG	2,400	126,359

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Roche Holding AG	1,700	$266,121
Syngenta AG Reg.	700	147,696
UBS AG Reg. (Virt-x) (b)	14,949	255,515

		4,817,187

Taiwan (2.33%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	82,720	775,086

United Kingdom (11.27%)
Anglo American PLC	6,100	206,056
BG Group PLC	34,071	617,914
BP PLC	30,000	249,849
British American Tobacco PLC	6,800	222,002
Cadbury PLC	21,700	219,472
Diageo PLC	16,800	286,599
HSBC Holdings PLC	22,573	365,192
Imperial Tobacco Group PLC	5,800	186,184
Johnson Matthey PLC	1,904	45,698
Lloyds TSB Group PLC	34,400	138,229
Reckitt Benckiser Group PLC	5,840	283,152
Rio Tinto PLC	4,380	274,886
Standard Chartered PLC	9,800	241,134
Tesco PLC	59,108	411,095

		3,747,462

United States (0.56%)
Las Vegas Sands Corp. (b)	5,173	186,797

Total Common Stocks
(cost $35,205,235)		29,618,071

Preferred Stocks (4.04%) (a)
Brazil (4.04%)
Banco Bradesco SA Pfd.	21,600	344,506
Companhia Vale do Rio Doce Pfd. A	12,000	203,689
Petroleo Brasileiro SA Pfd.	33,400	606,602
Suzano Papel e Celulose SA	21,800	188,225

		1,343,022

Total Preferred Stocks
(cost $1,706,571)		1,343,022

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Repurchase Agreement (5.45%)
State Street Repurchase Agreement, (c) 0.900%, agreement date 09/30/2008, to be repurchased at $1,814,056 on 10/01/2008	$1,814,011	$1,814,011

Total Repurchase Agreement
(cost $1,814,011)		1,814,011

TOTAL INVESTMENTS (98.54%)
(cost $38,725,817)		32,775,104
CASH AND OTHER ASSETS, NET OF LIABILITIES (1.46%)		485,051

NET ASSETS (100.0%)		$33,260,155

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	Repurchase agreement is fully collateralized by two U.S. Government Agency securities with coupon rates of 4.77% and 4.84%, maturity dates of September 1, 2035 and October 1, 2035, and market values of $925,987 and 926,327 as of September 30, 2008.

ADR - American Depository Receipt

GDR - Global Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$7,403,467	22.60
United States Dollar	6,179,616	18.85
Swiss Franc	4,639,526	14.16
British Pound	4,035,170	12.31
Japanese Yen	3,482,830	10.63
Brazilian Real	1,629,718	4.97
Danish Krone	1,229,243	3.75
Hong Kong Dollar	1,178,059	3.59
Swedish Krona	647,445	1.98
Singapore Dollar	577,367	1.76
Australian Dollar	469,965	1.43
Canadian Dollar	454,882	1.39
Malaysian Ringgit	433,897	1.32
Norwegian Krone	237,538	0.72
South African Rand	176,381	0.54

Total Investments	$32,775,104	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$7,836,234	23.56
Consumer Staples	5,604,292	16.85
Materials	4,204,694	12.64
Energy	4,002,018	12.03
Industrials	3,025,232	9.10
Consumer Discretionary	2,620,268	7.88
Telecommunication Services	1,831,881	5.51
Information Technology	1,285,008	3.86
Health Care	551,466	1.66

Total Stocks	30,961,093	93.09
Repurchase Agreement	1,814,011	5.45
Cash and Other Assets, Net of Liabilities	485,051	1.46

Net Assets	$33,260,155	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (99.62%)
Aerospace/Defense (1.55%)
Boeing Co.	34,524	$1,979,951
General Dynamics Corp.	18,541	1,364,988
Lockheed Martin Corp.	15,532	1,703,395
Northrop Grumman Corp.	15,716	951,447
Raytheon Co.	19,479	1,042,321
Rockwell Collins Inc.	7,318	351,923

		7,394,025

Agriculture, Foods, & Beverage (5.01%)
Anheuser-Busch Companies Inc.	33,433	2,169,133
Archer-Daniels-Midland Co.	30,019	657,716
Campbell Soup Co.	9,828	379,361
CF Industries Holdings Inc.	2,608	238,528
Coca-Cola Enterprises Inc.	14,671	246,033
ConAgra Foods Inc.	21,324	414,965
Constellation Brands Inc. (a)	9,097	195,222
Dean Foods Co. (a)	7,028	164,174
General Mills Inc.	15,622	1,073,544
H.J. Heinz Co.	14,606	728,985
Kellogg Co.	11,736	658,390
Kraft Foods Inc. Class A	70,487	2,308,449
McCormick & Co. Inc.	5,983	230,046
Molson Coors Brewing Co. Class B	6,980	326,315
Pepsi Bottling Group Inc.	6,367	185,725
PepsiCo Inc.	72,903	5,195,797
Reynolds American Inc.	7,880	383,126
Sara Lee Corp.	33,083	417,838
Sysco Corp.	27,955	861,853
The Coca-Cola Co.	92,462	4,889,391
The Hershey Co.	7,597	300,385
Tyson Foods Inc.	13,849	165,357
Whole Foods Market Inc.	6,485	129,894
WM Wrigley Jr. Co.	10,029	796,303
Yum! Brands Inc.	21,683	707,083

		23,823,615

Airlines (0.10%)
Southwest Airlines Co.	34,170	495,807

Automotive (0.59%)
Ford Motor Co. (a)	104,940	545,688
General Motors Corp.	26,205	247,637
Genuine Parts Co.	7,411	297,996
Goodyear Tire & Rubber Co. (a)	11,131	170,416
Harley-Davidson Inc.	10,834	404,108
ITT Corp.	8,432	468,904
Paccar Inc.	16,981	648,504

		2,783,253

Banks (6.75%)
Bank of America Corp.	212,116	7,424,060
Bank of New York Mellon Corp.	53,277	1,735,765

	Shares	Value
Common Stocks (Cont.)
Banks (Cont.)
BB&T Corp.	25,530	$965,034
Comerica Inc.	6,961	228,251
Fifth Third Bancorp	26,782	318,706
Hudson City Bancorp Inc.	24,094	444,534
Huntington Bancshares Inc.	16,976	135,638
JPMorgan Chase & Co.	171,221	7,996,021
M&T Bank Corp.	3,574	318,980
Northern Trust Corp.	10,265	741,133
PNC Financial Services Group Inc.	16,103	1,202,894
State Street Corp.	20,064	1,141,240
Suntrust Banks Inc.	16,430	739,186
US Bancorp	81,012	2,918,052
Wells Fargo & Co.	153,914	5,776,392

		32,085,886

Building Materials & Construction (0.43%)
Centex Corp.	5,650	91,530
DR Horton Inc.	12,895	167,893
Fluor Corp.	8,316	463,201
KB Home	3,529	69,451
Leggett & Platt Inc.	7,272	158,457
Lennar Corp.	6,433	97,717
Masco Corp.	16,992	304,836
Pulte Homes Inc.	9,834	137,381
Stanley Works	3,688	153,937
Vulcan Materials Co.	5,093	379,429

		2,023,832

Chemicals (1.96%)
Air Products & Chemicals Inc.	9,792	670,654
Ashland Inc.	2,604	76,141
E.I. du Pont de Nemours & Co.	41,943	1,690,303
Eastman Chemical Co.	3,575	195,731
Hercules Inc.	5,239	103,680
International Flavors & Fragrances Inc.	3,649	143,990
Monsanto Co.	25,577	2,531,611
Pall Corp.	5,435	186,910
PPG Industries Inc.	7,615	444,107
Praxair Inc.	14,638	1,050,130
Rohm & Haas Co.	5,743	402,010
Sealed Air Corp.	7,474	164,353
Sigma-Aldrich Corp.	5,769	302,411
The Dow Chemical Co.	43,171	1,371,974

		9,334,005

Commercial Service/Supply (1.42%)
Allied Waste Industries Inc. (a)	15,642	173,783
Apollo Group Inc. Class A (a)	5,021	297,745
Ball Corp.	4,556	179,916
Cintas Corp.	6,074	174,385
Convergys Corp. (a)	5,349	79,058
Eastman Kodak Co.	13,238	203,600

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Commercial Service/Supply (Cont.)
Ecolab Inc.	8,159	$395,875
Equifax Inc.	6,060	208,767
Fastenal Co.	5,975	295,105
Interpublic Group of Companies Inc. (a)	21,989	170,415
Jacobs Engineering Group Inc. (a)	5,702	309,676
Monster Worldwide Inc. (a)	5,911	88,133
Moody’s Corp.	9,317	316,778
Omnicom Group Inc.	14,860	573,002
Pactiv Corp. (a)	6,135	152,332
Paychex Inc.	15,004	495,582
Pitney Bowes Inc.	9,698	322,555
Robert Half International Inc.	7,064	174,834
RR Donnelley & Sons Co.	9,573	234,826
Ryder System Inc.	2,633	163,246
Snap-On Inc.	2,697	142,024
Waste Management Inc.	22,943	722,475
WW Grainger Inc.	3,049	265,172
Wyndham Worldwide Corp.	8,302	130,424
Xerox Corp.	40,970	472,384

		6,742,092

Computer Software & Services (4.69%)
Adobe Systems Inc. (a)	24,616	971,594
Affiliated Computer Services Inc. Class A (a)	4,483	226,974
Autodesk Inc. (a)	10,321	346,270
Automatic Data Processing Inc.	23,787	1,016,894
BMC Software Inc. (a)	8,941	255,981
CA Inc.	18,359	366,446
Computer Sciences Corp. (a)	7,036	282,355
Compuware Corp. (a)	12,353	119,701
eBay Inc. (a)	51,040	1,142,275
Electronic Arts Inc. (a)	14,801	547,489
EMC Corp. (a)	96,726	1,156,843
Intuit Inc. (a)	14,776	467,069
Juniper Networks Inc. (a)	25,233	531,659
Microsoft Corp.	365,516	9,755,622
NetApp Inc. (a)	15,471	282,036
Oracle Corp. (a)	182,049	3,697,415
Unisys Corp. (a)	15,818	43,499
Yahoo! Inc. (a)	64,399	1,114,103

		22,324,225

Computers (3.98%)
Apple Inc. (a)	41,206	4,683,474
Dell Inc. (a)	81,393	1,341,356
Hewlett-Packard Co.	113,875	5,265,580
International Business Machines Corp.	63,077	7,377,486
Sun Microsystems Inc. (a)	35,633	270,811

		18,938,707

	Shares	Value
Common Stocks (Cont.)
Consumer & Marketing (5.38%)
Altria Group Inc.	96,072	$1,906,068
Avery Dennison Corp.	4,924	219,020
Avon Products Inc.	19,722	819,844
Black & Decker Corp.	2,824	171,558
Brown-Forman Corp. Class B	3,715	266,774
Clorox Co.	6,403	401,404
Colgate-Palmolive Co.	23,569	1,775,924
Danaher Corp.	11,853	822,598
Darden Restaurants Inc.	6,694	191,649
Fortune Brands Inc.	6,939	398,021
Harman International Industries Inc.	2,854	97,236
Hasbro Inc.	5,973	207,383
Kimberly-Clark Corp.	19,243	1,247,716
Lorillard Inc.	8,095	575,959
Mattel Inc.	16,823	303,487
Newell Rubbermaid Inc.	12,856	221,895
Philip Morris International Inc.	95,995	4,617,360
Starbucks Corp. (a)	33,876	503,736
The Estee Lauder Companies	5,329	265,970
The Procter & Gamble Co.	141,154	9,837,022
UST Inc.	6,794	452,073
Whirlpool Corp.	3,500	277,515

		25,580,212

Electronic/Electrical Mfg. (4.95%)
Advanced Micro Devices Inc. (a)	27,981	146,900
Agilent Technologies Inc. (a)	16,480	488,797
Applied Materials Inc.	62,638	947,713
Emerson Electric Co.	36,214	1,477,169
General Electric Co.	462,782	11,800,941
Intel Corp.	261,821	4,903,908
KLA-Tencor Corp.	8,062	255,162
Linear Technology Corp.	10,278	315,124
LSI Corp. (a)	29,117	156,067
Micron Technology Inc. (a)	34,621	140,215
Molex Inc.	6,542	146,868
National Semiconductor Corp.	9,349	160,896
PerkinElmer Inc.	5,528	138,034
Rockwell Automation Inc.	6,886	257,123
Texas Instruments Inc.	60,776	1,306,684
Tyco Electronics Ltd.	22,156	612,835
Waters Corp. (a)	4,659	271,061

		23,525,497

Financial Services (6.45%)
American Capital Ltd.	9,554	243,722
American Express Co.	53,904	1,909,819
Ameriprise Financial Inc.	10,216	390,251
Apartment Investment and Management Co.	4,125	144,457
AvalonBay Communities Inc.	3,576	351,950
Boston Properties Inc.	5,560	520,750

See accompanying notes to schedules of investments

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Capital One Financial Corp.	17,455	$890,205
CB Richard Ellis Group Inc. Class A (a)	8,152	108,992
Charles Schwab Corp.	43,381	1,127,906
CIT Group Inc.	13,076	91,009
Citigroup Inc.	253,266	5,194,486
CME Group Inc.	3,118	1,158,368
Developers Diversified Realty Corp.	5,584	176,957
Discover Financial Services	22,296	308,131
E*Trade Financial Corp. (a)	24,561	68,771
Equity Residential	12,616	560,276
Federated Investors Inc. Class B	4,104	118,318
Fidelity National Information Services	8,756	161,636
First Horizon National Corp.	9,278	88,141
Franklin Resources Inc.	7,136	628,896
General Growth Properties Inc.	10,831	163,548
Goldman Sachs Group Inc.	20,203	2,585,984
H&R Block Inc.	15,107	340,663
HCP Inc.	11,674	468,478
Host Hotels & Resorts Inc.	24,372	323,904
IntercontinentalExchange Inc. (a)	3,488	281,412
Invesco Ltd.	17,896	375,458
Janus Capital Group Inc.	7,376	179,089
KeyCorp	22,906	273,498
Kimco Realty Corp.	10,684	394,667
Legg Mason Inc.	6,557	249,559
Leucadia National Corp.	8,197	372,472
Marshall & Ilsley Corp.	11,949	240,772
MasterCard Inc. Class A	3,369	597,425
MBIA Inc.	8,949	106,493
Merrill Lynch & Co. Inc.	71,189	1,801,082
MGIC Investment Corp.	5,668	39,846
Morgan Stanley	51,534	1,185,282
National City Corp.	35,091	61,409
NYSE Euronext	12,281	481,170
Principal Financial Group Inc.	11,982	521,097
ProLogis	12,178	502,586
Public Storage	5,810	575,248
Regions Financial Corp.	32,193	309,053
Simon Property Group Inc.	10,456	1,014,232
SLM Corp. (a)	21,670	267,408
Sovereign Bancorp Inc.	25,116	99,208
T Rowe Price Group Inc.	12,120	650,965
Vornado Realty Trust	6,359	578,351
Wachovia Corp.	100,344	351,204
Western Union Co.	34,117	841,666
Zions Bancorporation	5,304	205,265

		30,681,535

Forest Products & Paper (0.36%)
International Paper Co.	19,840	519,411
MeadWestvaco Corp.	8,136	189,650
Plum Creek Timber Co. Inc.	8,010	399,379

	Shares	Value
Common Stocks (Cont.)
Forest Products & Paper (Cont.)
Weyerhaeuser Co.	9,806	$594,047

		1,702,487

Health Care (12.55%)
Abbott Laboratories	71,698	4,128,371
Aetna Inc.	22,069	796,912
Allergan Inc.	14,283	735,574
AmerisourceBergen Corp.	7,249	272,925
Amgen Inc. (a)	49,307	2,922,426
Barr Pharmaceuticals Inc. (a)	5,042	329,243
Baxter International Inc.	29,129	1,911,736
Becton Dickinson & Co.	11,301	907,018
Biogen Idec Inc. (a)	13,581	682,988
Boston Scientific Corp. (a)	69,712	855,366
Bristol-Myers Squibb Co.	92,035	1,918,930
Cardinal Health Inc.	16,682	822,089
Celgene Corp. (a)	21,142	1,337,866
Coventry Health Care Inc. (a)	7,041	229,185
Covidien Ltd.	23,322	1,253,791
CR Bard Inc.	4,609	437,256
DaVita Inc. (a)	4,853	276,669
Eli Lilly & Co.	46,519	2,048,232
Express Scripts Inc. (a)	11,539	851,809
Forest Laboratories Inc. (a)	14,010	396,203
Genzyme Corp. (a)	12,482	1,009,669
Gilead Sciences Inc. (a)	42,697	1,946,129
Hospira Inc. (a)	7,383	282,031
Humana Inc. (a)	7,800	321,360
IMS Health Inc.	8,579	162,229
Intuitive Surgical Inc. (a)	1,793	432,077
Johnson & Johnson	130,085	9,012,289
King Pharmaceuticals Inc. (a)	11,171	107,018
Laboratory Corp. of America Holdings (a)	5,139	357,160
McKesson Corp.	12,925	695,494
Medco Health Solutions Inc. (a)	23,628	1,063,260
Medtronic Inc.	52,468	2,628,647
Merck & Co. Inc.	99,833	3,150,729
Mylan Inc. (a)	14,045	160,394
Patterson Companies Inc. (a)	4,392	133,561
Pfizer Inc.	313,551	5,781,880
Quest Diagnostics Inc.	7,317	378,069
Schering-Plough Corp.	75,554	1,395,482
St. Jude Medical Inc. (a)	15,877	690,491
Stryker Corp.	11,488	715,702
Tenet Healthcare Corp. (a)	20,095	111,527
UnitedHealth Group Inc.	56,835	1,443,041
Varian Medical Systems Inc. (a)	5,861	334,839
Watson Pharmaceuticals Inc. (a)	4,842	137,997
WellPoint Inc. (a)	23,892	1,117,429
Wyeth	62,002	2,290,354

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Zimmer Holdings Inc. (a)	10,550	$681,108

		59,654,555

Insurance (2.93%)
Aflac Inc.	22,134	1,300,372
American International Group Inc.	124,424	414,332
Aon Corp.	13,021	585,424
Assurant Inc.	5,490	301,950
Chubb Corp.	16,859	925,559
Cigna Corp.	12,657	430,085
Cincinnati Financial Corp.	7,521	213,897
Genworth Financial Inc.	20,104	173,095
Hartford Financial Services Group Inc.	14,103	578,082
Lincoln National Corp.	12,043	515,561
Loews Corp.	16,835	664,814
Marsh & McLennan Companies Inc.	23,820	756,523
MetLife Inc.	31,949	1,789,144
Progressive Corp.	31,457	547,352
Prudential Financial Inc.	19,924	1,434,528
The Allstate Corp.	25,300	1,166,836
Torchmark Corp.	3,977	237,825
Travelers Companies Inc.	27,583	1,246,752
Unum Group	16,138	405,064
XL Capital Ltd. Class A	14,440	259,054

		13,946,249

Leisure, Lodging & Gaming (0.28%)
Carnival Corp.	20,294	717,393
Marriott International Inc. Class A	13,571	354,067
Starwood Hotels & Resorts Worldwide Inc.	8,751	246,253

		1,317,713

Machinery & Manufacturing (3.56%)
3M Co.	32,590	2,226,223
Bemis Co. Inc.	4,654	121,562
Cameron International Corp. (a)	10,133	390,526
Caterpillar Inc.	28,395	1,692,342
Cooper Industries Ltd. Class A	7,982	318,881
Cummins Inc.	9,375	409,875
Deere & Co.	19,945	987,277
Dover Corp.	8,628	349,865
Eaton Corp.	7,712	433,260
Goodrich Corp.	5,790	240,864
Honeywell International Inc.	34,603	1,437,755
Illinois Tool Works Inc.	18,542	824,192
Ingersoll-Rand Co. Ltd. Class A	14,779	460,661
Johnson Controls Inc.	27,519	834,651
Manitowoc Co. Inc.	5,883	91,481
Millipore Corp. (a)	2,600	178,880
Parker Hannifin Corp.	7,813	414,089

	Shares	Value
Common Stocks (Cont.)
Machinery & Manufacturing (Cont.)
Precision Castparts Corp.	6,468	$509,549
Terex Corp. (a)	4,378	133,617
Textron Inc.	11,528	337,540
Thermo Fisher Scientific Inc. (a)	19,470	1,070,850
Tyco International Ltd.	22,213	777,899
United Technologies Corp.	44,945	2,699,397

		16,941,237

Media & Broadcasting (2.48%)
CBS Corp. Class B	31,555	460,072
Comcast Corp. Class A	136,009	2,669,857
Gannett Co. Inc.	10,708	181,072
Meredith Corp.	1,766	49,536
New York Times Co.	5,738	81,996
News Corp. Class A	106,764	1,280,100
Scripps Networks Interactive Class A	4,148	150,614
The DIRECTV Group Inc. (a)	27,051	707,925
The McGraw-Hill Companies Inc.	14,656	463,276
The Walt Disney Co.	87,260	2,678,009
The Washington Post Co.	277	154,223
Time Warner Inc.	166,591	2,184,008
Viacom Inc. Class B (a)	29,077	722,273

		11,782,961

Mining & Metals (0.84%)
AK Steel Holding Corp.	5,183	134,343
Alcoa Inc.	37,863	854,946
Allegheny Technologies Inc.	4,701	138,915
Freeport-McMoRan Copper & Gold Inc.	17,843	1,014,375
Newmont Mining Corp.	21,212	822,177
Nucor Corp.	14,698	580,571
Titanium Metals Corp.	4,105	46,551
United States Steel Corp.	5,455	423,362

		4,015,240

Oil & Gas (12.82%)
Anadarko Petroleum Corp.	21,770	1,056,063
Apache Corp.	15,548	1,621,345
Baker Hughes Inc.	14,317	866,751
BJ Services Co.	13,617	260,493
Cabot Oil & Gas Corp.	4,771	172,424
Chesapeake Energy Corp.	24,215	868,350
Chevron Corp.	95,644	7,888,717
ConocoPhillips	70,777	5,184,415
Devon Energy Corp.	20,541	1,873,339
El Paso Corp.	32,399	413,411
ENSCO International Inc.	6,643	382,836
EOG Resources Inc.	11,561	1,034,247
Exxon Mobil Corp.	241,717	18,771,742
Halliburton Co.	40,694	1,318,079
Hess Corp.	13,152	1,079,516
Marathon Oil Corp.	32,787	1,307,218

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Murphy Oil Corp.	8,848	$567,511
Nabors Industries Ltd. (a)	13,026	324,608
National-Oilwell Varco Inc. (a)	19,392	974,060
Noble Corp.	12,448	546,467
Noble Energy Inc.	8,046	447,277
Occidental Petroleum Corp.	38,008	2,677,664
Pioneer Natural Resources Co.	5,564	290,886
Questar Corp.	8,050	329,406
Range Resources Corp.	7,188	308,150
Rowan Companies Inc.	5,214	159,288
Schlumberger Ltd.	55,795	4,357,031
Smith International Inc.	10,026	587,925
Southwestern Energy Co. (a)	15,941	486,838
Spectra Energy Corp.	28,804	685,535
Sunoco Inc.	5,453	194,018
Tesoro Corp.	6,477	106,806
Transocean Inc. (a)	14,831	1,629,037
Valero Energy Corp.	24,492	742,108
Weatherford International Ltd. (a)	31,617	794,851
Williams Companies Inc.	26,615	629,445

		60,937,857

Retailers (6.16%)
Abercrombie & Fitch Co. Class A	4,018	158,510
Amazon.com Inc. (a)	14,843	1,079,977
AutoNation Inc. (a)	5,380	60,471
Autozone Inc. (a)	1,944	239,773
Bed Bath & Beyond Inc. (a)	12,071	379,150
Best Buy Co. Inc.	15,833	593,738
Big Lots Inc. (a)	3,846	107,034
Coach Inc. (a)	15,845	396,759
Costco Wholesale Corp.	20,208	1,312,105
CVS Caremark Corp.	66,734	2,246,266
Dillard’s Inc. Class A	2,815	33,217
Family Dollar Stores Inc.	6,616	156,799
GameStop Corp. Class A (a)	7,586	259,517
GAP Inc.	21,769	387,053
Home Depot Inc.	78,969	2,044,507
J.C. Penney Co Inc.	10,307	343,635
Kohl’s Corp. (a)	14,265	657,331
Kroger Co.	30,652	842,317
Limited Brands Inc.	13,530	234,340
Lowe’s Companies Inc.	68,133	1,614,071
Macy’s Inc.	19,811	356,202
McDonald’s Corp.	52,402	3,233,203
Nordstrom Inc.	7,565	218,023
Office Depot Inc. (a)	12,754	74,228
RadioShack Corp.	6,225	107,568
Safeway Inc.	20,376	483,319
Sears Holdings Corp. (a)	2,694	251,889
Staples Inc.	33,023	743,018
Supervalu Inc.	9,710	210,707
Target Corp.	35,198	1,726,462

	Shares	Value
Common Stocks (Cont.)
Retailers (Cont.)
The Sherwin-Williams Co.	4,512	$257,906
Tiffany & Co.	5,642	200,404
TJX Companies Inc.	19,661	600,054
Wal-Mart Stores Inc.	104,407	6,252,935
Walgreen Co.	46,012	1,424,532

		29,287,020

Technology (3.11%)
Akamai Technologies Inc. (a)	7,789	135,840
Altera Corp.	13,769	284,743
Amphenol Corp. Class A	8,222	330,031
Analog Devices Inc.	13,648	359,625
Applied Biosystems Inc.	7,809	267,458
Broadcom Corp. Class A (a)	20,771	386,964
Citrix Systems Inc. (a)	8,564	216,327
Cognizant Technology Solutions Corp. (a)	13,509	308,410
Expedia Inc. (a)	9,670	146,114
Fiserv Inc. (a)	7,645	361,761
Google Inc. Class A (a)	11,116	4,452,180
International Game Technology	14,303	245,726
Jabil Circuit Inc.	9,645	92,013
L-3 Communications Holdings Inc.	5,689	559,343
Lexmark International Inc. (a)	4,242	138,162
MEMC Electronic Materials Inc. (a)	10,567	298,623
Microchip Technology Inc.	8,407	247,418
Novell Inc. (a)	16,319	83,880
Novellus Systems Inc. (a)	4,829	94,842
NVIDIA Corp. (a)	25,704	275,290
QLogic Corp. (a)	6,331	97,244
QUALCOMM Inc.	76,317	3,279,342
Salesforce.com Inc. (a)	4,812	232,901
SanDisk Corp. (a)	10,575	206,741
Symantec Corp. (a)	39,210	767,732
Teradata Corp. (a)	8,364	163,098
Teradyne Inc. (a)	8,265	64,550
Total System Services Inc.	9,336	153,110
VeriSign Inc. (a)	9,056	236,180
Xilinx Inc.	13,065	306,374

		14,792,022

Telecom & Telecom Equipment (4.79%)
American Tower Corp. (a)	18,453	663,754
AT&T Inc.	274,344	7,659,684
CenturyTel Inc.	4,634	169,836
Ciena Corp. (a)	3,843	38,738
Cisco Systems Inc. (a)	274,831	6,200,187
Corning Inc.	73,324	1,146,787
Embarq Corp.	6,741	273,348
Frontier Communications Corp.	14,285	164,278
Harris Corp.	6,213	287,041
JDS Uniphase Corp. (a)	9,653	81,664

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Motorola Inc.	105,197	$751,107
Qwest Communications
International Inc.	67,718	218,729
Sprint Nextel Corp.	132,628	809,031
Tellabs Inc. (a)	19,635	79,718
Verizon Communications Inc.	132,619	4,255,744

		22,799,646

Textiles & Clothing (0.39%)
Jones Apparel Group Inc.	3,627	67,136
Liz Claiborne Inc.	4,149	68,168
NIKE Inc.	18,232	1,219,721
Polo Ralph Lauren Corp.	2,576	171,664
VF Corp.	4,036	312,023

		1,838,712

Transportation (2.09%)
Burlington Northern Santa Fe Corp.	13,188	1,218,967
CH Robinson Worldwide Inc.	7,945	404,877
CSX Corp.	18,941	1,033,610
Expeditors International of Washington Inc.	9,876	344,080
FedEx Corp.	14,463	1,143,156
Norfolk Southern Corp.	17,417	1,153,180
Union Pacific Corp.	23,755	1,690,406
United Parcel Service Inc. Class B	46,979	2,954,509

		9,942,785

Utilities & Energy (4.00%)
Allegheny Energy Inc.	7,754	285,115
Ameren Corp.	9,700	378,591
American Electric Power Co. Inc.	18,692	693,099
CenterPoint Energy Inc.	15,801	230,221
CMS Energy Corp.	10,200	127,194
CONSOL Energy Inc.	8,454	387,954
Consolidated Edison Inc.	12,633	542,714
Constellation Energy Group Inc.	8,246	200,378
Dominion Resources Inc.	26,948	1,152,835
DTE Energy Co.	7,599	303,580
Duke Energy Corp.	58,773	1,024,413
Dynegy Inc. (a)	23,131	82,809
Edison International	15,095	602,291
Entergy Corp.	8,907	792,812
Exelon Corp.	30,559	1,913,605
FirstEnergy Corp.	14,185	950,253
FPL Group Inc.	18,979	954,644
Integrys Energy Group Inc.	3,498	174,690
Massey Energy Co.	3,896	138,970
Nicor Inc.	2,047	90,784
NiSource Inc.	12,575	185,607
Peabody Energy Corp.	12,626	568,170
Pepco Holdings Inc.	9,323	213,590

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
PG&E Corp.	16,647	$623,430
Pinnacle West Capital Corp.	4,691	161,417
PPL Corp.	17,433	645,370
Progress Energy Inc.	12,157	524,331
Public Service Enterprise Group Inc.	23,642	775,221
Sempra Energy	11,557	583,282
TECO Energy Inc.	9,920	156,042
The AES Corp. (a)	31,376	366,785
The Southern Co.	35,798	1,349,227
Windstream Corp.	20,030	219,128
Xcel Energy Inc.	20,685	413,493
XTO Energy Inc.	25,530	1,187,656

		18,999,701

Total Common Stocks
(cost $506,457,875)		473,690,873

Short-term Investments (0.40%)
U.S. Treasury Bill, 0.500%, 12/26/2008 (b)	$1,911,000	1,907,963

Total Short-term Investments
(cost $1,908,717)		1,907,963

TOTAL INVESTMENTS (100.02%)
(cost $508,366,592)		475,598,836
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.02%)		(88,754)

NET ASSETS (100.00%)		$475,510,082

(a)	Non-income producing security.

(b)	At September 30, 2008, this security has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (96.62%)
Automotive & Transportation (3.42%)
AAR Corp. (a)	8,506	$141,115
Accuride Corp. (a)	7,763	12,421
Airtran Holdings Inc. (a)	25,650	62,329
Alaska Air Group Inc. (a)	7,994	162,998
Allegiant Travel Co. (a)	2,995	105,783
Amerco Inc. (a)	2,104	88,221
American Axle & Manufacturing Holdings Inc.	10,110	54,190
American Commercial Lines Inc. (a)	7,850	83,524
American Railcar Industries Inc.	2,027	32,513
Amerigon Inc. (a)	4,985	32,801
Arkansas Best Corp.	4,973	167,540
Arlington Tankers Ltd.	2,794	42,972
ArvinMeritor Inc.	16,187	211,078
ATC Technology Corp. (a)	4,557	108,183
Atlas Air Worldwide Holdings Inc. (a)	2,919	117,665
Bristow Group Inc. (a)	5,269	178,303
CAI International Inc. (a)	1,609	17,796
Celadon Group Inc. (a)	4,880	55,974
Commercial Vehicle Group Inc. (a)	4,770	33,915
Cooper Tire & Rubber Co.	13,076	112,454
Dana Holding Corp. (a)	21,736	105,202
DHT Maritime Inc.	8,610	57,859
Dorman Products Inc. (a)	2,397	30,034
Dynamex Inc. (a)	2,021	57,518
Eagle Bulk Shipping Inc.	10,273	143,206
Fleetwood Enterprises Inc. (a)	17,300	17,646
Force Protection Inc. (a)	13,743	36,831
Forward Air Corp.	6,333	172,448
Freightcar America Inc.	2,628	76,922
Fuel Systems Solutions Inc. (a)	2,653	91,396
Genco Shipping & Trading Ltd.	5,330	177,169
General Maritime Corp.	5,906	115,049
Genesee & Wyoming Inc. (a)	6,822	255,961
Golar LNG Ltd.	7,756	103,000
Greenbrier Companies Inc.	3,591	70,060
GulfMark Offshore Inc. (a)	4,915	220,585
Hawaiian Holdings Inc. (a)	8,715	80,875
Hayes Lemmerz International Inc. (a)	21,627	59,042
Heartland Express Inc.	12,471	193,550
Horizon Lines Inc.	6,887	67,975
Hub Group Inc. (a)	8,120	305,718
International Shipholding Corp. (a)	1,325	29,018
Jetblue Airways Corp. (a)	38,009	188,145
Knight Transportation Inc.	12,575	213,398
Knightsbridge Tankers Ltd.	3,754	99,368
Lear Corp. (a)	14,087	147,913
Marine Products Corp.	2,326	19,306
Marten Transport Ltd. (a)	3,359	65,534
Modine Manufacturing Co.	7,083	102,562
Nordic American Tanker Shipping Ltd.	7,552	242,117
Odyssey Marine Exploration Inc. (a)	10,539	47,847
Old Dominion Freight Line Inc. (a)	6,013	170,408

	Shares	Value
Common Stocks (Cont.)
Automotive & Transportation (Cont.)
Pacer International Inc.	7,619	$125,485
Patriot Transportation Holding Inc. (a)	349	27,571
PHI Inc. (a)	2,963	109,424
Polaris Industries Inc.	7,249	329,757
Quantum Fuel Systems Technologies Worldwide Inc. (a)	15,191	19,596
Republic Airways Holdings Inc. (a)	7,666	78,117
Saia Inc. (a)	2,858	37,954
Ship Finance International Ltd.	9,270	199,861
SkyWest Inc.	12,694	202,850
Spartan Motors Inc.	7,181	22,836
Stoneridge Inc. (a)	3,207	36,079
Superior Industries International Inc.	5,059	96,930
TBS International Ltd. Class A (a)	2,300	30,958
Tenneco Inc. (a)	10,235	108,798
UAL Corp.	27,622	242,797
Ultrapetrol Bahamas Ltd. (a)	5,484	43,049
Universal Truckload Services Inc. (a)	1,364	33,227
US Airways Group Inc. (a)	25,012	150,822
Visteon Corp. (a)	28,715	66,619
Wabash National Corp.	6,735	63,646
Werner Enterprises Inc.	9,441	204,964
Winnebago Industries Inc.	6,470	83,592
Wonder Auto Technology Inc. (a)	3,213	20,595
YRC Worldwide Inc. (a)	12,541	149,990

		8,070,954

Consumer Discretionary (15.71%)
1-800-FLOWERS.COM Inc. (a)	5,927	35,681
99 Cents Only Stores (a)	10,363	113,682
Aaron Rents Inc.	9,986	270,321
ABM Industries Inc.	9,605	209,773
Administaff Inc.	4,737	128,941
Advisory Board Co. (a)	3,803	114,698
Aeropostale Inc. (a)	14,698	471,953
AFC Enterprises (a)	5,950	43,197
AH Belo Corp. Class A	4,479	23,112
Ambassadors Group Inc.	4,188	66,631
America’s Car-Mart Inc. (a)	2,197	40,842
American Apparel Inc. (a)	7,425	60,885
American Greetings Corp.	10,944	167,334
American Public Education Inc. (a)	2,418	116,741
American Woodmark Corp.	2,358	52,937
Ameristar Casinos Inc.	5,683	80,642
AMN Healthcare Services Inc. (a)	7,429	130,528
Arbitron Inc.	6,105	272,832
Aristotle Corp. (a)	264	2,094
Asbury Automotive Group Inc.	7,007	80,721
Bally Technologies Inc. (a)	12,021	363,996
bebe stores inc.	8,424	82,302
Belo Corp.	19,572	116,649
Bidz.com Inc. (a)	1,260	10,912

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Big 5 Sporting Goods Corp.	5,067	$52,291
BJ’s Restaurants Inc. (a)	3,960	47,282
Blockbuster Inc. (a)	40,469	83,366
Blue Nile Inc. (a)	2,950	126,467
Blyth Inc.	5,503	62,404
Bob Evans Farms Inc.	6,763	184,562
Borders Group Inc.	13,278	87,104
Bowne & Co. Inc.	5,852	67,591
Brightpoint Inc. (a)	11,001	79,207
Brown Shoe Co. Inc.	9,296	152,269
Brunswick Corp.	19,240	246,080
Buckle Inc.	3,396	188,614
Buffalo Wild Wings Inc. (a)	3,908	157,258
Build-A-Bear Workshop Inc. (a)	3,308	24,082
Cabela’s Inc. (a)	8,437	101,919
Cache Inc. (a)	2,706	18,590
California Pizza Kitchen Inc. (a)	4,628	59,562
Callaway Golf Co.	14,557	204,817
Capella Education Co. (a)	3,127	134,023
Carter’s Inc. (a)	12,586	248,322
Casella Waste Systems Inc. (a)	5,123	60,144
Casual Male Retail Group Inc. (a)	8,585	33,739
Cato Corp. Class A	6,080	106,704
CBIZ Inc. (a)	9,569	80,954
CBRL Group Inc.	4,999	131,474
CDI Corp.	2,940	65,650
CEC Entertainment Inc. (a)	4,415	146,578
Central Garden & Pet Co. (a)	14,270	84,907
Cenveo Inc. (a)	10,556	81,176
Charlotte Russe Holding Inc. (a)	4,583	46,976
Charming Shoppes Inc. (a)	24,897	121,746
Charter Communications Inc. (a)	89,542	65,366
Chattem Inc. (a)	3,775	295,129
Cheesecake Factory Inc. (a)	14,734	215,411
Chemed Corp.	5,212	214,005
Cherokee Inc.	1,879	41,300
Chico’s FAS Inc. (a)	38,762	212,028
Children’s Place Retail Stores Inc. (a)	5,129	171,052
Chindex International Inc. (a)	2,419	26,270
Christopher & Banks Corp.	7,821	59,987
Churchill Downs Inc.	2,112	103,446
Cinemark Holdings Inc.	6,550	89,080
Circuit City Stores Inc.	37,066	28,170
Citadel Broadcasting Corp. (a)	41,261	32,184
Citi Trends Inc. (a)	3,131	51,004
CKE Restaurants Inc.	11,869	125,811
CKX Inc. (a)	11,551	71,154
Coinstar Inc. (a)	6,135	196,320
Coldwater Creek Inc. (a)	12,485	72,288
Collective Brands Inc. (a)	14,182	259,672
Columbia Sportswear Co.	2,720	114,131
Compass Diversified Holdings	5,227	72,864
Conn’s Inc. (a)	2,383	44,586

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Consolidated Graphics Inc. (a)	2,187	$66,332
Core-Mark Holding Co. Inc. (a)	2,063	51,554
Corinthian Colleges Inc. (a)	18,705	280,575
Cornell Companies Inc. (a)	2,436	66,210
CoStar Group Inc. (a)	4,290	194,723
Courier Corp.	2,394	48,742
Cox Radio Inc. (a)	5,635	59,506
CRA International Inc. (a)	2,428	66,721
Crocs Inc. (a)	18,277	65,432
Cross Country Healthcare Inc. (a)	6,774	110,348
Crown Media Holdings Inc. (a)	3,483	17,519
CSS Industries Inc.	1,725	44,402
Cumulus Media Inc. (a)	6,002	25,569
Deckers Outdoor Corp. (a)	2,865	298,189
Denny’s Corp. (a)	20,836	53,757
DG FastChannel Inc. (a)	3,447	75,558
Dice Holdings Inc. (a)	3,184	22,606
Dillard’s Inc. Class A	12,529	147,842
DineEquity Inc.	3,821	64,422
Dolan Media Co. (a)	4,812	48,553
Dollar Thrifty Automotive Group Inc. (a)	4,874	9,407
Domino’s Pizza Inc. (a)	8,991	109,151
Dover Downs Gaming & Entertainment Inc.	3,524	27,417
Dover Motorsports Inc.	3,309	18,034
Dress Barn Inc. (a)	10,270	157,028
drugstore.com Inc. (a)	18,300	43,005
DSW Inc. (a)	3,258	44,635
DTS Inc. (a)	3,911	108,843
DynCorp International Inc. Class A (a)	5,429	90,990
Earthlink Inc. (a)	24,108	204,918
Einstein Noah Restaurant Group Inc. (a)	955	9,626
Elixir Gaming Technologies Inc. (a)	14,794	4,882
Elizabeth Arden Inc. (a)	5,393	105,865
Ennis Inc.	5,646	87,287
Entercom Communications Corp.	5,644	28,333
Entravision Communications Corp. (a)	14,124	37,994
Ethan Allen Interiors Inc.	5,426	152,037
Exponent Inc. (a)	3,170	104,895
EZCORP Inc. (a)	8,435	158,578
FGX International Holdings Ltd. (a)	3,090	34,206
First Advantage Corp. Class A (a)	2,252	31,641
Fisher Communications Inc.	1,600	63,040
Forrester Research Inc. (a)	3,410	99,981
Fossil Inc. (a)	9,966	281,340
Fred’s Inc.	8,764	124,624
Fuqi International Inc. (a)	2,130	17,360
Furniture Brands International Inc.	9,133	96,079
G&K Services Inc. Class A	4,372	144,495
G-III Apparel Group Ltd. (a)	2,905	54,353
Gaiam Inc. (a)	3,939	41,753
GateHouse Media Inc.	6,899	3,381
Gaylord Entertainment Co. (a)	8,973	263,537

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Genesco Inc. (a)	4,217	$141,185
Geo Group Inc. (a)	11,202	226,392
Gevity HR Inc.	4,940	35,963
Global Sources Ltd. (a)	3,792	38,185
Global Traffic Network Inc. (a)	2,589	24,000
Gray Television Inc.	8,547	14,701
Great Wolf Resorts Inc. (a)	6,249	22,871
Greenfield Online Inc. (a)	5,777	100,520
Group 1 Automotive Inc.	5,106	110,953
GSI Commerce Inc. (a)	5,153	79,768
Gymboree Corp. (a)	6,299	223,614
Harte-Hanks Inc.	8,056	83,541
Haverty Furniture Companies Inc.	4,011	45,886
Heidrick & Struggles International Inc.	3,844	115,897
Helen of Troy Ltd. (a)	6,630	150,965
Hibbett Sports Inc. (a)	6,347	127,067
Hooker Furniture Corp.	2,155	38,251
Hot Topic Inc. (a)	9,743	64,401
Houston Wire & Cable Co.	3,904	67,032
HSW International Inc. (a)	6,087	15,826
Hudson Highland Group Inc. (a)	5,491	38,162
ICF International Inc. (a)	1,453	28,697
Iconix Brand Group Inc. (a)	12,662	165,619
ICT Group Inc. (a)	2,157	17,364
Idearc Inc.	32,349	40,436
IKON Office Solutions Inc.	17,861	303,816
infoGROUP Inc.	7,228	47,777
Infospace Inc.	7,544	81,852
Insight Enterprises Inc. (a)	10,209	136,903
Inter Parfums Inc.	3,080	41,765
Internap Network Services Corp. (a)	11,056	38,475
inVentiv Health Inc. (a)	7,259	128,194
Isle of Capri Casinos Inc. (a)	3,230	29,135
J. Crew Group Inc. (a)	9,309	265,958
Jack in the Box Inc. (a)	12,910	272,401
Jackson Hewitt Tax Service Inc.	6,606	101,336
JAKKS Pacific Inc. (a)	5,946	148,115
Jo-Ann Stores Inc. (a)	5,568	116,817
Jos. A. Bank Clothiers Inc. (a)	3,992	134,131
Journal Communications Inc. Class A	9,883	48,229
K-Swiss Inc. Class A	5,676	98,762
K12 Inc. (a)	1,289	34,159
Kelly Services Inc. Class A	5,761	109,747
Kenexa Corp. (a)	5,103	80,576
Kenneth Cole Productions Inc.	1,851	27,210
Kforce Inc. (a)	7,368	75,227
Kimball International Inc. Class B	7,002	75,622
Knology Inc. (a)	6,226	50,244
Korn/Ferry International (a)	10,254	182,726
Krispy Kreme Doughnuts Inc. (a)	13,280	43,824
La-Z-Boy Inc.	11,284	105,167
Lancaster Colony Corp.	4,431	166,871
Landry’s Restaurants Inc.	2,833	44,053

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Lawson Products Inc.	834	$23,060
Leapfrog Enterprises Inc. (a)	7,131	75,303
Learning Tree International Inc. (a)	1,957	24,365
LECG Corp. (a)	5,801	46,814
Lee Enterprises Inc. Class A	10,047	35,165
Libbey Inc.	2,945	25,062
Life Time Fitness Inc. (a)	7,650	239,215
Lin TV Corp. (a)	5,603	28,911
Lincoln Educational Services (a)	1,095	14,487
Liquidity Services Inc. (a)	3,203	34,753
Live Nation Inc. (a)	16,643	270,782
Lodgian Inc. (a)	3,822	29,812
LoopNet Inc. (a)	6,420	63,109
Luby’s Inc. (a)	4,719	37,941
Maidenform Brands Inc. (a)	4,933	71,578
Mannatech Inc.	3,189	12,756
Marchex Inc. Class B	5,610	57,727
Marcus Corp.	4,404	70,816
MarineMax Inc. (a)	3,499	25,298
Martha Stewart Living Omnimedia Inc. (a)	5,601	47,665
Marvel Entertainment Inc. (a)	10,750	367,005
Matthews International Corp.	6,852	347,670
MAXIMUS Inc.	4,066	149,791
McClatchy Co. Class A	12,486	54,938
Media General Inc.	5,138	63,865
Mediacom Communications Corp. Class A (a)	8,650	51,208
Midas Inc. (a)	3,045	41,899
Midway Games Inc. (a)	4,758	11,276
Monarch Casino & Resort Inc. (a)	2,838	32,325
Monro Muffler Brake Inc.	3,835	88,435
Morgans Hotel Group Co. (a)	5,920	64,587
Movado Group Inc.	3,484	77,867
MPS Group Inc. (a)	20,683	208,485
MWI Veterinary Supply Inc. (a)	2,250	88,403
National CineMedia Inc.	9,236	102,058
National Presto Industries Inc.	985	73,383
Nautilus Inc. (a)	6,062	27,703
Navigant Consulting Inc. (a)	10,610	211,033
Net 1 UEPS Technologies Inc. (a)	9,879	220,598
Netflix Inc. (a)	8,940	276,067
New York & Co. Inc. (a)	5,088	48,540
NIC Inc.	8,750	60,375
Nu Skin Enterprises Inc.	10,876	176,409
NutriSystem Inc.	6,706	118,830
O’Charley’s Inc.	3,981	34,834
On Assignment Inc. (a)	7,768	61,212
Orbitz Worldwide Inc. (a)	8,023	47,095
Outdoor Channel Holdings Inc. (a)	3,518	30,958
Overstock.com Inc. (a)	3,311	65,591
Oxford Industries Inc.	3,029	78,239
Pacific Sunwear of California Inc. (a)	15,583	104,874

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Pantry Inc. (a)	4,605	$97,580
Papa John’s International Inc. (a)	4,799	130,341
ParkerVision Inc. (a)	5,039	50,390
PC Connection Inc. (a)	2,174	14,544
PC Mall Inc. (a)	2,421	16,535
PeopleSupport Inc. (a)	4,724	55,224
PEP Boys-Manny Moe & Jack	9,260	57,227
Perficient Inc. (a)	7,015	46,580
Perry Ellis International Inc. (a)	2,507	37,379
PetMed Express Inc. (a)	5,206	81,734
PF Chang’s China Bistro Inc. (a)	5,259	123,797
PHH Corp. (a)	11,892	158,045
Pier 1 Imports Inc. (a)	19,613	81,002
Pinnacle Entertainment Inc. (a)	13,166	99,535
Playboy Enterprises Inc. (a)	4,731	18,640
Pool Corp.	10,504	245,058
Pre-Paid Legal Services Inc. (a)	1,833	75,630
Prestige Brands Holdings Inc. (a)	7,407	65,774
PRG-Schultz International Inc. (a)	3,281	29,398
PriceSmart Inc.	3,165	52,982
Primedia Inc.	5,537	13,455
Princeton Review Inc. (a)	2,918	23,344
Protection One Inc. (a)	1,393	12,272
Quiksilver Inc. (a)	27,686	158,918
R.H. Donnelley Corp. (a)	15,080	30,009
RC2 Corp. (a)	3,911	78,220
Red Robin Gourmet Burgers Inc. (a)	3,697	99,080
Regis Corp.	9,370	257,675
Renaissance Learning Inc.	2,122	27,565
Rent-A-Center Inc. (a)	14,660	326,625
Resources Connection Inc. (a)	9,908	223,227
Retail Ventures Inc. (a)	6,777	26,430
REX Stores Corp. (a)	1,944	22,453
RHI Entertainment Inc. (a)	2,961	44,119
Rick’s Cabaret International Inc. (a)	1,320	12,962
Riviera Holdings Corp. (a)	2,014	14,803
Rollins Inc.	9,143	173,534
RSC Holdings Inc. (a)	10,445	118,655
Ruby Tuesday Inc. (a)	11,129	64,437
Rush Enterprises Inc. Class A (a)	7,374	94,387
Russ Berrie & Co. Inc. (a)	3,797	29,123
Ruth’s Hospitality Group Inc. (a)	4,036	15,861
Sally Beauty Holdings Inc. (a)	20,711	178,115
Schawk Inc.	3,174	47,991
Scholastic Corp.	5,288	135,796
School Specialty Inc. (a)	4,122	128,565
Sealy Corp.	10,019	64,723
Shoe Carnival Inc. (a)	1,823	29,861
Shuffle Master Inc. (a)	11,116	56,580
Shutterfly Inc. (a)	4,314	41,458
Sinclair Broadcast Group Inc.	11,499	57,955
Six Flags Inc. (a)	14,575	10,057
Skechers U.S.A. Inc. (a)	7,209	121,327

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Sonic Automotive Inc.	5,731	$48,484
Sonic Corp. (a)	13,162	191,770
Sotheby’s	14,798	296,848
Spectrum Brands Inc. (a)	9,158	12,730
Speedway Motorsports Inc.	2,987	58,187
Spherion Corp. (a)	12,355	60,169
Stage Stores Inc.	8,860	121,028
Stamps.com Inc. (a)	3,413	39,830
Standard Parking Corp. (a)	2,124	47,195
Standard Register Co.	3,255	32,062
Stein Mart Inc.	5,275	20,625
Steiner Leisure Ltd. (a)	3,597	123,665
Steinway Musical Instruments Inc. (a)	1,507	42,678
Steven Madden Ltd. (a)	3,880	96,146
Stewart Enterprises Inc.	18,382	144,483
Syms Corp. (a)	1,450	19,590
Systemax Inc.	2,362	33,210
Take-Two Interactive Software Inc. (a)	16,891	277,012
Talbots Inc.	5,360	70,216
TeleTech Holdings Inc. (a)	8,806	109,547
Tempur-Pedic International Inc.	16,399	192,852
Texas Roadhouse Inc. Class A (a)	11,495	103,340
The Finish Line Inc. Class A	9,369	93,596
The Knot Inc. (a)	6,203	51,795
The Men’s Wearhouse Inc.	11,280	239,587
The Providence Service Corp. (a)	2,574	25,225
The Steak n Shake Co. (a)	6,447	55,960
thinkorswim Group Inc. (a)	11,074	92,246
THQ Inc. (a)	14,645	176,326
Timberland Co. (a)	10,498	182,350
TiVo Inc. (a)	22,379	163,814
Town Sports International Holdings Inc. (a)	3,831	23,369
Tractor Supply Co. (a)	7,319	307,764
True Religion Apparel Inc. (a)	3,744	96,782
TrueBlue Inc. (a)	9,755	157,641
Tuesday Morning Corp. (a)	7,227	29,848
Tupperware Brands Corp.	13,621	376,348
Tween Brands Inc. (a)	5,444	53,297
Ulta Salon Cosmetics & Fragrance Inc. (a)	4,449	59,083
Under Armour Inc. Class A (a)	7,237	229,847
UniFirst Corp.	3,154	135,906
United Online Inc.	16,933	159,340
United Stationers Inc. (a)	5,249	251,060
Universal Electronics Inc. (a)	3,113	77,763
Universal Technical Institute Inc. (a)	5,150	87,859
USANA Health Sciences Inc. (a)	1,697	69,560
Vail Resorts Inc. (a)	6,874	240,246
Valassis Communications Inc. (a)	10,551	91,372
Value Line Inc.	444	14,870
ValueClick Inc. (a)	19,000	194,370

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Viad Corp.	4,547	$130,908
VistaPrint Ltd. (a)	9,699	318,515
Volcom Inc. (a)	3,988	68,913
Volt Information Sciences Inc. (a)	2,876	25,826
Warnaco Group Inc. (a)	10,000	452,900
Waste Connections Inc. (a)	14,593	500,540
Waste Services Inc. (a)	5,201	38,539
Watson Wyatt Worldwide Inc.	9,376	466,268
WD-40 Co.	3,611	129,743
Wendy’s/Arby’s Group Inc. Class A	87,002	457,631
Westwood One Inc. (a)	14,738	8,106
Wet Seal Inc. (a)	20,207	73,351
Weyco Group Inc.	1,588	53,150
WMS Industries Inc. (a)	9,641	294,725
Wolverine World Wide Inc.	10,933	289,397
World Fuel Services Corp.	6,400	147,392
World Wrestling Entertainment Inc.	4,664	72,105
Zale Corp. (a)	7,018	175,450
Zumiez Inc. (a)	4,309	71,012

		37,028,694

Consumer Staples (2.98%)
Alliance One International Inc. (a)	21,262	80,796
American Dairy Inc. (a)	1,558	15,782
Arden Group Inc. Class A	240	34,949
B&G Foods Inc. Class A	4,404	31,489
Boston Beer Co. Inc. (a)	1,853	87,999
Cal-Maine Foods Inc.	2,771	76,036
Casey’s General Stores Inc.	11,141	336,124
Chiquita Brands International Inc. (a)	9,508	150,321
Coca-Cola Bottling Co. Consolidated	896	39,119
Diamond Foods Inc.	3,522	98,722
Farmer Brothers Co.	1,392	34,619
Flowers Foods Inc.	16,989	498,797
Fresh Del Monte Produce Inc. (a)	9,213	204,529
Green Mountain Coffee Roasters Inc. (a)	3,779	148,666
Hain Celestial Group Inc. (a)	8,901	245,044
Imperial Sugar Co.	2,561	34,676
Ingles Markets Inc.	2,759	62,988
J&J Snack Foods Corp.	3,107	105,358
Lance Inc.	6,161	139,793
Lifeway Foods Inc. (a)	1,050	12,285
Longs Drug Stores Corp.	6,802	514,503
Lululemon Athletica Inc. (a)	3,954	91,061
M & F Worldwide Corp. (a)	2,796	111,840
Maui Land & Pineapple Company Inc. (a)	1,089	29,937
Nash Finch Co.	2,841	122,504
National Beverage Corp. (a)	2,198	19,496
Omega Protein Corp. (a)	4,026	47,346
Peet’s Coffee & Tea Inc. (a)	2,997	83,676

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Pilgrim’s Pride Corp.	9,904	$24,661
Ralcorp Holdings Inc. (a)	12,334	831,435
Reddy Ice Holdings Inc.	3,927	14,334
Ruddick Corp.	9,248	300,098
Sanderson Farms Inc.	4,453	163,603
Schiff Nutrition International Inc. (a)	2,028	13,851
Seaboard Corp.	73	91,761
Sensient Technologies Corp.	10,559	297,025
Smart Balance Inc. (a)	13,750	90,200
Spartan Stores Inc.	4,803	119,499
Star Scientific Inc. (a)	14,390	51,228
Susser Holdings Corp. (a)	1,698	25,572
Synutra International Inc. (a)	2,275	45,796
The Great Atlantic & Pacific Tea Company Inc. (a)	7,747	83,822
Tootsie Roll Industries Inc.	5,229	151,170
TreeHouse Foods Inc. (a)	6,854	203,564
United Natural Foods Inc. (a)	9,418	235,356
Universal Corp.	5,575	273,677
Vector Group Ltd.	7,288	128,706
Village Super Market Inc. Class A	717	34,179
Weis Markets Inc.	2,424	87,288
Winn-Dixie Stores Inc. (a)	11,877	165,090
Zep Inc.	4,690	82,732
Zhongpin Inc. (a)	4,043	42,977

		7,016,079

Durable Products (8.01%)
ACCO Brands Corp. (a)	11,895	89,688
Actuant Corp. Class A	12,275	309,821
Advanced Energy Industries Inc. (a)	7,170	98,086
Aerovironment Inc. (a)	2,248	71,824
Alamo Group Inc.	1,355	23,103
Albany International Corp. Class A	6,520	178,192
Altra Holdings Inc. (a)	5,797	85,564
American Ecology Corp.	3,573	98,865
American Superconductor Corp. (a)	9,229	217,528
AO Smith Corp.	4,383	171,770
Applied Industrial Technologies Inc.	9,292	250,234
ARGON ST Inc. (a)	2,876	67,557
Arris Group Inc. (a)	27,217	210,387
Ascent Solar Technologies Inc. (a)	1,628	9,898
Astec Industries Inc. (a)	4,045	124,707
Asyst Technologies Inc. (a)	11,167	26,801
ATMI Inc. (a)	7,055	126,849
Audiovox Corp. (a)	3,821	35,803
Axcelis Technologies Inc. (a)	22,494	38,240
Axsys Technologies Inc. (a)	1,917	112,988
AZZ Inc. (a)	2,662	110,127
Badger Meter Inc.	3,202	150,334
Baldor Electric Co.	10,133	291,932
Beacon Power Corp. (a)	19,421	28,160

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Beazer Homes USA Inc. (a)	8,686	$51,942
Belden Inc.	9,613	305,790
Blount International Inc. (a)	8,487	94,460
Brady Corp.	11,035	389,315
Briggs & Stratton Corp.	10,884	176,103
Brooks Automation Inc. (a)	14,541	121,563
Cascade Corp.	1,993	87,313
Cavco Industries Inc. (a)	1,418	51,261
Champion Enterprises Inc. (a)	17,052	94,639
Chart Industries Inc. (a)	6,222	177,700
Cognex Corp.	9,385	189,202
Cohu Inc.	5,061	80,065
Colfax Corp. (a)	4,734	79,105
Columbus McKinnon Corp. (a)	4,169	98,263
CTS Corp.	7,224	92,323
Curtiss-Wright Corp.	9,833	446,910
Cymer Inc. (a)	6,638	168,141
Darling International Inc. (a)	17,903	198,902
Dionex Corp. (a)	4,025	255,789
Ducommun Inc.	2,316	55,306
DXP Enterprises Inc. (a)	785	41,848
Electro Scientific Industries Inc. (a)	5,857	83,287
EMCORE Corp. (a)	16,110	79,583
Energy Recovery Inc. (a)	3,257	31,235
EnPro Industries Inc. (a)	4,385	162,947
Entegris Inc. (a)	25,086	121,416
ESCO Technologies Inc. (a)	5,700	274,569
Esterline Technologies Corp. (a)	6,462	255,831
FARO Technologies Inc. (a)	3,661	74,575
Federal Signal Corp.	10,541	144,412
FEI Co. (a)	8,010	190,718
Flanders Corp. (a)	3,514	22,138
Flow International Corp. (a)	8,247	41,895
Franklin Electric Co. Inc.	5,023	223,775
Fuel Tech Inc. (a)	3,883	70,243
Fushi Copperweld Inc. (a)	3,163	30,649
Gehl Co. (a)	2,372	69,808
GenCorp Inc. (a)	12,693	85,551
GenTek Inc. (a)	1,972	50,700
Graham Corp.	1,089	58,915
Harbin Electric Inc. (a)	1,368	16,211
Heico Corp.	4,871	159,866
Herman Miller Inc.	12,329	301,691
hhgregg Inc. (a)	2,731	26,627
HNI Corp.	9,762	247,369
Hovnanian Enterprises Inc. (a)	10,174	81,290
Hurco Companies Inc. (a)	1,407	41,605
InterDigital Inc. (a)	9,982	240,067
Interface Inc.	11,625	132,176
Intevac Inc. (a)	4,909	52,232
K-Tron International Inc. (a)	532	68,538
Kadant Inc. (a)	3,056	69,585
Kaman Corp.	5,567	158,548

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Key Technology Inc. (a)	1,233	$29,222
Knoll Inc.	10,631	160,741
Kulicke & Soffa Industries Inc. (a)	11,745	52,970
Lindsay Corp.	2,618	190,459
Littelfuse Inc. (a)	4,760	141,515
LMI Aerospace Inc. (a)	1,901	38,229
LTX-Credence Corp. (a)	27,507	47,862
M/I Homes Inc.	3,073	70,003
MasTec Inc. (a)	9,428	125,298
Mattson Technology Inc. (a)	10,971	51,893
Measurement Specialties Inc. (a)	3,091	53,907
Meritage Homes Corp. (a)	6,737	166,404
Met-Pro Corp.	3,296	48,089
Metalico Inc. (a)	5,308	31,317
Middleby Corp. (a)	3,725	202,305
Mine Safety Appliances Co.	6,812	259,673
MKS Instruments Inc. (a)	10,946	217,935
Mobile Mini Inc. (a)	7,605	147,005
Moog Inc. Class A (a)	9,365	401,571
NACCO Industries Inc. Class A	1,318	124,577
Nordson Corp.	7,404	363,610
OpNext Inc. (a)	4,528	20,784
Orbital Sciences Corp. (a)	12,859	308,230
Orion Energy Systems Inc. (a)	1,833	10,283
OYO Geospace Corp. (a)	826	32,445
Palm Harbor Homes Inc. (a)	1,838	18,215
Park-Ohio Holdings Corp. (a)	1,844	32,989
Photon Dynamics Inc. (a)	3,891	59,727
Photronics Inc. (a)	9,189	17,275
Plantronics Inc.	10,751	242,112
PMFG Inc. (a)	2,844	41,210
Powell Industries Inc. (a)	1,722	70,275
Power-One Inc. (a)	17,668	25,619
Powerwave Technologies Inc. (a)	28,851	114,250
Preformed Line Products Co.	591	34,479
Presstek Inc. (a)	6,039	34,060
Raser Technologies Inc. (a)	9,887	84,039
Regal-Beloit Corp.	7,068	300,531
Robbins & Myers Inc.	6,161	190,560
Rofin-Sinar Technologies Inc. (a)	6,484	198,475
Rudolph Technologies Inc. (a)	6,771	56,741
Ryland Group Inc.	9,308	246,848
Sauer-Danfoss Inc.	2,436	60,145
Semitool Inc. (a)	5,123	41,906
Skyline Corp.	1,501	39,671
Smith & Wesson Holding Corp. (a)	8,229	30,776
Sonic Solutions (a)	5,168	22,739
Standard Pacific Corp. (a)	27,253	133,812
Standex International Corp.	2,808	77,922
Sun Hydraulics Corp.	2,559	66,636
Symmetricom Inc. (a)	9,478	47,106
Synthesis Energy Systems Inc. (a)	5,471	26,534
TAL International Group Inc.	3,230	67,249

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Taser International Inc. (a)	12,934	$92,478
Team Inc. (a)	4,053	146,394
Technitrol Inc.	8,988	132,933
Tecumseh Products Co. Class A (a)	3,579	89,618
Teledyne Technologies Inc. (a)	7,788	445,162
Tennant Co.	3,644	124,843
Textainer Group Holdings Ltd.	2,096	31,838
The Gormann-Rupp Co.	3,103	117,045
Thermadyne Holdings Corp. (a)	2,931	48,860
Titan International Inc.	7,535	160,646
Titan Machinery Inc. (a)	1,604	33,379
TransDigm Group Inc. (a)	7,301	249,913
Triumph Group Inc.	3,630	165,927
TurboChef Technologies Inc. (a)	5,161	31,740
Twin Disc Inc.	1,842	25,346
Ultra Clean Holdings Inc. (a)	4,366	22,005
Ultratech Inc. (a)	5,186	62,751
Veeco Instruments Inc. (a)	7,033	104,159
Vicor Corp.	4,252	37,758
Wabtec Corp.	10,637	544,933
Watts Water Technologies Inc.	6,366	174,110
Woodward Governor Co.	12,902	455,054
Zygo Corp. (a)	3,302	41,539

		18,869,109

Financial Services (21.63%)
1st Source Corp.	3,385	79,548
Abington Bancorp Inc.	5,360	54,243
Acadia Realty Trust	7,086	179,134
Advance America Cash Advance Centers Inc.	9,722	29,069
Advanta Corp. Class B	8,398	69,116
Advent Software Inc. (a)	3,667	129,188
Agree Realty Corp.	1,730	49,478
Aircastle Ltd.	10,241	101,488
Alexander’s Inc. (a)	449	179,600
Ambac Financial Group Inc.	62,982	146,748
AmCOMP Inc. (a)	2,750	31,900
Amcore Financial Inc.	4,891	45,242
American Campus Communities Inc.	9,282	314,474
American Capital Agency Corp.	2,189	37,913
American Equity Investment Life Holding Co.	11,990	89,925
American Physicians Capital Inc.	1,844	78,057
American Safety Insurance Holdings Ltd. (a)	2,322	35,085
Ameris Bancorp	2,760	40,986
Amerisafe Inc. (a)	4,129	75,148
Ames National Corp.	1,410	36,590
Ampal-American Israel Corp. (a)	4,533	14,007
AmTrust Financial Services Inc.	3,481	47,307
Anchor Bancorp Wisconsin Inc.	3,898	28,650

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Anthracite Capital Inc.	12,047	$64,572
Anworth Mortgage Asset Corp.	18,109	107,205
Apollo Investment Corp.	31,254	532,881
Arbor Realty Trust Inc.	3,036	30,360
Ares Capital Corp.	21,343	222,607
Argo Group International Holdings Ltd. (a)	6,745	248,553
Arrow Financial Corp.	2,001	58,849
Ashford Hospitality Trust Inc.	26,290	106,475
Aspen Insurance Holdings Ltd.	18,766	516,065
Asset Acceptance Capital Corp. (a)	3,279	34,561
Assured Guaranty Ltd.	12,260	199,348
Avatar Holdings Inc. (a)	1,336	44,088
Baldwin & Lyons Inc.	1,878	45,016
BancFirst Corp.	1,654	79,938
Banco Latinoamericano de Exportaciones SA	5,988	86,347
BancTrust Financial Group Inc.	3,839	50,368
Bank Mutual Corp.	11,083	125,792
Bank of the Ozarks Inc.	2,710	73,170
BankFinancial Corp.	4,326	63,506
Bankrate Inc. (a)	2,795	108,753
Banner Corp.	3,073	36,907
Beneficial Mutual Bancorp Inc. (a)	7,546	95,457
Berkshire Hills Bancorp Inc.	2,172	69,504
BGC Partners Inc. Class A	7,035	30,180
BioMed Realty Trust Inc.	15,760	416,852
BlackRock Kelso Capital Corp.	2,843	32,780
Boston Private Financial Holdings Inc.	11,704	102,293
Broadpoint Securities Group Inc. (a)	5,255	15,240
Brookline Bancorp Inc.	13,097	167,511
Brooklyn Federal Bancorp Inc.	733	10,841
Bryn Mawr Bank Corp.	1,505	33,080
Calamos Asset Management Inc. Class A	4,572	81,930
Camden National Corp.	1,686	58,926
Capital City Bank Group Inc.	2,640	82,764
Capital Southwest Corp.	669	95,031
Capital Trust Inc.	3,648	56,544
Capitol Bancorp Ltd.	3,354	65,369
CapLease Inc.	10,014	79,411
Capstead Mortgage Corp.	11,771	128,892
Cardinal Financial Corp.	5,292	42,759
Cardtronics Inc. (a)	2,497	19,626
Care Investment Trust Inc.	2,905	33,349
Cascade Bancorp	4,571	40,636
Cash America International Inc.	6,399	230,620
Cass Information Systems Inc.	1,559	55,890
Castlepoint Holdings Ltd.	7,337	81,661
Cathay General Bancorp	10,663	253,779
Cedar Shopping Centers Inc.	8,414	111,233
Centerstate Banks of Florida Inc.	2,020	36,097
Central Pacific Financial Corp.	6,221	104,575

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Chemical Financial Corp.	5,342	$166,350
Chimera Investment Corp.	7,405	45,985
China Direct Inc. (a)	1,483	6,258
Citizens & Northern Corp.	1,964	42,324
Citizens Inc. (a)	8,189	67,314
Citizens Republic Bancorp Inc.	20,354	62,690
City Bank	3,020	47,112
City Holding Co.	3,538	149,481
Clifton Savings Bancorp Inc.	2,287	27,421
CNA Surety Corp. (a)	3,537	59,068
CoBiz Financial Inc.	4,130	49,601
Cohen & Steers Inc.	3,684	104,368
Colonial BancGroup Inc.	44,337	348,489
Colonial Properties Trust	10,424	194,825
Columbia Banking Systems Inc.	3,985	70,654
Community Bank System Inc.	6,569	165,210
Community Trust Bancorp Inc.	3,207	110,321
CompuCredit Corp. (a)	4,225	16,562
Consolidated-Tomoka Land Co.	1,176	50,791
Corporate Office Properties Trust	8,539	344,549
Corus Bankshares Inc.	7,973	32,291
Cousins Properties Inc.	8,317	210,087
Crawford & Co. Class B (a)	5,610	87,797
Credit Acceptance Corp. (a)	1,302	22,134
CVB Financial Corp.	14,526	201,911
CyberSource Corp. (a)	15,156	244,163
Danvers Bancorp Inc.	3,911	49,865
Darwin Professional Underwriters Inc. (a)	1,619	50,367
DCT Industrial Trust Inc.	37,726	282,568
Delphi Financial Group Inc.	9,073	254,407
Deluxe Corp.	11,313	162,794
Diamond Hill Investment Group (a)	451	40,554
DiamondRock Hospitality Co.	20,821	189,471
Dime Community Bancshares	5,147	78,337
Dollar Financial Corp. (a)	5,319	81,859
Donegal Group Inc.	2,812	50,982
Doral Financial Corp. (a)	1,174	12,820
Downey Financial Corp.	4,466	8,039
Duff & Phelps Corp. Class A (a)	2,322	48,832
DuPont Fabros Technology Inc.	2,619	39,940
East West Bancorp Inc.	13,926	190,786
EastGroup Properties Inc.	5,468	265,417
Education Realty Trust Inc.	6,267	69,438
eHealth Inc. (a)	5,471	87,536
Electro Rent Corp.	4,724	63,443
EMC Insurance Group Inc.	1,379	40,653
Employers Holdings Inc.	10,857	188,695
Encore Bancshares Inc. (a)	1,407	25,326
Encore Capital Group Inc. (a)	3,198	43,813
Enstar Group Ltd. (a)	1,208	117,611
Enterprise Financial Services Corp.	2,423	54,663
Entertainment Properties Trust	6,730	368,266

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Epoch Holding Corp.	2,217	$23,389
Equity Lifestyle Properties Inc.	4,469	236,991
Equity One Inc.	7,077	145,008
ESSA Bancorp Inc.	3,722	51,736
Euronet Worldwide Inc. (a)	10,351	173,172
Evercore Partners Inc.	2,131	38,315
Exlservice Holdings Inc. (a)	3,119	27,385
Extra Space Storage Inc.	17,453	268,078
Fair Isaac Corp.	10,682	246,327
Farmers Capital Bank Corp.	1,358	36,693
FBL Financial Group Inc.	2,889	80,574
FBR Capital Markets Corp. (a)	6,434	41,692
FCStone Group Inc. (a)	4,985	89,680
Federal Agricultural Mortgage Corp. Class C	2,121	8,696
FelCor Lodging Trust Inc.	13,814	98,908
Fifth Street Finance Corp.	2,192	22,030
Financial Federal Corp.	5,527	126,679
Financial Institutions Inc.	2,403	48,084
First Acceptance Corp. (a)	3,296	11,206
First Bancorp (North Carolina)	3,147	53,814
First BanCorp (Puerto Rico)	15,637	172,945
First Bancorp Inc.	1,896	37,162
First Busey Corp.	5,401	99,000
First Cash Financial Services Inc. (a)	4,362	65,430
First Commonwealth Financial Corp.	16,074	216,517
First Community Bancshares Inc.	2,044	76,691
First Financial Bancorp	8,226	120,100
First Financial Bankshares Inc.	4,566	236,884
First Financial Corp. Indiana	2,591	121,725
First Financial Holdings Inc.	2,655	69,508
First Financial Northwest Inc.	5,010	51,703
First Industrial Realty Trust Inc.	9,734	279,171
First Marblehead Corp.	15,151	37,726
First Merchants Corp.	3,995	91,086
First Mercury Financial Corp. (a)	3,186	45,401
First Midwest Bancorp Inc.	10,668	258,592
First Niagara Financial Group Inc.	24,104	379,638
First Place Financial Corp. Ohio	3,970	51,015
First Potomac Realty Trust	5,414	93,067
First South Bancorp Inc.	1,918	33,124
FirstFed Financial Corp. (a)	2,963	23,230
FirstMerit Corp.	17,765	373,065
Flagstar Bancorp Inc.	10,193	30,375
Flagstone Reinsurance Holdings Ltd.	6,609	67,874
Flushing Financial Corp.	4,784	83,720
FNB Corp. (PA)	18,894	301,926
Fox Chase Bancorp Inc. (a)	1,345	15,737
FPIC Insurance Group Inc. (a)	1,936	99,491
Franklin Street Properties Corp.	12,972	168,636
Friedman Billings Ramsey Group Inc. (a)	33,762	57,395
Frontier Financial Corp.	10,318	138,571

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
FX Real Estate and Entertainment Inc. (a)	1,540	$1,602
GAMCO Investors Inc.	1,663	98,616
Getty Realty Corp.	3,991	88,760
GFI Group Inc.	14,513	68,356
Glacier Bancorp Inc.	11,851	293,549
Gladstone Capital Corp.	4,627	70,515
Gladstone Investment Corp.	4,835	33,265
Glimcher Realty Trust	8,307	86,725
Global Cash Access Holdings Inc. (a)	9,023	45,656
Gramercy Capital Corp.	9,141	23,675
Green Bankshares Inc.	2,849	66,980
Greenhill & Co. Inc.	3,806	280,693
Greenlight Capital Re Ltd. Class A (a)	6,326	145,435
Grubb & Ellis Co.	8,158	22,027
Guaranty Bancorp (a)	12,018	73,310
Guaranty Financial Group Inc. (a)	8,161	32,236
H&E Equipment Services Inc. (a)	3,553	34,322
Hallmark Financial Services Inc. (a)	1,482	13,471
Hancock Holding Co.	5,653	288,303
Hanmi Financial Corp.	9,069	45,798
Harleysville Group Inc.	2,869	108,448
Harleysville National Corp.	6,881	116,839
Harris & Harris Group Inc. (a)	5,103	32,557
Hatteras Financial Corp.	2,519	58,441
Healthcare Realty Trust Inc.	12,913	376,414
Heartland Financial USA Inc.	2,871	71,947
Heartland Payment Systems Inc.	5,359	136,976
Hercules Technology Growth Capital Inc.	7,299	70,800
Heritage Commerce Corp.	2,529	38,491
Hersha Hospitality Trust	9,181	68,307
Highwoods Properties Inc.	11,765	418,363
Hilb Rogal & Hobbs Co.	7,996	373,733
Home Bancshares Inc.	2,854	73,833
Home Federal Bancorp Inc.	1,432	18,258
Home Properties Inc.	6,941	402,231
Horace Mann Educators Corp.	8,790	113,127
Huron Consulting Group Inc. (a)	4,552	259,373
IBERIABANK Corp.	2,827	149,407
Independence Holding Co.	1,268	14,645
Independent Bank Corp. (MA)	3,571	111,308
Infinity Property & Casualty Corp.	3,571	147,125
Inland Real Estate Corp.	12,593	197,584
Integra Bank Corp.	4,759	37,977
Interactive Brokers Group Inc. Class A (a)	8,921	197,779
Interactive Data Corp.	8,037	202,693
International Assets Holding Corp. (a)	923	22,254
International Bancshares Corp.	11,206	302,562
Investors Bancorp Inc. (a)	9,685	145,759
Investors Real Estate Trust	12,705	142,169
IPC Holdings Ltd.	10,983	331,796

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Jer Investors Trust Inc.	5,288	$25,911
Kansas City Life Insurance Co.	1,005	46,230
Kayne Anderson Energy Development Co.	2,444	41,377
KBW Inc. (a)	5,749	189,372
Kearny Financial Corp.	4,186	51,237
Kite Realty Group Trust	4,317	47,487
Knight Capital Group Inc. Class A (a)	20,646	306,800
Kohlberg Capital Corp.	3,792	32,573
LaBranche & Co. Inc. (a)	11,242	50,589
Ladenburg Thalmann Financial Services Inc. (a)	22,474	40,453
Lakeland Bancorp Inc.	4,500	52,605
Lakeland Financial Corp.	2,682	58,897
LandAmerica Financial Group Inc.	3,306	80,171
LaSalle Hotel Properties	8,812	205,496
Lexington Realty Trust	11,301	194,603
Life Partners Holdings Inc.	1,297	46,653
LTC Properties Inc.	5,063	148,447
Maguire Properties Inc.	8,407	50,106
Maiden Holdings Ltd.	10,780	46,893
MainSource Financial Group Inc.	4,158	81,497
MarketAxess Holdings Inc. (a)	6,795	54,836
Max Capital Group Ltd.	12,403	288,122
MB Financial Inc.	7,630	252,324
MCG Capital Corp.	16,590	43,466
McGrath Rentcorp	5,099	146,953
Meadowbrook Insurance Group Inc.	12,479	88,102
Medallion Financial Corp.	3,251	34,038
Medical Properties Trust Inc.	14,576	165,438
Meridian Interstate Bancorp Inc. (a)	2,297	23,452
Meruelo Maddux Properties Inc. (a)	9,002	10,982
MFA Mortgage Investments Inc.	43,393	282,055
Mid-America Apartment Communities Inc.	5,769	283,489
Midwest Banc Holdings Inc.	4,781	19,124
Mission West Properties Inc.	4,317	42,048
Monmouth Real Estate Investment Corp. Class A	4,326	33,700
Montpelier Re Holdings Ltd.	20,549	339,264
Move Inc. (a)	28,154	59,686
MVC Capital Inc.	5,331	81,298
Nara Bancorp Inc.	4,776	53,491
NASB Financial Inc.	797	25,895
National Financial Partners Corp.	8,677	130,155
National Health Investors Inc.	4,891	167,174
National Interstate Corp.	1,344	32,296
National Penn Bancshares Inc.	17,461	254,931
National Retail Properties Inc.	16,138	386,505
National Western Life Insurance Co.	508	122,972
Navigators Group Inc. (a)	2,893	167,794
NBT Bancorp Inc.	6,977	208,752

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Nelnet Inc.	3,948	$56,062
NewAlliance Bancshares Inc.	24,038	361,291
Newcastle Investment Corp.	11,583	73,552
NewStar Financial Inc. (a)	5,235	42,351
NGP Capital Resources Co.	4,746	69,149
Northfield Bancorp Inc. (a)	4,198	50,838
NorthStar Realty Finance Corp.	12,578	97,480
Northwest Bancorp Inc.	3,850	106,029
NYMAGIC Inc.	1,234	31,159
OceanFirst Financial Corp.	1,936	35,080
Ocwen Financial Corp. (a)	8,003	64,424
Odyssey Re Holdings Corp.	5,331	233,498
Old National Bancorp	14,544	291,171
Old Second Bancorp Inc.	3,093	57,282
Omega Healthcare Investors Inc.	17,982	353,526
One Liberty Properties Inc.	1,747	30,869
Online Resources Corp. (a)	6,193	48,120
optionsXpress Holdings Inc.	9,300	180,606
Oriental Financial Group Inc.	5,331	95,212
Oritani Financial Corp. (a)	2,844	47,921
Pacific Capital Bancorp	10,180	207,163
Pacific Continental Corp.	2,334	34,170
PacWest Bancorp	5,292	151,298
Park National Corp.	2,513	196,014
Parkway Properties Inc.	3,289	124,522
Patriot Capital Funding Inc.	4,554	29,009
Peapack-Gladstone Financial Corp.	1,819	60,937
PennantPark Investment Corp.	4,727	35,027
Pennsylvania Commerce Bancorp Inc. (a)	1,134	33,805
Pennsylvania Real Estate Investment Trust	7,732	145,748
Penson Worldwide Inc. (a)	3,684	51,097
Peoples Bancorp Inc.	2,164	47,110
Phoenix Companies Inc.	25,131	232,210
PICO Holdings Inc. (a)	3,553	127,588
Pinnacle Financial Partners Inc. (a)	4,961	152,799
Piper Jaffray Co. (a)	4,113	177,887
Platinum Underwriters Holdings Ltd.	10,750	381,410
PMA Capital Corp. (a)	7,092	62,551
PMI Group Inc.	17,810	52,540
Portfolio Recovery Associates Inc. (a)	3,281	159,555
Post Properties Inc.	9,692	271,085
Potlatch Corp.	8,656	401,552
PremierWest Bancorp	4,235	34,176
Presidential Life Corp.	4,808	75,918
Primus Guaranty Ltd. (a)	5,119	13,412
PrivateBancorp Inc.	4,649	193,677
ProAssurance Corp. (a)	7,093	397,208
Prospect Capital Corp.	5,765	73,850
Prosperity Bancshares Inc.	8,610	292,654
Provident Bankshares Corp.	7,391	71,767
Provident Financial Services Inc.	13,261	218,939

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Provident New York Bancorp	8,711	$115,159
PS Business Parks Inc.	3,300	190,080
Pzena Investment Management Inc. Class A	1,311	12,428
Quanta Capital Holdings Ltd.	15,367	42,413
Radian Group Inc.	17,615	88,780
RAIT Financial Trust	13,604	74,686
Ramco-Gershenson Properties Trust	3,737	83,784
Realty Income Corp.	22,261	569,882
Redwood Trust Inc.	7,216	156,804
Renasant Corp.	4,597	99,801
Republic Bancorp Inc. (Kentucky)	2,036	61,732
Resource America Inc.	2,649	25,166
Riskmetrics Group Inc. (a)	4,716	92,292
RLI Corp.	4,109	255,128
Rockville Financial Inc.	1,779	28,019
Roma Financial Corp.	2,179	32,140
S&T Bancorp Inc.	5,162	190,116
Safety Insurance Group Inc.	3,571	135,448
Sanders Morris Harris Group Inc.	4,259	36,840
Sandy Spring Bancorp Inc.	3,602	79,604
Santander BanCorp	864	9,331
Saul Centers Inc.	2,145	108,408
SCBT Financial Corp.	2,236	84,074
Seabright Insurance Holdings (a)	4,651	60,463
Seacoast Banking Corp. of Florida	2,970	31,868
Selective Insurance Group Inc.	11,784	270,089
Senior Housing Properties Trust	25,064	597,275
Shore Bancshares Inc.	1,840	47,288
Sierra Bancorp	1,626	33,918
Signature Bank (a)	6,540	228,115
Simmons First National Corp.	3,107	110,609
Smithtown Bancorp Inc.	2,154	48,465
South Financial Group Inc.	15,498	113,600
Southside Bancshares Inc.	2,688	67,738
Southwest Bancorp Inc.	3,244	57,321
Sovran Self Storage Inc.	4,800	215,664
State Auto Financial Corp.	3,126	90,873
State Bancorp Inc.	3,136	46,726
StellarOne Corp.	4,955	102,420
Sterling Bancorp NY	3,935	56,900
Sterling Bancshares Inc. TX	16,060	167,827
Sterling Financial Corp. WA	11,875	172,188
Stewart Information Services Corp.	3,746	111,444
Stifel Financial Corp. (a)	5,170	257,983
Strategic Hotels & Resorts Inc.	16,341	123,375
Suffolk Bancorp	2,063	81,303
Sun Bancorp Inc. (New Jersey) (a)	3,097	41,964
Sun Communities Inc.	3,611	71,534
Sunstone Hotel Investors Inc.	11,288	152,388
Susquehanna Bancshares Inc.	18,891	368,752
SVB Financial Group (a)	6,579	381,056
SWS Group Inc.	5,343	107,715

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
SY Bancorp Inc.	2,941	$90,053
Tanger Factory Outlet Centers Inc.	6,929	303,421
Texas Capital Bancshares Inc. (a)	6,065	125,909
TheStreet.com Inc.	4,712	28,225
Thomas Weisel Partners Group Inc. (a)	4,908	41,374
TNS Inc. (a)	5,371	104,036
Tompkins Financial Corp.	1,328	67,064
Tower Group Inc.	4,435	104,489
TowneBank	4,554	100,188
TradeStation Group Inc. (a)	7,051	65,927
Trico Bancshares	3,216	69,240
Trustco Bank Corp. NY	16,617	194,585
Trustmark Corp.	10,874	225,527
U-Store-It Trust	10,873	133,412
U.S. Global Investors Inc. Class A	2,775	27,889
UCBH Holdings Inc.	24,222	155,263
UMB Financial Corp.	6,827	358,554
Umpqua Holdings Corp.	13,196	194,113
Union Bankshares Corp.	2,955	70,920
United America Indemnity Ltd. Class A (a)	4,436	63,124
United Bankshares Inc.	8,316	291,060
United Capital Corp. (a)	386	10,225
United Community Banks Inc.	8,783	116,463
United Community Financial Corp.	5,421	27,105
United Financial Bancorp Inc.	3,893	57,811
United Fire & Casualty Co.	4,998	142,893
United Security Bancshares	1,998	32,687
Universal American Corp. (a)	8,645	105,383
Universal Health Realty Income Trust	2,529	98,378
Univest Corp. of Pennsylvania	2,807	103,859
Urstadt Biddle Properties Inc.	4,525	84,844
Validus Holdings Ltd.	14,156	329,127
ViewPoint Financial Group	2,260	39,550
W Holding Company Inc.	22,882	12,356
Washington Real Estate Investment Trust	10,859	397,765
Washington Trust Bancorp Inc.	2,589	68,867
Waterstone Financial Inc. (a)	1,525	14,899
WesBanco Inc.	5,828	155,141
West Bancorporation	3,812	49,670
West Coast Bancorp (Oregon)	3,639	53,348
Westamerica Bancorporation	6,376	366,811
Western Alliance Bancorp (a)	3,980	61,531
Westfield Financial Inc.	6,950	71,585
Westwood Holdings Group Inc.	1,176	55,742
Wilshire Bancorp Inc.	4,217	51,321
Winthrop Realty Trust	11,502	44,858
Wintrust Financial Corp.	5,183	152,121
World Acceptance Corp. (a)	3,638	130,968
Wright Express Corp. (a)	8,524	251,969
WSFS Financial Corp.	1,364	81,840
Yadkin Valley Financial Corp.	2,508	42,536

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Zenith National Insurance Corp.	8,173	$299,459

		50,977,275

Health Care (13.58%)
Abaxis Inc. (a)	4,760	93,772
Abiomed Inc. (a)	7,460	132,415
Acadia Pharmaceuticals Inc. (a)	7,514	20,138
Accelrys Inc. (a)	5,864	32,193
Accuray Inc. (a)	7,915	63,874
Acorda Therapeutics Inc. (a)	8,126	193,805
Acura Pharmaceuticals Inc. (a)	1,778	12,499
Adolor Corp. (a)	10,092	34,817
Affymax Inc. (a)	2,296	45,576
Affymetrix Inc. (a)	15,246	118,004
Air Methods Corp. (a)	2,354	66,642
Akorn Inc. (a)	12,611	64,694
Albany Molecular Research Inc. (a)	5,087	92,024
Alexion Pharmaceuticals Inc. (a)	16,888	663,698
Alexza Pharmaceuticals Inc. (a)	5,289	26,128
Align Technology Inc. (a)	13,613	147,429
Alkermes Inc. (a)	20,840	277,172
Alliance Imaging Inc. (a)	5,809	59,658
Allos Therapeutics Inc. (a)	11,622	86,119
Allscripts Healthcare Solutions Inc. (a)	12,531	155,886
Almost Family Inc. (a)	1,394	55,133
Alnylam Pharmaceuticals Inc. (a)	7,813	226,186
Alpharma Inc. (a)	9,163	338,023
Alphatec Holdings Inc. (a)	5,450	25,070
AMAG Pharmaceuticals Inc. (a)	3,732	144,540
Amedisys Inc. (a)	5,822	283,357
American Medical Systems Holdings Inc. (a)	15,984	283,876
American Oriental Bioengineering Inc. (a)	13,552	87,953
AMERIGROUP Corp. (a)	11,763	297,016
Amicus Therapeutics Inc. (a)	1,078	16,299
Amsurg Corp. (a)	6,913	176,074
Analogic Corp.	2,943	146,444
Angiodynamics Inc. (a)	5,306	83,835
Apria Healthcare Group Inc. (a)	9,636	175,761
Ardea Biosciences Inc. (a)	2,363	32,680
Arena Pharmaceuticals Inc. (a)	16,548	82,740
Ariad Pharmaceuticals Inc. (a)	15,844	39,135
ArQule Inc. (a)	9,294	29,927
Array Biopharma Inc. (a)	10,688	82,084
Arthrocare Corp. (a)	5,875	162,855
Assisted Living Concepts Inc. Class A (a)	12,036	76,669
athenahealth Inc. (a)	4,534	150,846
Atrion Corp.	329	33,897
Auxilium Pharmaceuticals Inc. (a)	9,041	292,928
AVANT Immunotherapeutics Inc. (a)	3,272	38,053

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Bio-Rad Laboratories Inc. (a)	4,161	$412,438
Bio-Reference Labs Inc. (a)	2,601	75,169
Biodel Inc. (a)	2,352	7,879
BioForm Medical Inc. (a)	4,777	18,726
BioMimetic Therapeutics Inc. (a)	2,903	32,107
BMP Sunstone Corp. (a)	5,087	35,304
Bruker Corp. (a)	11,096	147,910
Cadence Pharmaceuticals Inc. (a)	4,871	43,255
Caliper Life Sciences Inc. (a)	10,458	29,282
Cambrex Corp. (a)	6,570	40,406
Cantel Medical Corp. (a)	2,732	26,282
Capital Senior Living Corp. (a)	4,614	35,066
Caraco Pharmaceutical Laboratories Ltd. (a)	2,208	27,622
Cardiac Science Corp. (a)	4,258	44,113
CardioNet Inc. (a)	984	24,561
Celera Corp. (a)	17,570	271,457
Cell Genesys Inc. (a)	18,697	11,031
Centene Corp. (a)	9,532	195,501
Cepheid Inc. (a)	12,508	172,986
China Sky One Medical Inc. (a)	1,622	19,707
Clinical Data Inc. (a)	2,270	36,502
Columbia Laboratories Inc. (a)	10,253	26,863
Computer Programs & Systems Inc.	2,152	62,300
Conceptus Inc. (a)	6,632	109,959
Conmed Corp. (a)	6,293	201,376
Corvel Corp. (a)	1,758	50,296
Cougar Biotechnology Inc. (a)	3,273	109,285
CryoLife Inc. (a)	6,105	80,098
Cubist Pharmaceuticals Inc. (a)	12,387	275,363
CV Therapeutics Inc. (a)	13,333	143,996
Cyberonics Inc. (a)	5,286	89,862
Cynosure Inc. Class A (a)	2,094	37,566
Cypress Bioscience Inc. (a)	8,234	60,520
Cytokinetics Inc. (a)	8,077	38,285
Cytori Therapeutics Inc. (a)	4,358	23,010
Datascope Corp.	2,888	149,107
Dendreon Corp. (a)	20,457	116,810
DepoMed Inc. (a)	10,518	38,391
Dexcom Inc. (a)	5,748	35,580
Discovery Laboratories Inc. (a)	21,188	39,622
Durect Corp. (a)	18,266	102,290
Dyax Corp. (a)	12,182	53,601
Eclipsys Corp. (a)	11,943	250,206
Emergency Medical Services Corp. Class A (a)	2,062	61,613
Emergent Biosolutions Inc. (a)	2,962	38,773
Emeritus Corp. (a)	4,320	107,568
Ensign Group Inc.	1,816	31,035
Enzo Biochem Inc. (a)	7,253	79,710
Enzon Pharmaceuticals Inc. (a)	9,816	72,442
eResearch Technology Inc. (a)	9,493	113,062
ev3 Inc. (a)	15,437	154,988

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Exactech Inc. (a)	1,542	$34,294
Exelixis Inc. (a)	23,080	140,326
Five Star Quality Care Inc. (a)	6,970	26,138
Genomic Health Inc. (a)	2,995	67,837
Genoptix Inc. (a)	1,824	59,590
Gentiva Health Services Inc. (a)	5,589	150,568
Geron Corp. (a)	17,088	67,498
Greatbatch Inc. (a)	5,018	123,142
GTx Inc. (a)	4,085	77,697
Haemonetics Corp. (a)	5,652	348,841
Halozyme Therapeutics Inc. (a)	13,012	95,508
Hanger Orthopedic Group Inc. (a)	5,037	87,896
Hansen Medical Inc. (a)	3,740	50,266
Healthcare Services Group Inc.	9,449	172,822
HealthExtras Inc. (a)	7,241	189,135
Healthsouth Corp. (a)	19,203	353,911
Healthspring Inc. (a)	10,853	229,650
Healthways Inc. (a)	7,720	124,524
HMS Holdings Corp. (a)	5,487	131,469
Human Genome Sciences Inc. (a)	29,747	188,893
I-Flow Corp. (a)	4,736	44,092
ICU Medical Inc. (a)	2,610	79,370
Idenix Pharmaceuticals Inc. (a)	5,477	39,599
Idera Pharmaceuticals Inc. (a)	4,508	63,428
Immucor Inc. (a)	15,390	491,864
ImmunoGen Inc. (a)	11,414	56,043
Immunomedics Inc. (a)	14,307	25,466
Incyte Corp. (a)	16,717	127,885
Indevus Pharmaceuticals Inc. (a)	16,960	56,816
Inspire Pharmaceuticals Inc. (a)	9,249	33,019
Insulet Corp. (a)	4,023	56,000
Integra LifeSciences Holdings Corp. (a)	3,911	172,201
InterMune Inc. (a)	6,935	118,658
Invacare Corp.	7,044	170,042
IPC The Hospitalist Co. (a)	1,231	31,637
IRIS International Inc. (a)	4,038	72,280
Isis Pharmaceuticals Inc. (a)	19,906	336,212
Javelin Pharmaceuticals Inc. (a)	10,759	27,973
Jazz Pharmaceuticals Inc. (a)	1,269	6,269
Kendle International Inc. (a)	2,851	127,468
Kensey Nash Corp. (a)	1,587	49,927
Kindred Healthcare Inc. (a)	6,098	168,122
KV Pharmaceutical Co. Class A (a)	7,460	169,417
Landauer Inc.	2,040	148,410
Lexicon Pharmaceuticals Inc. (a)	17,580	31,292
LHC Group Inc. (a)	3,211	91,449
Life Sciences Research Inc. (a)	1,915	67,025
Ligand Pharmaceuticals Inc. Class B (a)	18,029	53,186
Luminex Corp. (a)	8,952	223,890
Magellan Health Services Inc. (a)	8,896	365,270
MannKind Corp. (a)	11,448	44,189
MAP Pharmaceuticals Inc. (a)	1,706	17,265
Marshall Edwards Inc. (a)	4,186	9,000

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Martek Biosciences Corp. (a)	7,220	$226,852
Masimo Corp. (a)	10,122	376,538
Maxygen Inc. (a)	4,923	20,824
Medarex Inc. (a)	28,035	181,386
MedAssets Inc. (a)	3,348	57,586
Medcath Corp. (a)	3,490	62,541
Medical Action Industries Inc. (a)	3,253	42,712
Medicines Co. (a)	11,425	265,289
Medicis Pharmaceutical Corp.	12,399	184,869
Medivation Inc. (a)	5,592	147,964
Mentor Corp.	7,433	177,351
Meridian Bioscience Inc.	8,822	256,191
Merit Medical Systems Inc. (a)	6,164	115,698
Metabolix Inc. (a)	4,159	45,250
Micrus Endovascular Corp. (a)	3,408	47,542
MiddleBrook Pharmaceuticals Inc. (a)	7,842	11,763
Molecular Insight Pharmaceuticals Inc. (a)	3,868	29,706
Molina Healthcare Inc. (a)	3,187	98,797
Momenta Pharmaceuticals Inc. (a)	5,713	74,897
Myriad Genetics Inc. (a)	9,809	636,408
Nabi Biopharmaceuticals (a)	11,390	53,077
Nanosphere Inc. (a)	2,818	24,038
National Healthcare Corp.	1,863	87,785
National Research Corp.	371	11,375
Natus Medical Inc. (a)	6,053	137,161
Nektar Therapeutics (a)	20,275	72,787
Neogen Corp. (a)	3,162	89,105
Neurocrine Biosciences Inc. (a)	8,635	40,498
Nighthawk Radiology Holdings Inc. (a)	5,496	39,681
Novavax Inc. (a)	11,410	33,089
Noven Pharmaceuticals Inc. (a)	5,444	63,586
NPS Pharmaceuticals Inc. (a)	10,344	73,856
NuVasive Inc. (a)	7,815	385,514
NxStage Medical Inc. (a)	4,142	17,479
Obagi Medical Products Inc. (a)	3,884	38,762
Odyssey HealthCare Inc. (a)	7,191	72,989
Omnicell Inc. (a)	7,276	95,679
Omrix Biopharmaceuticals Inc. (a)	3,133	56,206
Onyx Pharmaceuticals Inc. (a)	12,213	441,866
Opko Health Inc. (a)	10,460	18,305
Optimer Pharmaceuticals Inc. (a)	5,301	42,143
OraSure Technologies Inc. (a)	10,350	50,922
Orexigen Therapeutics Inc. (a)	4,388	47,347
Orthofix International NV (a)	3,752	69,900
Orthovita Inc. (a)	14,487	37,666
OSI Pharmaceuticals Inc. (a)	12,569	619,526
Osiris Therapeutics Inc. (a)	3,287	63,406
Owens & Minor Inc.	9,035	438,198
Pain Therapeutics Inc. (a)	7,727	75,493
Palomar Medical Technologies Inc. (a)	4,226	56,882
Par Pharmaceutical Companies Inc. (a)	7,583	93,195
Parexel International Corp. (a)	12,439	356,502

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
PDL BioPharma Inc.	26,214	$244,052
Pharmanet Development Group Inc. (a)	4,240	30,613
Pharmasset Inc. (a)	3,433	68,488
PharMerica Corp. (a)	6,680	150,233
Phase Forward Inc. (a)	9,397	196,491
Pozen Inc. (a)	5,665	59,539
Progenics Pharmaceuticals Inc. (a)	5,845	77,797
Protalix BioTherapeutics Inc. (a)	2,332	5,200
PSS World Medical Inc. (a)	13,614	265,473
Psychiatric Solutions Inc. (a)	12,179	462,193
Quality Systems Inc.	3,843	162,405
Questcor Pharmaceuticals Inc. (a)	11,843	87,046
Quidel Corp. (a)	6,319	103,695
Radnet Inc. (a)	4,669	18,723
Regeneron Pharmaceuticals Inc. (a)	13,624	297,412
RehabCare Group Inc. (a)	4,003	72,454
Repligen Corp. (a)	6,799	32,023
Res-Care Inc. (a)	5,445	98,772
Rexahn Pharmaceuticals Inc. (a)	6,378	8,228
Rigel Pharmaceuticals Inc. (a)	8,013	187,104
RTI Biologics Inc. (a)	11,797	110,302
Salix Pharmaceuticals Ltd. (a)	10,477	67,158
Sangamo BioSciences Inc. (a)	8,033	61,854
Savient Pharmaceuticals Inc. (a)	11,914	177,638
Sciele Pharma Inc. (a)	6,942	213,744
Seattle Genetics Inc. (a)	13,298	142,289
Sequenom Inc. (a)	12,333	328,304
Sirona Dental Systems Inc. (a)	3,705	86,252
Skilled Healthcare Group Inc. Class A (a)	3,845	61,097
Somanetics Corp. (a)	2,819	61,652
SonoSite Inc. (a)	3,689	115,835
Spectranetics Corp. (a)	7,119	32,961
Stereotaxis Inc. (a)	6,177	37,371
STERIS Corp.	12,869	483,617
Sucampo Pharmaceuticals Inc. (a)	1,995	17,017
Sun Healthcare Group Inc. (a)	9,521	139,578
Sunrise Senior Living Inc. (a)	9,860	135,969
SurModics Inc. (a)	3,384	106,562
Symmetry Medical Inc. (a)	7,788	144,545
Synovis Life Technologies Inc. (a)	2,731	51,397
Synta Pharmaceuticals Corp. (a)	3,657	27,866
Targacept Inc. (a)	3,967	23,048
Tercica Inc. (a)	3,742	33,454
Theravance Inc. (a)	11,364	141,595
Thoratec Corp. (a)	11,966	314,108
TomoTherapy Inc. (a)	8,980	41,128
TranS1 Inc. (a)	2,672	26,426
Triple-S Management Corp. Class B (a)	3,110	50,662
U.S. Physical Therapy Inc. (a)	2,600	45,136
United Therapeutics Corp. (a)	4,948	520,381
Valeant Pharmaceuticals International (a)	15,329	313,785

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
ViroPharma Inc. (a)	15,148	$198,742
Virtual Radiologic Corp. (a)	1,526	12,452
Vision-Sciences Inc. (a)	3,669	14,639
Vital Images Inc. (a)	3,822	57,330
Vital Signs Inc.	1,768	130,655
VIVUS Inc. (a)	15,147	120,267
Vnus Medical Technologies (a)	2,852	59,692
Volcano Corp. (a)	10,363	179,176
West Pharmaceutical Services Inc.	7,103	346,768
Wright Medical Group Inc. (a)	8,165	248,543
Xenoport Inc. (a)	5,521	267,713
XOMA Ltd. (a)	29,153	61,221
Zoll Medical Corp. (a)	4,589	150,152
ZymoGenetics Inc. (a)	8,495	56,577

		32,012,355

Materials & Processes (7.98%)
A. Schulman Inc.	5,950	117,691
Aaon Inc.	2,941	53,497
AbitibiBowater Inc. (a)	11,248	43,530
Aceto Corp.	5,355	51,354
Acuity Brands Inc.	8,923	372,624
AEP Industries Inc. (a)	1,269	25,380
AgFeed Industries Inc. (a)	4,353	34,389
Alico Inc.	831	39,414
Allied Nevada Gold Corp. (a)	9,874	56,479
AM Castle & Co.	3,623	62,605
AMCOL International Corp.	5,665	177,088
American Vanguard Corp.	3,937	59,370
Ameron International Corp.	2,014	144,303
Ampco-Pittsburgh Corp.	1,816	47,034
AMREP Corp. (a)	461	19,551
Apex Silver Mines Ltd. (a)	12,927	22,234
Apogee Enterprises Inc.	6,351	95,456
Arch Chemicals Inc.	5,461	192,773
Balchem Corp.	3,977	106,067
Barnes Group Inc.	10,508	212,472
Beacon Roofing Supply Inc. (a)	9,721	151,842
Bluegreen Corp. (a)	2,821	19,493
Boise Inc. (a)	8,573	13,374
Brookfield Homes Corp.	2,200	31,592
Brush Engineered Materials Inc. (a)	4,477	83,138
Buckeye Technologies Inc. (a)	8,600	70,434
Builders Firstsource Inc. (a)	3,994	23,924
Bway Holding Co. (a)	1,629	19,108
Cabot Microelectronics Corp. (a)	5,154	165,340
Cadiz Inc. (a)	2,725	51,966
Cal Dive International Inc. (a)	9,713	102,958
Calavo Growers Inc.	2,269	28,272
Calgon Carbon Corp. (a)	8,986	182,955
Ceradyne Inc. (a)	5,840	214,094
China Architectural Engineering Inc. (a)	4,082	28,941

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
China BAK Battery Inc. (a)	6,616	$23,818
China Precision Steel Inc. (a)	3,747	12,478
CIRCOR International Inc.	3,697	160,561
Clarcor Inc.	11,095	421,055
Clean Harbors Inc. (a)	4,342	293,302
Coeur d’Alene Mines Corp. (a)	121,044	185,197
Cogdell Spencer Inc.	2,311	37,068
Comfort Systems USA Inc.	8,807	117,662
Compass Minerals International Inc.	7,120	373,017
Deltic Timber Corp.	2,310	147,263
Drew Industries Inc. (a)	4,323	73,967
Dycom Industries Inc. (a)	8,883	115,657
Dynamic Materials Corp.	2,766	64,199
EMCOR Group Inc. (a)	14,912	392,484
Encore Wire Corp.	4,008	72,585
Energy Conversion Devices Inc. (a)	9,870	574,927
EnerSys (a)	6,038	119,009
ENGlobal Corp. (a)	5,939	78,811
Exide Technologies (a)	16,531	121,999
Ferro Corp.	9,601	192,980
Forestar Real Estate Group Inc. (a)	7,823	115,389
Furmanite Corp. (a)	7,989	83,165
General Moly Inc. (a)	13,772	59,908
General Steel Holdings Inc. (a)	2,356	16,822
Gibraltar Industries Inc.	5,901	110,408
Glatfelter	9,933	134,493
GrafTech International Ltd. (a)	26,224	396,245
Granite Construction Inc.	7,334	262,704
Graphic Packaging Holding Co. (a)	31,708	79,270
Great Lakes Dredge & Dock Co.	8,729	55,080
Griffin Land & Nurseries Inc.	730	27,068
Griffon Corp. (a)	6,174	55,689
Haynes International Inc. (a)	2,616	122,507
HB Fuller Co.	10,649	222,245
Hecla Mining Co. (a)	27,982	130,956
Hercules Inc.	24,856	491,900
Hexcel Corp. (a)	21,082	288,613
Hill International Inc. (a)	5,140	71,189
Hilltop Holdings Inc. (a)	9,918	102,354
Horsehead Holding Corp. (a)	7,664	45,218
HQ Sustainable Maritime Industries Inc. (a)	1,456	7,367
ICO Inc. (a)	6,068	34,041
Innerworkings Inc. (a)	6,938	76,942
Innophos Holdings Inc.	2,296	55,976
Innospec Inc.	5,134	61,916
Insituform Technologies Inc. (a)	6,095	91,181
Insteel Industries Inc.	3,948	53,653
Integrated Electrical Services Inc. (a)	1,701	29,870
Interline Brands Inc. (a)	7,110	115,253
Kaiser Aluminum Corp.	3,463	148,736
Kapstone Paper and Packaging Corp. (a)	3,921	24,898

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Kaydon Corp.	6,082	$274,055
Koppers Holdings Inc.	4,576	171,188
L.B. Foster Co. (a)	2,480	75,442
Ladish Co. Inc. (a)	2,978	60,305
Landec Corp. (a)	5,095	41,728
Layne Christensen Co. (a)	4,213	149,267
Louisiana-Pacific Corp.	22,688	210,998
LSB Industries Inc. (a)	3,811	52,782
LSI Industries Inc.	4,226	34,949
Lumber Liquidators Inc. (a)	2,054	25,798
Lydall Inc. (a)	3,636	35,015
Medis Technologies Ltd. (a)	6,322	11,380
Mercer International Inc.-SBI (a)	6,736	24,654
Michael Baker Corp. (a)	1,663	57,872
Minerals Technologies Inc.	4,151	246,403
Mueller Industries Inc.	8,152	187,578
Mueller Water Products Inc.	25,291	227,113
Multi-Color Corp.	2,151	51,387
Myers Industries Inc.	6,295	79,380
NCI Building Systems Inc. (a)	4,334	137,605
Neenah Paper Inc.	3,284	65,023
NewMarket Corp.	2,961	155,630
NL Industries Inc.	1,462	15,015
NN Inc.	3,475	44,654
Northwest Pipe Co. (a)	2,008	87,589
Olin Corp.	16,425	318,645
Olympic Steel Inc.	1,978	58,331
OM Group Inc. (a)	6,709	150,952
Omega Flex Inc.	677	15,266
Orion Marine Group Inc. (a)	4,731	49,628
Penford Corp.	2,461	43,535
Perini Corp. (a)	11,035	284,593
PolyOne Corp. (a)	20,715	133,612
Polypore International Inc. (a)	3,497	75,220
Quaker Chemical Corp.	2,253	64,120
Quanex Building Products Corp.	8,146	124,145
Raven Industries Inc.	3,514	138,276
RBC Bearings Inc. (a)	4,784	161,173
Resource Capital Corp.	4,351	26,367
Rock-Tenn Co. Class A	8,374	334,793
Rockwood Holdings Inc. (a)	9,160	235,046
Royal Gold Inc.	6,423	230,971
RTI International Metals Inc. (a)	5,050	98,778
Schweitzer-Mauduit International Inc.	3,506	66,579
ShengdaTech Inc. (a)	6,863	48,041
Silgan Holdings Inc.	5,540	283,039
Simpson Manufacturing Co. Inc.	8,175	221,461
Solutia Inc. (a)	20,709	289,926
Spartech Corp.	6,477	64,122
Stepan Co.	1,373	74,925
Sterling Construction Company Inc. (a)	2,528	40,954
Stillwater Mining Co. (a)	8,958	52,046
Stratus Properties Inc. (a)	1,357	37,345

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Sutor Technology Group Ltd. (a)	1,659	$5,458
Symyx Technologies Inc. (a)	7,428	73,611
Tejon Ranch Co. (a)	2,443	90,757
Texas Industries Inc.	5,135	209,816
The Andersons Inc.	3,975	140,000
Thomas Properties Group Inc.	5,229	52,813
Tredegar Corp.	5,292	94,145
Trex Co. Inc. (a)	3,325	60,216
TriMas Corp. (a)	2,706	17,751
U.S. Concrete Inc. (a)	8,711	38,938
Ultralife Corp. (a)	2,749	21,305
Unifi Inc. (a)	9,869	47,766
United States Lime & Minerals Inc. (a)	389	14,980
Universal Forest Products Inc.	3,647	127,317
Universal Stainless & Alloy Products Inc. (a)	1,469	37,533
Uranium Resources Inc. (a)	10,501	17,747
USEC Inc. (a)	24,413	132,074
Valence Technology Inc. (a)	11,109	38,326
Verso Paper Corp.	3,062	8,084
VSE Corp.	876	29,547
Watsco Inc.	5,132	258,037
Wausau Paper Corp.	9,677	98,028
Westlake Chemical Corp.	4,205	88,431
Worthington Industries Inc.	14,138	211,222
WR Grace & Co. (a)	15,845	239,576
Xerium Technologies Inc.	4,525	29,141
Zoltek Companies Inc. (a)	6,044	103,413

		18,800,568

Oil & Gas (5.25%)
Abraxas Petroleum Corp. (a)	9,202	24,017
Akeena Solar Inc. (a)	4,569	17,316
Allis-Chalmers Energy Inc. (a)	6,151	77,810
Alon USA Energy Inc.	2,813	37,919
American Oil & Gas Inc. (a)	8,032	20,964
APCO Argentina Inc.	841	23,809
Approach Resources Inc. (a)	2,016	29,151
Arena Resources Inc. (a)	8,317	323,115
ATP Oil & Gas Corp. (a)	6,104	108,712
Aventine Renewable Energy Holdings Inc. (a)	6,323	19,981
Basic Energy Services Inc. (a)	9,064	193,063
Berry Petroleum Co.	9,381	363,326
Bill Barrett Corp. (a)	8,049	258,453
BMB Munai Inc. (a)	8,181	33,951
Bolt Technology Corp. (a)	1,889	27,334
BPZ Resources Inc. (a)	13,167	226,472
Brigham Exploration Co. (a)	10,107	111,076
Bronco Drilling Co. Inc. (a)	5,767	58,939
Callon Petroleum Co. (a)	4,552	82,073
Cano Petroleum Inc. (a)	8,489	19,610

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Capstone Turbine Corp. (a)	31,970	$41,241
CARBO Ceramics Inc.	4,511	232,813
Carrizo Oil & Gas Inc. (a)	6,005	217,801
Cheniere Energy Inc. (a)	10,644	23,949
Clayton Williams Energy Inc. (a)	1,187	83,719
Clean Energy Fuels Corp. (a)	4,779	67,623
Complete Production Services Inc. (a)	10,548	212,331
Comstock Resources Inc. (a)	10,011	501,051
Concho Resources Inc. (a)	12,133	334,992
Contango Oil & Gas Co. (a)	2,887	155,840
CVR Energy Inc. (a)	5,049	43,017
Dawson Geophysical Co. (a)	1,697	79,233
Delek US Holdings Inc.	2,909	26,966
Delta Petroleum Corp. (a)	13,658	185,476
Double Eagle Petroleum Co. (a)	1,787	25,518
Dril-Quip Inc. (a)	6,797	294,922
Endeavour International Corp. (a)	24,933	32,912
Energy Partners Ltd. (a)	7,006	60,742
Energy XXI Bermuda Ltd.	25,855	78,599
Evergreen Solar Inc. (a)	31,471	173,720
EXCO Resources Inc. (a)	32,734	534,219
Flotek Industries Inc. (a)	4,793	52,723
FuelCell Energy Inc. (a)	15,057	90,794
FX Energy Inc. (a)	9,399	69,929
Gasco Energy Inc. (a)	20,567	37,432
GeoGlobal Resources Inc. (a)	8,298	20,911
Geokinetics Inc. (a)	1,051	19,969
Geomet Inc. (a)	3,972	21,608
GeoResources Inc. (a)	1,202	13,775
GMX Resources Inc. (a)	3,662	175,044
Goodrich Petroleum Corp. (a)	4,906	213,853
Gran Tierra Energy Inc. (a)	20,963	77,773
Grey Wolf Inc. (a)	39,303	305,777
Gulf Island Fabrication Inc.	2,673	92,138
Gulfport Energy Corp. (a)	5,755	57,838
Harvest Natural Resources Inc. (a)	7,698	77,904
Hornbeck Offshore Services Inc. (a)	5,093	196,692
Houston American Energy Corp.	3,263	20,622
ION Geophysical Corp. (a)	18,581	263,664
James River Coal Co. (a)	5,565	122,374
Lufkin Industries Inc.	3,249	257,808
Matrix Service Co. (a)	5,709	109,042
McMoRan Exploration Co. (a)	13,173	311,410
Meridian Resource Corp. (a)	17,737	32,636
Mitcham Industries Inc. (a)	2,146	21,653
NATCO Group Inc. (a)	4,393	176,511
National Coal Corp. (a)	5,629	29,440
Natural Gas Services Group (a)	2,653	46,348
Newpark Resources Inc. (a)	19,731	144,036
Northern Oil and Gas Inc. (a)	4,301	34,967
Oilsands Quest Inc. (a)	38,479	115,052
Pacific Ethanol Inc. (a)	9,909	13,773
Panhandle Oil & Gas Inc.	1,605	45,951

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Parallel Petroleum Corp. (a)	9,089	$85,618
Parker Drilling Co. (a)	24,814	199,008
Penn Virginia Corp.	9,140	488,442
PetroCorp Inc. (a) (b)	745	0
Petroleum Development Corp. (a)	3,263	144,779
Petroquest Energy Inc. (a)	9,529	146,270
Pioneer Drilling Co. (a)	10,938	145,475
Plug Power Inc. (a)	17,557	17,381
PowerSecure International Inc. (a)	3,699	22,416
PrimeEnergy Corp. (a)	201	14,874
Quest Resource Corp. (a)	5,793	15,409
RAM Energy Resources Inc. (a)	7,900	22,831
Rex Energy Corp. (a)	3,679	57,981
Rosetta Resources Inc. (a)	11,300	207,468
RPC Inc.	6,496	91,334
Stone Energy Corp. (a)	6,958	294,532
SulphCo Inc. (a)	11,658	23,433
Superior Well Services Inc. (a)	3,625	91,749
Swift Energy Co. (a)	6,711	259,649
T-3 Energy Services Inc. (a)	2,741	101,746
Teekay Tankers Ltd. Class A	3,042	51,501
Tetra Tech Inc. (a)	12,930	311,096
Toreador Resources Corp. (a)	3,701	33,272
Tri-Valley Corp. (a)	4,911	31,136
Trico Marine Services Inc. (a)	2,784	47,551
TXCO Resources Inc. (a)	7,692	77,228
U.S. Geothermal Inc. (a)	13,576	24,165
Union Drilling Inc. (a)	3,080	32,617
VAALCO Energy Inc. (a)	13,284	90,863
Venoco Inc. (a)	4,444	57,772
Warren Resources Inc. (a)	12,801	127,754
Western Refining Inc.	6,553	66,251
Westmoreland Coal Co. (a)	2,081	32,880
Willbros Group Inc. (a)	8,534	226,151

		12,373,854

Technology (13.01%)
3Com Corp (a)	88,568	206,363
3D Systems Corp. (a)	3,684	52,497
3PAR Inc. (a)	5,969	38,500
ACI Worldwide Inc. (a)	7,497	131,347
Acme Packet Inc. (a)	5,956	34,128
Actel Corp. (a)	5,550	69,264
Actuate Corp. (a)	13,267	46,435
Acxiom Corp.	13,417	168,249
Adaptec Inc. (a)	26,539	87,048
Adtran Inc.	12,342	240,546
Advanced Analogic Technologies Inc. (a)	10,005	46,523
Advanced Battery Technologies Inc. (a)	9,103	29,403
Agilysys Inc.	4,990	50,349
American Reprographics Co. (a)	7,995	137,914

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
American Science & Engineering Inc.	1,994	$119,102
American Software Inc. Class A	4,929	26,863
Amkor Technology Inc. (a)	23,948	152,549
ANADIGICS Inc. (a)	13,989	39,309
Anaren Inc. (a)	3,472	35,241
Anixter International Inc. (a)	6,563	390,564
Applied Micro Circuits Corp. (a)	14,723	88,044
Applied Signal Technology Inc.	2,758	47,934
ArcSight Inc. (a)	1,430	10,911
Ariba Inc. (a)	18,782	265,390
Art Technology Group Inc. (a)	28,418	100,031
Aruba Networks Inc. (a)	11,470	58,841
AsiaInfo Holdings Inc. (a)	7,602	69,786
Atheros Communications (a)	13,037	307,412
AuthenTec Inc. (a)	5,493	11,810
Avanex Corp. (a)	2,946	13,787
Avid Technology Inc. (a)	6,630	159,518
Avocent Corp. (a)	9,956	203,700
BearingPoint Inc. (a)	47,770	24,840
Bel Fuse Inc.	2,600	74,022
Benchmark Electronics Inc. (a)	14,828	208,778
BigBand Networks Inc. (a)	7,200	26,568
Black Box Corp.	3,846	132,802
Blackbaud Inc.	9,824	181,253
Blackboard Inc. (a)	6,796	273,811
Blue Coat Systems Inc. (a)	7,272	103,190
Bookham Inc. (a)	22,078	24,948
Bottomline Technologies Inc. (a)	4,908	51,043
CACI International Inc. (a)	6,617	331,512
Callidus Software Inc. (a)	6,597	26,124
Cavium Networks Inc. (a)	6,650	93,632
Cbeyond Inc. (a)	5,256	75,634
CEVA Inc. (a)	4,410	36,603
Checkpoint Systems Inc. (a)	8,712	163,960
China Fire & Security Group Inc. (a)	3,062	32,182
China Information Security Technology Inc. (a)	5,014	23,566
China Security & Surveillance Technology Inc. (a)	5,897	81,850
Chordiant Software Inc. (a)	6,542	33,560
Ciber Inc. (a)	11,765	82,237
Cirrus Logic Inc. (a)	14,264	77,739
Cogent Communications Group Inc. (a)	10,511	81,145
Cogent Inc. (a)	8,911	91,070
Cogo Group Inc. (a)	5,648	29,765
Coherent Inc. (a)	5,188	184,433
Coleman Cable Inc. (a)	1,615	16,198
Commvault Systems Inc. (a)	9,390	113,149
Compellent Technologies Inc. (a)	3,093	38,353
comScore Inc. (a)	3,945	69,550
COMSYS IT Partners Inc. (a)	3,725	36,207
Comtech Telecommunications Corp. (a)	5,320	261,957
Comverge Inc. (a)	4,786	22,016

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Concur Technologies Inc. (a)	9,468	$362,246
Constant Contact Inc. (a)	4,460	76,132
CPI International Inc. (a)	2,080	30,118
Cray Inc. (a)	7,541	39,062
CSG Systems International Inc. (a)	7,866	137,891
Cubic Corp.	3,419	84,073
Daktronics Inc.	7,201	119,969
Data Domain Inc. (a)	7,256	161,591
DealerTrack Holdings Inc. (a)	9,362	157,656
Deltek Inc. (a)	2,751	16,726
DemandTec Inc. (a)	4,299	38,734
Digi International Inc. (a)	5,725	58,395
Digital River Inc. (a)	8,157	264,287
Diodes Inc. (a)	6,434	118,707
DivX Inc. (a)	5,905	38,205
DMRC Corp. (a) (b)	1,267	14,773
Double-Take Software Inc. (a)	3,787	37,681
DSP Group Inc. (a)	5,341	40,859
Eagle Test Systems Inc. (a)	3,033	46,435
Ebix Inc. (a)	444	41,718
Echelon Corp. (a)	6,506	64,279
Electronics for Imaging Inc. (a)	11,999	167,146
EMS Technologies Inc. (a)	3,468	77,371
Emulex Corp. (a)	18,539	197,811
Ener1 Inc. (a)	7,877	61,519
EnergySolutions Inc.	7,293	72,930
Entropic Communications Inc. (a)	1,996	2,814
Entrust Inc. (a)	13,426	28,866
Epicor Software Corp. (a)	13,021	102,736
EPIQ Systems Inc. (a)	7,762	105,563
Exar Corp. (a)	8,208	62,873
Extreme Networks Inc. (a)	25,522	86,009
FalconStor Software Inc. (a)	8,374	44,885
Finisar Corp. (a)	87,130	88,001
Formfactor Inc. (a)	10,725	186,829
Foundry Networks Inc. (a)	32,053	583,685
Gartner Inc. (a)	13,012	295,112
GeoEye Inc. (a)	3,948	87,369
Gerber Scientific Inc. (a)	5,396	49,319
Globecomm Systems Inc. (a)	4,418	38,613
Guidance Software Inc. (a)	2,035	9,544
Hackett Group Inc. (a)	9,027	49,107
Harmonic Inc. (a)	20,675	174,704
Harris Stratex Networks Inc. Class A (a)	5,618	43,877
Herley Industries Inc. (a)	2,959	50,599
Hittite Microwave Corp. (a)	4,291	144,178
Hughes Communications Inc. (a)	1,575	57,802
Hutchinson Technology Inc. (a)	5,357	62,034
Hypercom Corp. (a)	11,708	46,832
i2 Technologies Inc. (a)	3,492	47,107
ICx Technologies Inc. (a)	2,993	23,076
iGate Corp. (a)	4,500	39,015
II-VI Inc. (a)	5,363	207,334

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Imation Corp.	6,564	$148,478
Immersion Corp. (a)	6,848	39,855
Informatica Corp. (a)	19,447	252,617
Integral Systems Inc. (a)	3,724	77,347
Interactive Intelligence Inc. (a)	3,042	27,439
Intermec Inc. (a)	13,524	265,611
Internet Brands Inc. (a)	4,853	33,825
Internet Capital Group Inc. (a)	8,492	68,870
Interwoven Inc. (a)	9,999	141,186
IPG Photonics Corp. (a)	4,217	82,274
iRobot Corp. (a)	3,923	58,139
Isilon Systems Inc. (a)	5,384	23,743
Ixia (a)	9,657	71,172
IXYS Corp. (a)	5,453	49,568
j2 Global Communications Inc. (a)	9,980	233,033
Jack Henry & Associates Inc.	16,511	335,669
JDA Software Group Inc. (a)	5,649	85,921
Kemet Corp. (a)	18,425	25,058
Keynote Systems Inc. (a)	3,178	42,109
Kopin Corp. (a)	15,119	47,171
L-1 Identity Solutions Inc. (a)	14,299	218,489
LaBarge Inc. (a)	2,670	40,210
Lantronix Inc. Warrants (a) (b)	73	0
Lattice Semiconductor Corp. (a)	25,275	52,066
Lawson Software Inc. (a)	25,886	181,202
Limelight Networks Inc. (a)	6,300	15,750
Loral Space & Communications Inc. (a)	2,658	39,259
Macrovision Solutions Corp. (a)	18,115	278,609
Magma Design Automation Inc. (a)	9,274	37,281
Manhattan Associates Inc. (a)	5,471	122,222
ManTech International Corp. (a)	4,509	267,339
Mastech Holdings Inc. (a)	300	2,280
Maxwell Technologies Inc. (a)	3,998	53,333
Mentor Graphics Corp. (a)	19,942	226,342
Mercadolibre Inc. (a)	5,596	113,879
Mercury Computer Systems Inc. (a)	4,775	42,498
Methode Electronics Inc.	8,339	74,551
Micrel Inc.	11,154	101,167
MICROS Systems Inc. (a)	17,897	477,134
Microsemi Corp. (a)	17,279	440,269
MicroStrategy Inc. (a)	2,013	119,834
Microtune Inc. (a)	12,142	32,541
Microvision Inc. (a)	12,432	24,118
MIPS Technologies Inc. (a)	9,823	34,479
ModusLink Global Solutions Inc. (a)	10,924	104,980
Monolithic Power Systems Inc. (a)	5,730	99,530
Monotype Imaging Holdings Inc. (a)	3,300	36,729
MRV Communications Inc. (a)	35,334	41,341
MSC.Software Corp. (a)	9,866	105,566
MTS Systems Corp.	3,851	162,127
Multi-Fineline Electronix Inc. (a)	2,048	30,290
NCI Inc. (a)	1,424	40,556
Ness Technologies Inc. (a)	8,607	98,722

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Netezza Corp. (a)	8,657	$91,851
Netgear Inc. (a)	7,760	116,400
Netlogic Microsystems Inc. (a)	3,754	113,521
NetScout Systems Inc. (a)	6,464	68,777
NetSuite Inc. (a)	1,482	26,706
Newport Corp. (a)	7,901	85,173
Nextwave Wireless Inc. (a)	10,619	6,371
Novatel Wireless Inc. (a)	7,111	43,093
NVE Corp. (a)	1,016	28,763
Omniture Inc. (a)	13,706	251,642
Omnivision Technologies Inc. (a)	11,645	132,869
OpenTV Corp. Class A (a)	18,441	26,002
Oplink Communications Inc. (a)	4,561	55,051
OPNET Technologies Inc. (a)	2,883	35,115
OSI Systems Inc. (a)	3,479	81,791
PAETEC Holding Corp. (a)	27,142	58,355
Palm Inc.	23,545	140,564
Parametric Technology Corp. (a)	25,303	465,575
Park Electrochemical Corp.	4,468	108,304
PC-Tel Inc.	4,573	42,620
Pegasystems Inc.	3,160	40,796
Pericom Semiconductor Corp. (a)	4,849	50,914
Perot Systems Corp. (a)	19,000	329,650
Phoenix Technologies Ltd. (a)	6,035	48,220
Plexus Corp. (a)	8,756	181,249
PLX Technology Inc. (a)	6,334	32,430
PMC-Sierra Inc. (a)	48,056	356,576
Polycom Inc. (a)	19,238	444,975
Power Integrations Inc. (a)	6,678	160,940
Progress Software Corp. (a)	9,123	237,107
PROS Holdings Inc. (a)	2,817	26,452
QAD Inc.	2,688	18,601
Quantum Corp. (a)	45,082	47,336
Quest Software Inc. (a)	15,893	201,682
Rackable Systems Inc. (a)	6,504	63,804
Rackspace Hosting Inc. (a)	3,798	37,106
Radiant Systems Inc. (a)	6,065	52,705
Radisys Corp. (a)	5,036	43,310
RealNetworks Inc. (a)	20,392	103,591
RF Micro Devices Inc. (a)	57,781	168,721
RightNow Technologies Inc. (a)	6,101	76,690
Rimage Corp. (a)	2,095	29,246
Riverbed Technology Inc. (a)	12,317	154,209
Rogers Corp. (a)	3,938	145,627
Rubicon Technology Inc. (a)	2,906	20,981
S1 Corp. (a)	11,074	67,773
Safeguard Scientifics Inc. (a)	27,888	34,860
Sanmina-SCI Corp. (a)	116,602	163,243
Sapient Corp. (a)	19,278	143,236
SAVVIS Inc. (a)	8,250	110,880
ScanSource Inc. (a)	5,771	166,147
SeaChange International Inc. (a)	6,767	65,369
Secure Computing Corp. (a)	11,603	63,584

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Semtech Corp. (a)	13,560	$189,298
SI International Inc. (a)	2,911	87,476
Sigma Designs Inc. (a)	5,833	82,945
Silicon Image Inc. (a)	16,114	86,049
Silicon Storage Technology Inc. (a)	19,095	62,250
SiRF Technology Holdings Inc. (a)	13,448	20,038
Skyworks Solutions Inc. (a)	35,815	299,413
Smart Modular Technologies (WWH) Inc. (a)	10,040	30,120
Smith Micro Software Inc. (a)	6,799	48,273
Solera Holdings Inc. (a)	11,336	325,570
SonicWALL Inc. (a)	13,461	70,536
Sonus Networks Inc. (a)	44,819	129,079
Sourcefire Inc. (a)	4,382	31,945
Spansion Inc. Class A (a)	27,983	43,374
SPSS Inc. (a)	3,920	115,091
SRA International Inc. (a)	9,341	211,387
Standard Microsystems Corp. (a)	4,997	124,825
Stanley Inc. (a)	1,937	71,495
Starent Networks Corp. (a)	6,528	84,472
STEC Inc. (a)	6,899	53,122
Stratasys Inc. (a)	4,529	79,122
SuccessFactors Inc. (a)	5,013	54,642
Super Micro Computer Inc. (a)	4,843	43,635
Supertex Inc. (a)	2,456	69,161
SupportSoft Inc. (a)	10,133	30,399
Switch & Data Facilities Co. (a)	4,503	56,062
Sybase Inc. (a)	17,422	533,462
Sycamore Networks Inc. (a)	41,989	135,624
Sykes Enterprises Inc. (a)	7,308	160,484
Synaptics Inc. (a)	7,494	226,469
Synchronoss Technologies Inc. (a)	4,810	45,262
Syniverse Holdings Inc. (a)	11,271	187,211
SYNNEX Corp. (a)	3,819	85,316
Syntel Inc.	2,831	69,359
Taleo Corp. (a)	5,708	113,532
TechTarget (a)	3,046	21,322
Techwell Inc. (a)	3,392	31,987
Tekelec (a)	14,326	200,421
TeleCommunication Systems Inc. Class A (a)	7,369	50,920
Terremark Worldwide Inc. (a)	11,595	79,658
TerreStar Corp. (a)	12,747	12,747
Tessera Technologies Inc. (a)	10,622	173,563
TIBCO Software Inc. (a)	40,965	299,864
Transmeta Corp. (a)	2,662	43,151
Trident Microsystems Inc. (a)	13,375	32,100
TriQuint Semiconductor Inc. (a)	31,487	150,823
TTM Technologies Inc. (a)	9,372	92,970
Tyler Technologies Inc. (a)	8,346	126,609
Ultimate Software Group Inc. (a)	5,412	146,124
Unica Corp. (a)	3,054	23,943
Universal Display Corp. (a)	6,346	69,552

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
UTStarcom Inc. (a)	24,256	$81,743
Varian Inc. (a)	6,489	278,378
VASCO Data Security International Inc. (a)	5,668	58,720
VeriFone Holdings Inc. (a)	15,006	248,199
ViaSat Inc. (a)	5,562	131,152
Vignette Corp. (a)	5,805	62,346
Virtusa Corp. (a)	1,924	12,525
Vocus Inc. (a)	3,527	119,777
Volterra Semiconductor Corp. (a)	5,564	70,830
Vonage Holdings Corp. (a)	12,878	13,007
Websense Inc. (a)	9,913	221,556
Website Pros Inc. (a)	6,057	32,708
Wind River Systems Inc. (a)	15,815	158,150
Zoran Corp. (a)	11,375	92,820

		30,671,746

Telecommunications (0.96%)
Airvana Inc. (a)	5,273	31,058
Alaska Communications Systems Group Inc.	9,509	116,295
Atlantic Tele-Network Inc.	2,074	58,072
Centennial Communications Corp. (a)	14,785	92,258
Cincinnati Bell Inc. (a)	53,607	165,646
Consolidated Communications Holdings Inc.	5,131	77,375
FairPoint Communications Inc.	19,550	169,499
FiberTower Corp. (a)	26,354	36,369
General Communication Inc. Class A (a)	9,939	92,035
Global Crossing Ltd. (a)	5,749	87,155
Globalstar Inc. (a)	9,174	15,596
Hungarian Telephone & Cable Corp. (a)	1,050	20,895
iBasis Inc.	6,638	23,167
ICO Global Communications Holdings Ltd. (a)	22,719	24,764
IDT Corp. Class B (a)	10,343	7,653
Infinera Corp. (a)	20,381	194,842
Iowa Telecommunications Services Inc.	7,019	131,115
iPCS Inc. (a)	3,864	86,051
Neutral Tandem Inc. (a)	3,653	67,727
NTELOS Holdings Corp.	6,565	176,533
Orbcomm Inc. (a)	6,927	34,150
Premiere Global Services Inc. (a)	13,587	191,033
RCN Corp. (a)	8,263	101,304
Shenandoah Telecommunications Co.	5,164	113,969
ShoreTel Inc. (a)	9,491	54,478
USA Mobility Inc. (a)	5,405	59,455
Virgin Mobile USA Inc. (a)	7,410	21,785

		2,250,279

Utilities & Energy (4.09%)
Allete Inc.	5,753	256,008

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
American States Water Co.	3,787	$145,800
Atlas America Inc.	7,581	258,588
Avista Corp.	11,655	253,030
Black Hills Corp.	8,438	262,169
California Water Service Group	4,309	165,896
Central Vermont Public Service Corp.	2,381	55,811
CH Energy Group Inc.	3,409	148,530
Chesapeake Utilities Corp.	1,492	49,549
Cleco Corp.	13,226	333,956
Connecticut Water Service Inc.	1,843	53,355
Consolidated Water Co. Ltd.	3,263	55,536
Crosstex Energy Inc.	8,836	220,635
El Paso Electric Co. (a)	9,835	206,535
Empire District Electric Co.	7,414	158,289
EnergySouth Inc.	1,643	100,929
EnerNOC Inc. (a)	2,118	21,900
Evergreen Energy Inc. (a)	19,975	18,777
GreenHunter Energy Inc. Warrants (a) (b)	94	0
GreenHunter Energy Inc. (a)	937	13,352
GT Solar International Inc. (a)	6,652	72,174
Headwaters Inc. (a)	9,220	123,087
Idacorp Inc.	9,939	289,126
International Coal Group Inc. (a)	27,945	174,377
ITC Holdings Corp.	10,861	562,274
Laclede Group Inc.	4,794	232,461
MGE Energy Inc.	4,851	172,453
Middlesex Water Co.	2,909	50,820
New Jersey Resources Corp.	9,212	330,619
Nicor Inc.	9,919	439,908
Northwest Natural Gas Co.	5,804	301,808
NorthWestern Corp.	8,562	215,163
Ormat Technologies Inc.	3,933	142,886
Otter Tail Corp.	7,751	238,188
Piedmont Natural Gas Co. Inc.	16,131	515,547
Pike Electric Corp. (a)	3,597	52,984
PNM Resources Inc.	18,970	194,253
Portland General Electric Co.	13,740	325,088
Rentech Inc. (a)	36,366	48,367
SJW Corp.	2,885	86,463
South Jersey Industries Inc.	6,531	233,157
Southwest Gas Corp.	9,508	287,712
Southwest Water Co.	5,522	70,406
tw telecom inc. (a)	32,327	335,878
UIL Holdings Corp.	5,576	191,424
Unisource Energy Corp.	7,584	221,377
VeraSun Energy Corp. (a)	22,518	70,481
Westar Energy Inc.	23,038	530,796

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
WGL Holdings Inc.	10,870	$352,731

		9,640,653

Total Common Stocks
(cost $240,877,196)		227,711,566

Short-term Investments (3.59%)
U.S. Treasury Bill, 0.500%, 12/26/2008 (c)	$8,485,000	8,471,517

Total Short-term Investments
(cost $8,474,864)		8,471,517
TOTAL INVESTMENTS (100.21%)
(cost $249,352,060)		236,183,083
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.21%)		(492,995)

NET ASSETS (100.00%)		$235,690,088

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2008, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (98.62%) (a)
Australia (6.30%)
AGL Energy Ltd.	12,033	$132,707
Alumina Ltd.	31,914	77,426
Amcor Ltd.	25,724	109,773
AMP Ltd.	52,910	291,849
Aristocrat Leisure Ltd.	9,841	50,238
Asciano Group	15,292	38,187
Australia & New Zealand Banking Group Ltd.	53,980	799,832
Australian Stock Exchange	4,863	115,866
AXA Asia Pacific Holdings Ltd.	24,556	97,609
Babcock & Brown Ltd.	6,588	10,126
Bendigo and Adelaide Bank Ltd.	7,285	66,781
BHP Billiton Ltd.	93,253	2,412,513
Billabong International Ltd.	4,906	54,781
BlueScope Steel Ltd.	21,227	125,103
Boart Longyear Group	37,609	33,287
Boral Ltd.	17,910	88,931
Brambles Ltd.	39,941	243,038
Caltex Australia Ltd.	3,766	36,755
CFS Retail Property Trust	42,893	76,266
Coca-Cola Amatil Ltd.	14,114	92,017
Cochlear Ltd.	1,570	73,573
Commonwealth Bank of Australia	36,189	1,218,862
Computershare Ltd.	13,269	100,310
Crown Ltd.	12,695	85,274
CSL Ltd.	15,845	480,023
CSR Ltd.	27,982	56,068
Dexus Property Group	78,947	89,215
Fairfax Media Ltd.	42,167	87,971
Fortescue Metals Group Ltd. (b)	36,110	132,977
Foster’s Group Ltd.	55,486	247,900
Goodman Fielder Ltd.	35,178	38,641
Goodman Group	40,828	78,402
GPT Group	57,113	83,485
Harvey Norman Holdings Ltd.	13,901	33,945
Incitec Pivot Ltd. (b)	30,260	121,239
Insurance Australia Group Ltd.	55,012	178,240
James Hardie Industries NV CDI	14,248	55,960
Leighton Holdings Ltd.	3,950	117,212
Lend Lease Corp. Ltd.	10,206	74,039
Lion Nathan Ltd.	7,514	55,045
Macquarie Airports	20,130	42,951
Macquarie Infrastructure Group	63,594	116,089
Macquarie Group Ltd.	7,765	239,095
Macquarie Office Trust	54,067	33,327
Metcash Ltd.	19,717	61,858
Mirvac Group	28,118	54,217
National Australia Bank Ltd.	45,626	920,844
Newcrest Mining Ltd.	12,650	276,208
Onesteel Ltd.	20,804	76,956
Orica Ltd.	9,687	160,375

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Origin Energy Ltd.	24,277	$314,013
OZ Minerals Ltd.	81,467	103,329
Paladin Energy Ltd. (b)	15,743	48,520
Perpetual Ltd.	1,149	42,494
Qantas Airways Ltd.	27,618	70,409
QBE Insurance Group Ltd.	25,351	546,721
Rio Tinto Ltd.	7,787	524,705
Santos Ltd.	16,384	247,296
Sims Group Ltd.	3,988	93,915
Sonic Healthcare Ltd.	8,584	88,864
St George Bank Ltd.	15,134	342,046
Stockland	39,989	170,647
Suncorp-Metway Ltd.	26,671	202,721
Tabcorp Holding Ltd.	15,578	99,469
Tatts Group Ltd.	30,108	56,627
Telstra Corp. Ltd.	124,611	418,065
Toll Holdings Ltd.	15,292	86,623
Transurban Group	32,275	142,320
Wesfarmers Ltd.	17,730	412,324
Wesfarmers Ltd. PPS	4,287	95,536
Westfield Group	49,103	645,693
Westpac Banking Corp.	52,210	886,242
Woodside Petroleum Ltd.	13,515	545,342
Woolworths Ltd.	34,126	751,727
WorleyParsons Ltd.	4,140	102,400

		17,381,434

Austria (0.48%)
Andritz AG	1,140	48,147
Atrium European Real Estate Ltd. (b)	8,545	63,156
Erste Group Bank AG	5,376	267,642
IMMOEAST AG (b)	11,849	29,930
Immofinanz Immobilien Anlagen AG	11,819	41,810
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	2,180	134,161
OMV AG	4,310	181,667
Raiffeisen International Bank Holding AG	1,512	109,206
Strabag SE	1,301	56,778
Telekom Austria AG	10,053	175,351
Vienna Insurance Group	960	47,316
VoestAlpine AG	3,319	103,713
Wienerberger AG	2,174	58,089

		1,316,966

Belgium (0.89%)
Belgacom SA	4,835	180,276
Colruyt SA	450	112,951
Compagnie Nationale a Portefeuille	1,139	74,562
Delhaize Group	2,798	162,520
Dexia SA	14,903	162,792

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Belgium (Cont.)
Fortis	62,198	$384,258
Groupe Bruxelles Lambert SA	2,303	195,940
InBev NV	5,187	308,599
KBC Ancora	861	55,333
KBC GROEP NV	4,322	375,977
Mobistar SA	468	32,940
Solvay SA	1,512	183,698
UCB SA	3,212	114,119
Umicore	3,495	106,204

		2,450,169

Denmark (0.95%)
A P Moller-Maersk A/S Class A	15	127,359
A P Moller-Maersk A/S Class B	31	265,547
Carlsberg A/S Class B	1,798	137,086
Coloplast A/S Class B	708	51,764
Danisco A/S	1,331	73,958
Danske Bank A/S	12,714	306,122
DSV A/S	5,800	90,557
FLSmidth & Co. A/S Class B (b)	1,512	75,029
Jyske Bank A/S (b)	1,562	77,069
Novo Nordisk A/S Class B	12,603	653,368
Novozymes A/S Class B	1,332	116,864
Rockwool International A/S B Shares	200	16,792
Sydbank A/S	1,850	55,494
Topdanmark A/S (b)	514	72,542
Trygvesta A/S	461	29,641
Vestas Wind Systems A/S (b)	5,203	454,143
William DeMant Holding (b)	658	29,176

		2,632,511

Finland (1.39%)
Cargotec Corp.	1,028	20,579
Elisa OYJ	3,099	60,810
Fortum OYJ	12,443	417,578
Kesko OYJ	1,815	45,788
Kone Corp. OYJ Class B	4,112	109,989
Metso OYJ	3,640	89,276
Neste Oil OYJ	3,730	76,508
Nokia OYJ	103,870	1,937,325
Nokian Renkaat OYJ	3,017	72,598
Orion OYJ Class B	2,451	41,234
Outokumpu OYJ	3,375	53,771
Pohjola Bank PLC	2,696	38,486
Rautaruukki OYJ	2,314	46,246
Sampo OYJ A Shares	12,454	277,368
SanomaWSOY OYJ (b)	2,121	39,683
Stora Enso OYJ R Shares	16,305	156,777
UPM-Kymmene OYJ	14,893	229,372
Wartsila OYJ Class B	2,362	97,961

	Shares	Value
Common Stocks (Cont.)
Finland (Cont.)
YIT OYJ	3,407	$35,014

		3,846,363

France (10.91%)
Accor SA	5,528	295,231
Aeroports de Paris (ADP)	673	54,895
Air France-KLM	3,523	80,661
Air Liquide SA	6,844	745,892
Alcatel-Lucent (b)	65,933	254,086
Alstom SA	5,828	442,400
ArcelorMittal	24,167	1,224,228
Atos Origin SA	1,969	85,654
AXA	43,214	1,414,583
BNP Paribas	22,718	2,168,603
Bouygues	6,864	310,942
Bureau Veritas SA	1,126	56,908
Cap Gemini SA	3,892	183,861
Carrefour SA	17,651	832,366
Casino Guichard Perrachon SA	1,199	106,986
Christian Dior SA	1,442	107,735
CNP Assurances	992	112,047
Compagnie de Saint-Gobain	7,890	408,138
Compagnie Generale de Geophysique-Veritas (b)	3,660	114,077
Compagnie Generale des Etablissements Michelin Class B	4,088	261,569
Credit Agricole SA	25,029	482,055
Dassault Systemes SA	1,552	83,160
Eiffage SA (b)	1,005	53,042
Electricite de France	5,573	399,619
Eramet (b)	143	53,651
Essilor International SA	5,449	272,152
Eurazeo	712	60,190
European Aeronautic Defence and Space Co.	9,317	157,398
Eutelsat Communications	2,380	62,890
France Telecom SA	50,651	1,420,741
GDF Suez - Strip VVPR (b)	30,523	1,587,999
Gecina SA	342	36,592
Groupe DANONE	12,268	870,193
Hermes International SCA	1,949	314,193
ICADE	551	44,215
Imerys SA	948	53,958
JC Decaux SA	1,816	39,192
Klepierre	1,968	77,026
L’Oreal SA	6,645	652,031
Lafarge SA	4,137	435,577
Lagardere SCA	3,553	158,536
Legrand SA	2,615	58,240
LVMH Moet Hennessy Louis Vuitton SA	6,857	602,001
M6 Metropole Television	1,858	40,849
Natixis	27,310	91,453

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Neopost SA	924	$87,129
PagesJaunes Groupe	3,355	46,818
Pernod Ricard SA	4,553	401,078
Peugeot SA	4,351	163,755
PPR SA	2,189	195,867
Publicis Groupe SA	3,275	103,153
Renault SA	5,194	331,010
Safran SA	4,878	84,467
Sanofi-Aventis	28,721	1,888,278
Schneider Electric SA	6,228	534,827
SCOR SE	5,075	98,682
SES FDR	8,403	173,948
Societe BIC SA	720	37,406
Societe Generale	12,885	1,157,455
Societe Television Francaise 1	3,413	60,464
Sodexo	2,693	158,925
STMicroelectronics NV	19,301	195,717
Suez Environnement SA Rights (b)	7,304	179,842
Technip SA	2,907	161,121
Thales SA	2,430	121,204
Total SA	59,934	3,640,987
Unibail-Rodamco	2,272	454,574
Valeo SA	1,979	59,888
Vallourec SA	1,473	317,841
Veolia Environnement	10,479	431,118
Vinci SA	11,624	547,677
Vivendi	32,088	1,005,982
Wendel	740	57,923
Zodiac SA	1,102	51,972

		30,116,923

Germany (8.45%)
Adidas AG	5,652	301,928
Allianz SE Reg.	12,528	1,717,567
Arcandor AG (b)	1,895	6,216
BASF SE	26,882	1,281,639
Bayer AG	21,238	1,555,411
Bayerische Motoren Werke (BMW) AG	9,183	355,940
Beiersdorf AG	2,512	158,775
Bilfinger Berger AG	1,074	55,429
Celesio AG	2,376	102,723
Commerzbank AG	18,442	273,381
Daimler AG	23,836	1,183,527
Deutsche Bank AG Reg.	13,930	996,511
Deutsche Boerse AG	5,640	516,119
Deutsche Lufthansa AG Reg.	6,177	120,750
Deutsche Post AG	23,606	492,528
Deutsche Postbank AG	2,343	87,937
Deutsche Telekom AG	78,584	1,193,473
E.On AG	52,755	2,655,522
Fraport AG	1,039	61,434
Fresenius Medical Care AG & Co. KGaA	5,352	277,054
Fresenius SE	745	54,423

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
GEA Group AG	3,637	$69,941
Hamburger Hafen und Logistik AG	703	41,567
Hannover Rueckversicherung AG Reg.	1,223	44,760
HeidelbergCement AG	682	71,596
Henkel AG & Co. KGaA	3,668	112,497
Hochtief AG	1,190	56,072
Hypo Real Estate Holding AG	3,849	22,705
Infineon Technologies AG (b)	21,306	118,289
IVG Immobilien AG	2,488	23,783
K+S Group AG	4,140	283,488
Linde AG	3,667	391,583
MAN AG	2,909	193,707
Merck KGaA	1,830	195,157
Metro AG	3,177	159,315
Muenchener Rueckversicherungs Gesellschaft AG Reg.	5,616	847,145
Puma AG	182	49,120
Q-Cells AG (b)	1,688	141,544
Rheinmetall AG	969	52,153
RWE AG	12,258	1,168,637
Salzgitter AG	1,164	117,710
SAP AG	23,998	1,278,107
Siemens AG	24,069	2,245,084
Solarworld AG	2,412	101,524
ThyssenKrupp AG	10,130	304,142
TUI AG (b)	6,201	101,745
United Internet AG Reg.	3,537	37,744
Volkswagen AG	4,057	1,589,721
Wacker Chemie AG	429	61,248

		23,328,371

Greece (0.65%)
Alpha Bank AE	10,159	221,173
Coca-Cola Hellenic Bottling Co. SA	4,455	97,236
EFG Eurobank Ergasias	8,697	158,530
Hellenic Petroleum SA	3,019	31,791
Hellenic Telecommunications Organization SA	8,069	143,357
Marfin Investment Group SA (b)	18,276	128,645
National Bank of Greece SA	13,460	545,461
OPAP SA	6,370	193,881
Piraeus Bank SA	8,846	180,574
Public Power Corp. SA	2,789	43,027
Titan Cement Co. SA	1,660	54,823

		1,798,498

Hong Kong (2.05%)
ASM Pacific Technology	4,500	26,010
Bank of East Asia Ltd.	40,205	124,268
BOC Hong Kong Holdings Ltd.	105,000	187,716
C C Land Holdings Ltd.	27,000	5,737
Cathay Pacific Airways Ltd.	21,000	35,820

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Cheung Kong Holdings Ltd.	39,000	$441,813
Cheung Kong Infrastructure Holdings Ltd.	12,000	55,481
Chinese Estates Holdings Ltd.	16,000	19,827
CITIC International Financial Holdings Ltd. (b)	69,000	45,320
CLP Holdings Ltd.	57,283	462,087
Esprit Holdings Ltd.	29,500	182,858
Foxconn International Holdings Ltd. (b)	61,000	26,710
Hang Lung Group Ltd.	24,000	76,023
Hang Lung Properties Ltd.	58,000	136,534
Hang Seng Bank Ltd.	21,774	411,618
Henderson Land Development Co. Ltd.	29,926	133,403
Hong Kong & China Gas Co. Ltd.	103,605	234,300
Hong Kong Aircraft Engineering Co. Ltd.	2,000	22,999
Hong Kong Exchanges & Clearing Ltd.	28,500	351,018
Hongkong Electric Holdings Ltd.	41,500	259,213
Hopewell Holdings	16,000	58,107
Hutchison Telecommunications International Ltd. (b)	46,000	52,251
Hutchison Whampoa Ltd.	60,210	462,445
Hysan Development Co. Ltd.	17,000	44,252
Kerry Properties Ltd.	18,000	58,339
Kingboard Chemicals Holdings Ltd.	16,000	54,632
Lee & Man Paper Manufacturing Ltd.	12,000	6,576
Li & Fung Ltd.	63,000	154,164
Lifestyle International Holdings Ltd.	19,000	21,288
Link REIT	60,000	123,789
Mongolia Energy Corporation Ltd. (b)	95,000	50,040
MTR Corp.	40,000	118,110
New World Development Co. Ltd.	67,800	75,512
NWS Holdings Ltd.	23,000	41,271
Orient Overseas International Ltd.	6,600	16,907
Pacific Basin Shipping Ltd.	35,000	28,397
PCCW Ltd.	76,000	31,321
Shangri-La Asia Ltd.	38,271	54,216
Shun Tak Holdings Ltd.	34,000	11,560
Sino Land Co. Ltd.	42,000	47,040
Sun Hung Kai Properties Ltd.	39,000	401,886
Swire Pacific Ltd. Class A	23,000	202,173
Television Broadcasts Ltd.	8,000	33,690
Wharf Holdings Ltd.	39,503	112,857
Wheelock and Co. Ltd.	26,000	47,159
Wing Hang Bank Ltd.	5,500	42,257
Wing Lung Bank Ltd.	2,200	43,944
Yue Yuen Industrial Holdings Ltd.	15,500	41,920

		5,674,858

Ireland (0.41%)
Allied Irish Banks PLC	24,395	200,539
Anglo Irish Bank Corp. PLC	20,760	113,166
Bank of Ireland	27,794	154,949

	Shares	Value
Common Stocks (Cont.)
Ireland (Cont.)
CRH PLC	15,344	$324,713
Elan Corp. PLC (b)	13,286	137,475
Irish Life & Permanent PLC	7,589	53,164
Kerry Group PLC Class A	3,471	101,686
Ryanair Holdings PLC (b)	18,704	59,509

		1,145,201

Italy (3.66%)
A2A SpA	31,700	80,151
Alleanza Assicurazioni SpA	12,056	110,820
Assicurazioni Generali SpA	29,019	955,142
Atlantia SpA	7,280	148,300
Autogrill SpA	3,167	35,423
Banca Carige SpA	15,801	51,385
Banca Monte Dei Paschi di Siena SpA	54,811	134,263
Banca Popolare di Milano Scarl (b)	11,828	98,743
Banco Popolare Societa Cooperativa	18,436	286,393
Bulgari SpA	4,232	37,882
Enel SpA	121,121	1,011,080
Eni SpA	73,363	1,944,564
Fiat SpA	20,177	271,137
Finmeccanica SpA	8,476	183,739
Fondiaria Sai SpA	2,180	51,456
IFIL Investments SpA	9,234	41,079
Intesa Sanpaolo	216,550	1,190,934
Intesa Sanpaolo RNC (b)	26,794	127,827
Italcementi SpA	2,020	25,021
Italcementi SpA RNC	1,680	15,586
Lottomatica SpA	1,829	47,635
Luxottica Group SpA	3,880	89,273
Mediaset SpA	21,311	135,345
Mediobanca SpA	13,878	185,508
Mediolanum SpA	1,101	4,956
Parmalat SpA	44,332	103,602
Pirelli & Co. SpA	48,856	28,826
Prysmian SpA	2,396	46,549
Saipem SpA	7,262	217,287
Snam Rete Gas SpA	18,381	111,083
Telecom Italia RNC SpA	174,119	197,372
Telecom Italia SpA	277,256	412,633
Terna - Rete Elettrica Nationale SpA	34,180	125,662
UniCredit SpA	317,841	1,188,518
Unione di Banche Italiane Scpa	17,199	373,361
Unipol Gruppo Finanziario SpA	14,383	30,864

		10,099,399

Japan (22.12%)
77 Bank Ltd.	10,000	50,423
Acom Co. Ltd.	2,080	71,086
Advantest Corp.	3,280	69,357
Aeon Co. Ltd.	18,200	180,195
Aeon Credit Service Co. Ltd.	2,100	20,634

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Aeon Mall Co. Ltd.	1,900	$56,628
Aiful Corp.	2,300	17,796
Aioi Insurance Co. Ltd.	10,000	49,879
Aisin Seiki Co. Ltd.	5,500	134,695
Ajinomoto Co. Inc.	18,000	169,075
Alfresa Holdings Corp.	800	38,136
All Nippon Airways Co. Ltd.	16,000	56,415
Alps Electric Co. Ltd.	5,000	39,140
Amada Co. Ltd.	10,000	54,918
Aozora Bank Ltd.	24,000	37,623
Asahi Breweries Ltd.	9,700	167,815
Asahi Glass Co. Ltd.	27,000	237,347
Asahi Kasei Corp.	33,000	138,845
ASICS Corp.	5,000	38,870
Astellas Pharma Inc.	13,851	582,008
Bank of Kyoto Ltd.	8,000	78,981
Bank of Yokohama Ltd.	34,000	168,416
Benesse Corp.	1,900	76,640
Bridgestone Corp.	17,400	320,662
Brother Industries Ltd.	6,200	65,648
Canon Inc.	29,300	1,110,789
Canon Marketing Japan Inc.	2,000	29,937
Casio Computer Co. Ltd.	7,000	65,723
Central Japan Railway Co.	44	414,899
Chiba Bank Ltd.	21,000	110,105
Chubu Electric Power Co. Inc.	18,600	434,592
Chugai Pharmaceutical Co. Ltd.	8,000	130,365
Chugoku Bank Ltd.	4,000	54,948
Chugoku Electric Power Co. Inc.	6,800	139,063
Chuo Mitsui Trust Holdings Inc.	25,000	134,968
Citizen Holdings Co. Ltd.	9,300	63,221
Coca-Cola West Holdings Co. Ltd.	1,700	38,122
Cosmo Oil Co. Ltd.	15,000	35,580
Credit Saison Co. Ltd.	4,600	75,601
CSK Holdings Corp.	1,900	27,333
Dai Nippon Printing Co. Ltd.	17,000	229,303
Daicel Chemical Industries Ltd.	8,000	35,989
Daido Steel Co. Ltd.	10,000	51,526
Daihatsu Motor Co. Ltd.	7,000	75,032
Daiichi Sanyko Co. Ltd.	19,713	507,934
Daikin Industries Ltd.	7,300	246,215
Dainippon Sumitomo Pharma Co. Ltd.	7,000	56,537
Daito Trust Construction Co. Ltd.	2,300	85,543
Daiwa House Industry Co. Ltd.	14,000	133,848
Daiwa Securities Group Inc.	37,000	269,498
DeNa Co. Ltd.	8	32,233
Denki Kagaku Kogyo KK	14,000	35,805
Denso Corp.	13,600	333,579
Dentsu Inc.	57	114,636
DIC Corp.	18,000	34,091
Dowa Holdings Co. Ltd.	7,000	31,389
East Japan Railway Co.	92	686,103

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Eisai Co. Ltd.	7,200	$281,160
Electric Power Development Co. Ltd.	3,380	107,735
Elpida Memory Inc. (b)	2,700	48,717
Familymart Co. Ltd.	1,500	63,470
Fanuc Ltd.	5,400	406,252
Fast Retailing Co. Ltd.	1,200	122,368
Fuji Electric Holdings Co. Ltd.	15,000	36,233
Fuji Heavy Industries Ltd.	16,000	81,046
Fuji Television Network Inc.	9	11,609
FUJIFILM Holdings Corp.	13,600	350,620
Fujitsu Ltd.	52,000	292,342
Fukuoka Financial Group Inc.	21,000	77,280
Furukawa Electric Co. Ltd.	18,000	79,486
Gunma Bank Ltd.	11,000	61,229
Hakuhodo DY Holdings Inc.	590	29,107
Hankyu Hanshin Holdings Inc.	34,000	156,169
HASEKO Corp.	36,000	24,710
Hikari Tsushin Inc.	700	14,579
Hino Motors Ltd.	8,000	31,743
Hirose Electric Co. Ltd.	900	84,115
Hisamitsu Pharmaceutical Co. Inc.	1,700	73,687
Hitachi Chemical Co. Ltd.	3,100	40,661
Hitachi Construction Machinery Co. Ltd.	3,000	71,224
Hitachi High-Technologies Corp.	2,000	38,926
Hitachi Ltd.	95,000	641,343
Hitachi Metals Ltd.	5,000	58,248
Hokkaido Electric Power Co. Inc.	6,500	135,722
Hokuhoku Financial Group Inc.	32,000	71,411
Hokuriku Electric Power Co.	4,500	107,682
Honda Motor Co. Ltd.	45,600	1,383,174
Hoya Corp.	11,700	232,102
Ibiden Co. Ltd.	3,600	84,284
Idemitsu Kosan Co. Ltd.	600	47,783
IHI Corp.	39,000	59,405
INPEX Holdings Inc.	23	193,766
Isetan Mitsukoshi Holdings Ltd. (b)	9,080	106,537
Isuzu Motors Ltd.	35,000	97,266
Ito En Ltd.	1,600	20,769
Itochu Corp.	43,000	259,039
Itochu Techno-Solutions Corp.	800	19,858
Iyo Bank Ltd.	7,000	74,900
J. Front Retailing Co. Ltd.	11,400	65,768
JAFCO Co. Ltd.	1,000	37,692
Japan Airlines Corp. (b)	23,000	47,359
Japan Petroleum Exploration Co.	900	45,611
Japan Prime Realty Investment Corp.	16	37,008
Japan Real Estate Investment Corp.	11	88,763
Japan Retail Fund Investment Corp.	10	41,114
Japan Steel Works Ltd.	10,000	124,330
Japan Tobacco Inc.	127	470,481
JFE Holdings Inc.	14,400	446,633
JGC Corp.	6,000	96,260
Joyo Bank Ltd.	19,000	86,496

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
JS Group Corp.	7,500	$94,417
JSR Corp.	5,000	64,501
JTEKT Corp.	5,100	56,920
Jupiter Telecommunications Co. Ltd.	64	46,081
Kajima Corp.	25,000	73,574
Kamigumi Co. Ltd.	7,000	51,601
Kaneka Corp.	8,000	44,194
Kansai Electric Power Co. Inc.	21,700	479,479
Kansai Paint Co. Ltd.	7,000	43,418
Kao Corp.	15,000	402,263
Kawasaki Heavy Industries Ltd.	40,000	85,343
Kawasaki Kisen Kaisha Ltd.	16,000	98,987
KDDI Corp.	81	458,838
Keihin Electric Express Railway Co. Ltd.	12,000	77,852
Keio Corp.	15,000	80,780
Keisei Electric Railway Co. Ltd.	8,000	43,327
Keyence Corp.	968	189,313
Kikkoman Corp.	4,000	53,481
Kinden Corp.	4,000	37,309
Kintetsu Corp.	45,000	156,819
Kirin Holdings Co. Ltd.	22,000	289,059
Kobe Steel Ltd.	74,000	144,027
Komatsu Ltd.	25,200	412,562
Konami Corp.	2,600	65,423
Konica Minolta Holdings Inc.	14,000	160,002
Kubota Corp.	31,000	188,877
Kuraray Co. Ltd.	10,000	99,402
Kurita Water Industries Ltd.	3,000	70,266
Kyocera Corp.	4,600	349,166
Kyowa Hakko Kogyo Co. Ltd.	6,000	61,718
Kyushu Electric Power Co. Ltd.	10,600	220,953
Lawson Inc.	1,600	73,414
Leopalace21 Corp.	3,600	27,214
Mabuchi Motor Co. Ltd.	800	36,377
Makita Corp.	3,300	67,602
Marubeni Corp.	46,000	208,517
Marui Group Co. Ltd.	8,100	59,405
Maruichi Steel Tube Ltd.	1,100	29,580
Matsushita Electric Industrial Co. Ltd.	52,000	877,627
Matsushita Electric Works Ltd.	11,114	96,139
Mazda Motor Corp.	24,000	97,740
Mediceo Paltac Holdings Co. Ltd.	4,200	50,666
Meiji Dairies Corp.	7,000	36,792
Minebea Co. Ltd.	10,000	37,506
Mitsubishi Chemical Holdings Corp.	33,500	177,072
Mitsubishi Corp.	38,000	792,686
Mitsubishi Electric Corp.	54,000	350,844
Mitsubishi Estate Co. Ltd.	33,000	650,270
Mitsubishi Gas Chemical Co. Inc.	11,000	53,199
Mitsubishi Heavy Industries Ltd.	90,000	377,415
Mitsubishi Logistics Corp.	3,000	37,206
Mitsubishi Materials Corp.	32,000	98,087
Mitsubishi Motors Corp. (b)	99,000	161,967

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mitsubishi Rayon Co. Ltd.	15,000	$37,148
Mitsubishi Tanabe Pharma Corp.	6,000	83,389
Mitsubishi UFJ Financial Group Inc.	286,860	2,501,491
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,920	61,199
Mitsui & Co. Ltd.	47,000	583,473
Mitsui Chemicals Inc.	19,000	81,820
Mitsui Engineering & Shipbuilding Co. Ltd.	21,000	38,306
Mitsui Fudosan Co. Ltd.	22,000	425,083
Mitsui Mining & Smelting Co. Ltd.	17,000	38,842
Mitsui OSK Lines Ltd.	30,000	260,651
Mitsui Sumitomo Insurance Group Holdings Inc.	10,500	344,554
Mitsumi Electric Co. Ltd.	2,300	58,404
Mizuho Financial Group Inc.	269	1,176,377
Mizuho Trust & Banking Co. Ltd.	40,000	52,278
Murata Manufacturing Co. Ltd.	6,100	246,261
Namco Bandai Holdings Inc.	6,000	64,595
NEC Corp.	51,000	217,980
NEC Electronics Corp. (b)	1,000	20,074
NGK Insulators Ltd.	8,000	97,939
NGK Spark Plug Co. Ltd.	5,000	48,676
NHK Spring Co. Ltd.	4,000	21,475
Nidec Corp.	3,000	179,963
Nikon Corp.	9,000	215,901
Nintendo Co. Ltd.	2,700	1,145,269
Nippon Building Fund Inc.	14	135,340
Nippon Electric Glass Co. Ltd.	10,000	90,585
Nippon Express Co. Ltd.	22,000	98,213
Nippon Meat Packers Inc.	5,000	75,821
Nippon Mining Holdings Inc.	25,000	100,701
Nippon Oil Corp.	35,000	176,249
Nippon Paper Group Inc.	25	71,929
Nippon Sheet Glass Co. Ltd.	17,000	88,040
Nippon Steel Corp.	141,000	513,065
Nippon Telegraph & Telephone Corp.	147	656,127
Nippon Yusen Kabushiki Kaish	32,000	208,596
NIPPONKOA Insurance Co. Ltd.	18,000	97,485
Nishi-Nippon City Bank Ltd.	19,000	45,734
Nissan Chemical Industries Ltd.	4,000	36,730
Nissan Motor Co. Ltd.	63,200	427,345
Nisshin Seifun Group Inc.	4,500	59,447
Nisshin Steel Co. Ltd.	23,000	44,492
Nisshinbo Industries Inc.	4,000	37,986
Nissin Food Products Co. Ltd.	2,600	92,666
Nitori Co. Ltd.	1,150	68,327
Nitto Denko Corp.	4,700	119,571
NOK Corp.	3,100	33,899
Nomura Holdings Inc.	47,700	622,490
Nomura Real Estate Holdings Inc.	1,500	35,729
Nomura Real Estate Office Fund Inc.	7	46,730
Nomura Research Institute Ltd.	3,000	61,744
NSK Ltd.	13,000	75,100

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NTN Corp.	12,000	$61,154
NTT Data Corp.	35	138,373
NTT DoCoMo Inc.	455	728,317
NTT Urban Development Corp.	35	41,399
Obayashi Corp.	18,000	91,028
OBIC Co. Ltd.	170	27,743
Odakyu Electric Railway Co. Ltd.	18,000	132,011
Oji Paper Co. Ltd.	24,000	118,922
OKUMA Corp.	4,000	22,491
Olympus Corp.	6,000	175,366
Omron Corp.	6,000	93,134
Ono Pharmaceutical Co. Ltd.	2,500	115,498
Onward Holdings Co. Ltd.	4,000	41,834
Oracle Corp. Japan	1,200	54,614
Oriental Land Co. Ltd.	1,400	94,119
Orix Corp.	2,580	323,037
Osaka Gas Co. Ltd.	57,000	194,011
OSAKA Titanium technologies Co.	600	19,125
OTSUKA Corp.	400	25,763
Pioneer Corp.	4,400	29,023
Promise Co. Ltd.	2,100	39,787
Rakuten Inc.	185	101,584
Resona Holdings Inc.	140	188,865
Ricoh Co. Ltd.	19,000	267,158
Rohm Co. Ltd.	2,900	159,510
Sankyo Co. Ltd.	1,600	80,184
Santen Pharmaceutical Co. Ltd.	2,100	53,383
Sanyo Electric Co. Ltd. (b)	44,000	74,054
Sapporo Hokuyo Holdings Inc.	8	40,047
Sapporo Holdings Ltd.	7,000	51,981
SBI Holdings Inc.	406	60,779
Secom Co. Ltd.	5,800	241,614
Sega Sammy Holdings Inc.	5,768	51,196
Seiko Epson Corp.	3,700	86,046
Sekisui Chemical Co. Ltd.	12,000	71,334
Sekisui House Ltd.	11,000	98,670
Seven & I Holdings Co. Ltd.	22,740	653,318
Sharp Corp.	28,000	305,957
Shikoku Electric Power Co. Inc.	4,500	113,025
Shimadzu Corp.	6,000	47,614
Shimamura Co. Ltd.	600	39,378
Shimano Inc.	1,900	64,492
Shimizu Corp.	17,000	78,802
Shin-Etsu Chemical Co. Ltd.	11,500	546,833
Shinko Electric Industries Co. Ltd.	1,900	17,257
Shinko Securities Co. Ltd.	16,000	45,177
Shinsei Bank Ltd.	39,000	119,956
Shionogi & Co. Ltd.	9,000	182,289
Shiseido Co. Ltd.	9,000	198,439
Shizuoka Bank Ltd.	16,000	153,448
Showa Denko K.K.	31,000	63,250
Showa Shell Sekiyu K.K.	5,200	50,646
SMC Corp.	1,600	166,700

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Softbank Corp.	21,600	$281,483
Sojitz Corp.	33,000	73,847
Sompo Japan Insurance Inc.	24,000	195,647
Sony Corp.	28,200	869,620
Sony Financial Holdings Inc.	25	97,551
Square Enix Co. Ltd.	1,400	40,943
Stanley Electric Co. Ltd.	4,400	64,548
SUMCO Corp.	3,300	49,924
Sumitomo Chemical Co. Ltd.	45,000	198,792
Sumitomo Corp.	30,000	279,715
Sumitomo Electric Industries Ltd.	20,600	219,452
Sumitomo Heavy Industries Ltd.	16,000	73,565
Sumitomo Metal Industries Ltd.	106,000	328,616
Sumitomo Metal Mining Co. Ltd.	16,000	160,348
Sumitomo Mitsui Financial Group Inc.	182	1,141,079
Sumitomo Realty & Development Co. Ltd.	11,000	239,566
Sumitomo Rubber Industries Ltd.	4,900	42,478
Sumitomo Trust & Banking Co. Ltd.	41,000	273,160
Suruga Bank Ltd.	6,000	69,839
Suzuken Co. Ltd.	1,940	58,553
Suzuki Motor Corp.	9,500	176,027
T&D Holdings Inc.	5,700	301,083
Taiheiyo Cement Corp.	26,000	36,914
Taisei Corp.	28,000	71,609
Taisho Pharmaceutical Co. Ltd.	4,000	79,337
Taiyo Nippon Sanso Corp.	8,000	63,377
Takashimaya Co. Ltd.	8,000	68,300
Takeda Pharmaceutical Co. Ltd.	23,200	1,168,134
Takefuji Corp.	3,100	40,341
TDK Corp.	3,500	175,300
Teijin Ltd.	26,000	76,273
Terumo Corp.	4,700	245,173
The Hachijuni Bank Ltd.	11,000	56,988
The Hiroshima Bank Ltd.	14,000	50,416
THK Co. Ltd.	3,500	53,082
Tobu Railway Co. Ltd.	24,000	116,374
Toho Co. Ltd.	3,300	67,796
Toho Gas Co. Ltd.	11,000	60,195
Toho Titanium Co. Ltd.	800	12,379
Tohoku Electric Power Co. Inc.	12,300	263,105
Tokai Rika Co. Ltd.	1,300	16,025
Tokio Marine Holdings Inc.	19,400	712,248
Tokuyama Corp.	6,000	33,736
Tokyo Broadcasting System Inc.	1,000	16,877
Tokyo Electric Power Co. Inc.	34,300	843,932
Tokyo Electron Ltd.	4,900	221,731
Tokyo Gas Co. Ltd.	64,000	267,038
Tokyo Steel Manufacturing Co. Ltd.	3,000	33,148
Tokyo Tatemono Co. Ltd.	8,000	36,632
Tokyu Corp.	31,000	145,155
Tokyu Land Corp.	12,000	44,605
TonenGeneral Sekiyu KK	7,000	57,493

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toppan Printing Co. Ltd.	16,000	$124,780
Toray Industries Inc.	38,000	174,002
Toshiba Corp.	87,000	379,430
Tosoh Corp.	14,000	40,280
Toto Ltd.	7,000	50,613
Toyo Seikan Kaisha Ltd.	4,600	70,613
Toyo Suisan Kaisha Ltd.	2,000	50,702
Toyoda Gosei Co. Ltd.	2,000	33,981
Toyota Boshoku Corp.	1,900	20,401
Toyota Industries Corp.	5,000	126,183
Toyota Motor Corp.	75,600	3,232,090
Toyota Tsusho Corp.	6,000	78,609
Trend Micro Inc.	3,000	113,707
UBE Industries Ltd.	28,000	73,452
Unicharm Corp.	1,200	92,116
UNY Co. Ltd.	5,000	50,881
Ushio Inc.	3,000	49,429
USS Co. Ltd.	710	45,664
West Japan Railway Co.	48	203,996
Yahoo! Japan Corp.	432	136,885
Yakult Honsha Co. Ltd.	3,200	98,387
Yamada Denki Co. Ltd.	2,390	181,159
Yamaguchi Financial Group Inc.	6,000	73,222
Yamaha Corp.	5,100	85,691
Yamaha Motor Co. Ltd.	5,100	69,656
Yamato Holdings Co. Ltd.	11,000	123,202
Yamato Kogyo Co. Ltd.	1,200	40,619
Yamazaki Baking Co. Ltd.	3,000	35,795
Yaskawa Electric Corp.	6,000	34,165
Yokogawa Electric Corp.	6,000	38,096

		61,066,667

Netherlands (2.53%)
Aegon NV	39,176	346,602
Akzo Nobel NV	7,145	343,023
ASML Holding NV	11,531	201,522
Corio NV	1,172	82,307
Fugro NV	1,585	93,598
Heineken Holding NV	3,048	119,661
Heineken NV	6,931	278,469
ING Groep NV	52,218	1,119,439
Koninklijke Ahold NV	33,280	384,441
Koninklijke Boskalis Westminster NV CVA	1,547	72,218
Koninklijke DSM NV	3,859	182,529
Koninklijke KPN NV	50,803	733,694
Koninklijke Philips Electronics NV	30,200	819,404
Randstad Holding NV (b)	2,418	63,580
Reed Elsevier NV	17,640	261,689
SBM Offshore NV	3,900	82,466
SNS Reaal	3,712	42,363
TNT NV	10,189	282,304

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
TomTom NV (b)	1,720	$31,633
Unilever NV CVA	45,396	1,277,847
Wolters Kluwer - CVA	8,109	164,355

		6,983,144

New Zealand (0.10%)
Auckland International Airport Ltd.	27,245	35,550
Contact Energy Ltd.	8,708	46,101
Fletcher Building Ltd.	13,804	61,426
Sky City Entertainment Group Ltd.	12,471	30,543
Telecom Corp. of New Zealand Ltd.	52,099	96,377

		269,997

Norway (0.86%)
Acergy SA	5,684	57,460
Aker Solutions ASA	4,381	69,649
DnB NOR ASA	20,896	162,107
Frontline Ltd.	1,447	67,486
Norsk Hydro ASA	19,238	130,149
Orkla ASA	23,721	213,592
Petroleum Geo-Services ASA (b)	4,986	64,585
Renewable Energy Corp. AS (b)	3,763	69,754
SeaDrill Ltd.	7,117	144,764
StatoilHydro ASA	35,383	840,818
Storebrand ASA	11,609	67,382
Telenor ASA	23,876	297,315
Yara International ASA	5,244	186,634

		2,371,695

Portugal (0.30%)
Banco BPI SA	7,720	23,475
Banco Comercial Portugues SA - R	63,318	101,797
Banco Espirito Santo SA Reg.	6,117	75,849
Brisa	8,564	84,395
CIMPOR-Cimentos de Portugal SGPS SA	5,105	32,290
Energias de Portugal SA	50,625	212,464
Jeronimo Martins SGPS SA	6,111	51,619
Portugal Telecom SGPS SA	20,566	206,814
Sonae SGPS SA	26,818	20,161
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	3,572	26,099

		834,963

Singapore (1.15%)
Ascendas Real Estate Investment Trust	28,000	36,441
Capitacommercial Trust	28,000	26,035
Capitaland Ltd.	49,128	107,088
Capitamall Trust	30,000	46,978
City Developments Ltd.	15,031	91,953
Comfortdelgro Corp. Ltd.	54,000	55,998

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Cosco Corp. Singapore Ltd.	22,000	$23,612
DBS Group Holdings Ltd.	32,445	386,655
Fraser and Neave Ltd.	23,500	58,943
Genting International PLC (b)	69,000	21,850
Golden Agri-Resources Ltd.	137,000	30,034
Jardine Cycle & Carriage Ltd.	4,015	44,165
Keppel Corp. Ltd.	37,002	204,466
Keppel Land Ltd.	11,000	21,665
Neptune Orient Lines Ltd.	13,000	16,579
Noble Group Ltd.	33,600	31,101
Olam International Ltd.	38,900	49,613
Oversea-Chinese Banking Corp.	70,000	349,306
Parkway Holdings Ltd.	28,013	36,653
Sembcorp Industries Ltd.	25,200	56,649
Sembcorp Marine Ltd.	21,200	45,071
Singapore Airlines Ltd.	17,000	170,780
Singapore Exchange Ltd.	23,000	100,192
Singapore Press Holdings Ltd.	40,200	112,157
Singapore Technologies Engineering Ltd.	34,381	65,290
Singapore Telecommunications Ltd.	204,150	466,632
United Overseas Bank Ltd.	34,616	413,828
UOL Group Ltd.	16,461	29,113
Venture Corp. Ltd.	6,397	34,803
Wilmar International Ltd.	23,000	40,178
Yanlord Land Group Ltd.	12,000	7,600

		3,181,428

Spain (4.20%)
Abertis Infraestructuras SA	7,400	143,973
Acciona SA	801	122,080
Acerinox SA	3,066	54,213
ACS Actividades de Construccion y Servicios SA	5,141	206,052
Banco Bilbao Vizcaya Argentaria SA	97,648	1,579,040
Banco de Sabadell SA	25,514	195,756
Banco Popular Espanol SA	21,761	253,965
Banco Santander SA	174,469	2,616,044
Bankinter SA	7,277	89,742
Cintra Concesiones de Infraestructuras de Transporte SA	6,055	70,325
Criteria Caixacorp SA	23,532	111,643
Enagas	5,274	113,728
Fomento de Construcciones y Contratas SA	1,258	56,176
Gamesa Corp Tecnologica SA	4,872	166,924
Gas Natural SDG SA	3,224	119,671
Gestevision Telecinco SA	2,804	28,657
Grifols SA	3,546	90,605
Grupo Ferrovial SA	1,726	78,339
Iberdrola Renovables (b)	23,780	103,907
Iberdrola SA	96,893	984,333

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Iberia Lineas Aereas de Espana SA	12,205	$29,382
Inditex SA	6,134	259,552
Indra Sistemas SA	2,184	51,592
Mapfre SA	16,892	73,842
Promotora de Infomaciones SA	2,292	15,230
Red Electrica Corporacion SA (b)	3,016	152,216
Repsol YPF SA	20,259	600,394
Sacyr Vallehermoso SA	2,348	38,311
Telefonica SA	120,358	2,861,821
Union Fenosa SA	10,572	258,464
Zardoya Otis SA	3,602	77,838

		11,603,815

Sweden (2.12%)
Alfa Laval AB	10,984	111,446
ASSA ABLOY AB Class B	8,948	108,356
Atlas Copco AB Class A	18,918	211,754
Atlas Copco AB Class B	10,840	109,525
Boliden AB	8,439	34,615
Electrolux AB Series B	7,310	85,519
Ericsson LM Class B	80,036	760,085
Getinge AB Class B	4,888	99,542
Hennes & Mauritz AB Class B	14,129	578,523
Holmen AB Class B	1,472	47,197
Husqvarna AB Class B	7,753	57,388
Investor AB B Shares	12,258	229,542
Lundin Petroleum AB (b)	6,800	55,490
Millicom International Cellular SA	1,961	131,983
Modern Times Group MTG AB Class B	1,492	52,902
Nordea Bank AB	58,349	696,625
Sandvik AB	26,616	276,778
Scania AB Class B	10,311	124,721
Securitas AB Class B	8,524	94,488
Skandinaviska Enskilda Banken AB Class A	13,093	198,084
Skanska AB Class B	10,525	119,798
SKF AB B Shares	9,578	122,363
SSAB Svenskt Stal AB Series A	5,196	80,674
SSAB Svenskt Stal AB Series B	2,163	29,131
Svenska Cellulosa AB B Shares	15,114	157,715
Svenska Handelsbanken AB A Shares	12,655	283,424
Swedbank AB - A Shares	9,866	128,983
Swedish Match AB	7,726	135,054
Tele2 AB Class B	8,629	96,898
TeliaSonera AB	63,776	362,440
Volvo AB Class B	30,515	271,047

		5,852,090

Switzerland (7.78%)
ABB Ltd. Reg. (b)	61,605	1,193,808
Actelion Ltd. Reg. (b)	2,690	138,612
Adecco SA Reg.	3,660	158,996

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Aryzta AG (b)	1,823	$71,090
Baloise Holding AG Reg.	1,448	96,860
Compagnie Financiere Richemont SA Class A	14,719	650,336
Credit Suisse Group AG Reg.	28,772	1,343,709
EFG International Reg.	1,215	35,078
Geberit AG Reg. (b)	1,120	137,355
Givaudan SA Reg.	178	147,331
Holcim Ltd.	5,948	428,561
Julius Baer Holding AG Reg.	5,884	292,614
Kuehne & Nagel International AG Reg.	1,535	102,419
Lindt & Spruengli AG	22	53,033
Logitech International SA (b)	4,888	109,395
Lonza Group AG Reg.	1,290	161,858
Nestle SA	109,270	4,722,380
Nobel Biocare Holding AG Reg.	3,330	111,384
Novartis AG	65,212	3,433,383
OC Oerlikon Corp. AG Reg. (b)	184	35,844
Pargesa Holding SA	741	63,013
Roche Holding AG	19,540	3,058,829
Schindler Holding AG	1,400	84,277
SGS SA	133	156,529
Sonova Holding AG Reg.	1,309	83,836
Straumann Holding AG	224	61,370
Sulzer AG Reg. (b)	830	87,120
Swiss Life Holding AG Reg. (b)	1,000	143,124
Swiss Reinsurance	9,984	554,167
Swisscom AG	645	192,221
Syngenta AG Reg.	2,934	619,058
Synthes Inc.	1,686	233,245
The Swatch Group AG Class B	897	165,573
The Swatch Group AG Reg. (b)	1,495	49,137
UBS AG Reg. (b)	81,231	1,388,436
Zurich Financial Services AG Reg.	4,013	1,111,282

		21,475,263

United Kingdom (21.32%)
3i Group PLC	11,205	141,875
Alliance & Leicester PLC	10,902	53,152
AMEC PLC	8,104	92,956
Anglo American PLC	36,820	1,243,767
Antofagasta PLC	11,041	80,204
Associated British Foods PLC	8,335	105,211
AstraZeneca PLC	40,578	1,775,673
Aviva PLC	74,591	648,810
BAE Systems PLC	99,641	734,546
Balfour Beatty PLC	11,946	63,715
Barclays PLC	223,371	1,327,145
BG Group PLC	93,118	1,688,793
BHP Billiton PLC	61,491	1,393,029
BP PLC	525,742	4,378,534
British Airways PLC	16,505	50,354

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
British American Tobacco PLC	41,925	$1,368,738
British Energy Group PLC	27,302	371,001
British Land Co. PLC	12,795	169,356
British Sky Broadcasting Group PLC	32,449	241,418
BT Group PLC	222,073	643,801
Bunzl PLC	9,724	113,581
Burberry Group PLC	9,600	67,882
Cable & Wireless PLC	69,125	205,277
Cadbury PLC	37,990	384,228
Cairn Energy PLC (b)	3,643	135,973
Capita Group PLC	17,359	216,044
Carnival PLC	4,845	143,073
Carphone Warehouse Group PLC	12,090	37,339
Centrica PLC	104,508	588,041
Cobham PLC	31,040	104,795
Compass Group PLC	49,520	307,123
Daily Mail & General Trust Class A NV	9,036	51,246
Diageo PLC	71,866	1,225,996
Drax Group PLC	9,417	126,796
Enterprise Inns PLC	15,153	48,087
Eurasian Natural Resources Corp.	8,954	81,536
Experian PLC	25,789	170,914
FirstGroup PLC	12,742	120,629
Friends Provident PLC	69,012	117,376
G4S PLC	32,318	116,869
GKN PLC	20,220	71,818
GlaxoSmithKline PLC	152,533	3,304,275
Hammerson PLC	8,306	146,434
Hays PLC	40,164	57,124
HBOS PLC	148,653	337,261
Home Retail Group PLC	24,878	104,843
HSBC Holdings PLC	330,531	5,347,417
ICAP PLC	14,880	95,976
IMI PLC	6,479	43,715
Imperial Tobacco Group PLC	28,773	923,635
Inchcape PLC	13,002	43,342
InterContinental Hotels Group PLC	6,335	77,487
International Power PLC	42,445	272,980
Invensys PLC (b)	22,863	83,428
Investec PLC	11,241	61,420
ITV PLC	97,022	72,861
J Sainsbury PLC	29,498	184,999
Johnson Matthey PLC	5,081	121,949
Kazakhmys PLC	5,697	58,745
Kingfisher PLC	66,462	158,442
Ladbrokes PLC	18,919	62,730
Land Securities Group PLC	13,452	298,946
Legal & General Group PLC	170,590	303,283
Liberty International PLC	7,551	128,674
Lloyds TSB Group PLC	159,559	641,155
Logica PLC	41,525	79,731
London Stock Exchange Group PLC	4,510	69,196
Lonmin PLC	4,337	177,379

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Man Group PLC	48,230	$294,728
Marks & Spencer Group PLC	43,231	157,908
Meggitt PLC	13,197	43,816
Mitchells & Butlers PLC	11,201	43,661
Mondi PLC	10,557	49,271
National Express Group PLC	3,755	53,540
National Grid PLC	70,740	897,910
Next PLC	6,078	112,068
Old Mutual PLC	148,809	208,291
Pearson PLC	20,597	223,143
Persimmon PLC	8,238	58,327
Prudential PLC	67,934	619,422
Reckitt Benckiser Group PLC	17,160	832,001
Reed Elsevier PLC	28,768	286,464
Rentokil Intial PLC	51,130	63,437
Rexam PLC	18,909	134,346
Rio Tinto PLC	27,796	1,744,457
Rolls-Royce Group PLC (b)	51,188	309,942
RSA Insurance Group PLC	84,492	225,901
Royal Bank of Scotland Group PLC	451,663	1,457,027
Royal Dutch Shell PLC Class A	99,169	2,864,044
Royal Dutch Shell PLC Class B	74,817	2,101,821
SABMiller PLC	25,720	502,174
Sage Group PLC	37,679	130,827
Schroders PLC	3,398	62,686
Scottish & Southern Energy PLC	24,660	627,493
Segro PLC	12,296	91,103
Serco Group PLC	14,001	91,312
Severn Trent PLC	5,916	143,549
Shire Ltd.	15,627	245,458
Smith & Nephew PLC	26,017	274,777
Smiths Group PLC	11,182	201,185
Stagecoach Group PLC	15,398	68,781
Standard Chartered PLC	39,475	971,304
Standard Life PLC	62,004	264,561
Tate & Lyle PLC	13,440	92,333
Tesco PLC	217,778	1,514,644
The Berkeley Group Holdings PLC (b)	2,624	35,221
Thomas Cook Group PLC	13,915	55,214
Thomson Reuters PLC	5,747	128,417
Tomkins PLC	15,360	42,887
Tui Travel PLC	16,950	64,940
Tullow Oil PLC	20,332	259,951
Unilever PLC	35,900	976,151
United Business Media Ltd.	4,721	41,127
United Utilities Group PLC	17,044	211,516
Vedanta Resources PLC	4,008	84,009
Vodafone Group PLC	1,482,745	3,274,540
Whitbread PLC	4,390	82,574
William Hill PLC	10,064	41,779
William Morrison Supermarkets PLC	67,716	314,907
Wolseley PLC	18,802	142,116

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
WPP Group PLC	28,653	$231,761
Xstrata PLC	17,358	540,955

		58,855,905

Total Common Stocks
(cost $266,849,885)		272,285,660

Preferred Stocks (0.43%) (a)
Germany (0.41%)
Bayerische Moteren Werke (BMW) AG PFD	1,396	42,588
Fresenius SE PFD	2,150	154,940
Henkel AG & Co. KGaA PFD	5,109	186,356
Porsche Automobil Holding SE PFD	2,490	270,016
ProSiebenSat.1 Media AG	2,408	16,136
RWE AG-Non Voting PFD	1,105	79,057
Volkswagen AG PFD	2,983	371,368

		1,120,461

Italy (0.02%)
IFI - Istituto Finanziario Industriale SpA (b)	1,606	17,740
Unipol Gruppo Finanziario SpA	25,462	43,255

		60,995

Total Preferred Stocks
(cost $848,615)		1,181,456

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.07%)
State Street Repurchase Agreement, (c) 0.900%, agreement date 09/30/2008, to be repurchased at $182,848 on 10/01/2008	$182,844	$182,844

Total Repurchase Agreement
(cost $182,844)		182,844
TOTAL INVESTMENTS (99.12%)
(cost $267,881,344)		273,649,960
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.88%)		2,442,866

NET ASSETS (100.0%)		$276,092,826

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	Repurchase agreement is fully collateralized by a U.S. Government Agency securities with a coupon rate of 4.77%, a maturity date of September 1, 2035, and a market value of $188,336 as of September 30, 2008.

(d)	At September 30, 2008, cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

INTERNATIONAL EQUITY INDEX FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$94,776,359	34.63
Japanese Yen	61,066,667	22.32
British Pound	58,855,904	21.51
Swiss Franc	21,404,173	7.82
Australian Dollar	17,381,434	6.35
Swedish Krona	5,852,090	2.14
Hong Kong Dollar	5,674,858	2.07
Singapore Dollar	3,181,428	1.16
Danish Krone	2,632,511	0.96
Norwegian Krone	2,371,695	0.87
New Zealand Dollar	269,997	0.10
United States Dollar	182,844	0.07

Total Investment	273,649,960	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$72,377,878	26.21
Industrials	31,070,740	11.25
Consumer Discretionary	27,624,896	10.01
Consumer Staples	25,317,429	9.17
Materials	23,784,839	8.61
Health Care	23,222,565	8.41
Energy	22,018,981	7.98
Utilities	18,107,259	6.56
Telecommunication Services	16,013,169	5.80
Information Technology	13,929,360	5.05

Total Stocks	273,467,116	99.05
Repurchase Agreement	182,844	0.07
Cash and Other Assets, Net of Liabilities	2,442,866	0.88

Net Assets	$276,092,826	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Shares	Value
Registered Investment Companies (99.93%)
State Farm Variable Product Trust Bond Fund (41.60%) (a)	3,471,533	$33,743,300
State Farm Variable Product Trust Large Cap Equity Index Fund (58.33%) (a)	3,962,465	47,311,831

Total Registered Investment Companies
(cost $85,075,880)		81,055,131

TOTAL INVESTMENTS (99.93%)
(cost $85,075,880)		81,055,131
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.07%)		57,852

NET ASSETS (100.00%)		$81,112,983

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (84.60%)
Agriculture, Foods, & Beverage (7.89%)
Kraft Foods Inc.
4.125%, 11/12/2009	$1,000,000	$992,599
Campbell Soup Co.
6.750%, 02/15/2011	1,000,000	1,064,529
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,018,623
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,046,725
Hershey Co.
5.300%, 09/01/2011	500,000	513,906
ConAgra Foods Inc.
6.750%, 09/15/2011	1,000,000	1,036,728
Kraft Foods Inc.
5.625%, 11/01/2011	1,000,000	1,003,728
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,033,068
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	502,057
General Mills Inc.
5.650%, 09/10/2012	500,000	504,660
HJ Heinz Co.
5.350%, 07/15/2013	500,000	490,467
Coca-Cola Enterprises Inc.
5.000%, 08/15/2013	500,000	498,672
Hershey Co.
5.450%, 09/01/2016	500,000	497,162
General Mills Inc.
5.700%, 02/15/2017	1,000,000	968,922
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	1,977,176
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	965,497

		14,114,519

Automotive (0.29%)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	524,531

Banks (7.19%)
Bank of New York
5.050%, 03/03/2009	500,000	503,765
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	986,274
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,435,648
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	498,429
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	979,513
Wachovia Corp.
5.350%, 03/15/2011	500,000	421,484
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,029,163

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Royal Bank of Canada
5.650%, 07/20/2011	$500,000	$513,251
Bank of America Corp.
5.375%, 08/15/2011	500,000	483,111
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	997,138
Wachovia Corp.
5.700%, 08/01/2013	500,000	393,802
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	443,168
US Bank NA
4.950%, 10/30/2014	500,000	484,377
Fifth Third Bank
4.750%, 02/01/2015	500,000	370,112
SunTrust Banks Inc.
5.000%, 09/01/2015	500,000	401,445
Wachovia Bank NA
5.600%, 03/15/2016	500,000	296,337
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	462,973
Bank of America NA
6.000%, 06/15/2016	500,000	440,669
Wachovia Corp.
5.750%, 06/15/2017	500,000	375,234
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	944,767
Suntrust Banks Inc.
6.000%, 09/11/2017	500,000	407,180

		12,867,840

Building Materials & Construction (2.83%)
Lafarge SA
6.150%, 07/15/2011	500,000	490,880
CRH America Inc.
5.625%, 09/30/2011	500,000	487,227
Hanson Australia Funding
5.250%, 03/15/2013	1,000,000	934,890
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	985,094
Masco Corp.
4.800%, 06/15/2015	500,000	417,035
Hanson PLC
6.125%, 08/15/2016	500,000	458,948
CRH America Inc.
6.000%, 09/30/2016	1,000,000	861,781
Masco Corp.
5.850%, 03/15/2017	500,000	421,990

		5,057,845

Chemicals (3.01%)
The Dow Chemical Co.
5.750%, 12/15/2008	1,000,000	1,000,932

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	$1,000,000	$997,054
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	953,776
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	490,745
Praxair Inc.
5.375%, 11/01/2016	1,000,000	980,876
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	464,625
EI du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	488,063

		5,376,071

Commercial Service/Supply (1.92%)
RR Donnelley & Sons Co.
3.750%, 04/01/2009	1,000,000	985,969
4.950%, 05/15/2010	500,000	493,558
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	504,247
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	482,434
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	977,440

		3,443,648

Computers (0.54%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	968,678

Consumer & Marketing (5.03%)
Newell Rubbermaid Inc.
4.625%, 12/15/2009	1,000,000	994,303
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,066,940
Avon Products Inc.
5.125%, 01/15/2011	500,000	499,065
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,019,205
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,023,429
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	489,373
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	997,805
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	1,010,544
Black & Decker Corp.
5.750%, 11/15/2016	500,000	453,684
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	951,910

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Kimberly-Clark Corp.
6.125%, 08/01/2017	$500,000 $	500,791

		9,007,049

Electronic/Electrical Mfg. (1.37%)
Emerson Electric Co.
5.750%, 11/01/2011	1,000,000	1,048,696
General Electric Co.
5.000%, 02/01/2013	1,000,000	921,017
Emerson Electric Co.
5.125%, 12/01/2016	500,000	477,325

		2,447,038

Financial Services (6.87%)
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	966,854
Citigroup Inc.
4.125%, 02/22/2010	500,000	461,434
SLM Corp.
4.500%, 07/26/2010	1,000,000	760,000
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,005,511
American Express Credit
5.000%, 12/02/2010	1,000,000	933,683
SLM Corp.
5.450%, 04/25/2011	500,000	350,000
HSBC Finance Corp.
5.700%, 06/01/2011	500,000	497,605
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	511,245
American Express Co.
5.250%, 09/12/2011	500,000	465,994
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	967,380
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	465,961
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	487,770
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	451,613
Citigroup Inc.
5.300%, 01/07/2016	500,000	402,820
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	441,238
5.400%, 02/15/2017	500,000	439,404
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	463,569
Citigroup Inc.
6.000%, 08/15/2017	500,000	423,568
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	471,076

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
ProLogis
6.625%, 05/15/2018	$500,000	$429,433
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	885,801

		12,281,959

Forest Products & Paper (0.27%)
International Paper Co.
4.000%, 04/01/2010	500,000	485,146

Health Care (8.25%)
Abbott Laboratories
3.500%, 02/17/2009	500,000	498,914
Amgen Inc.
4.000%, 11/18/2009	1,000,000	990,562
Baxter FinCo BV
4.750%, 10/15/2010	1,000,000	1,019,510
Abbott Laboratories
5.600%, 05/15/2011	500,000	516,763
Johnson & Johnson
5.150%, 08/15/2012	500,000	519,992
AstraZeneca PLC
5.400%, 09/15/2012	500,000	502,345
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	986,384
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	974,815
Schering-Plough Corp.
5.550%, 12/01/2013	500,000	483,519
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,011,334
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	935,000
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	491,403
Abbott Laboratories
5.875%, 05/15/2016	500,000	498,794
Baxter International Inc.
5.900%, 09/01/2016	500,000	501,888
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	971,129
Wyeth
5.450%, 04/01/2017	500,000	483,193
Amgen Inc.
5.850%, 06/01/2017	500,000	479,958
Johnson & Johnson
5.550%, 08/15/2017	500,000	508,363
AstraZeneca PLC
5.900%, 09/15/2017	500,000	492,317
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	468,871
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	472,157

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	$1,000,000	$949,422

		14,756,633

Machinery & Manufacturing (6.61%)
BF Goodrich Co.
6.600%, 05/15/2009	1,000,000	1,006,199
3M Co.
5.125%, 11/06/2009	2,000,000	2,028,822
Honeywell International Inc.
7.500%, 03/01/2010	1,000,000	1,051,686
United Technologies Corp.
4.375%, 05/01/2010	1,500,000	1,525,293
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,011,505
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,052,114
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	497,204
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	743,324
Caterpillar Inc.
5.700%, 08/15/2016	500,000	492,366
Eaton Corp.
5.300%, 03/15/2017	1,000,000	933,349
Honeywell International Inc.
5.300%, 03/15/2017	500,000	476,092
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,011,359

		11,829,313

Media & Broadcasting (3.05%)
New York Times Co.
4.500%, 03/15/2010	500,000	482,791
Gannett Co.
5.750%, 06/01/2011	1,000,000	969,859
Knight-Ridder Inc.
7.125%, 06/01/2011	1,000,000	612,290
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,030,069
Thomson Reuters Corp.
5.950%, 07/15/2013	1,000,000	998,820
New York Times Co.
5.000%, 03/15/2015	500,000	375,821
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	988,582

		5,458,232

Mining & Metals (2.90%)
Alcan Inc.
6.450%, 03/15/2011	500,000	512,854

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
BHP Billiton Finance Ltd.
5.125%, 03/29/2012	$500,000	$493,093
BHP Finance USA
4.800%, 04/15/2013	1,000,000	960,076
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	930,865
Alcan Inc.
5.000%, 06/01/2015	500,000	460,688
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	893,259
BHP Billiton Finance Ltd.
5.400%, 03/29/2017	500,000	461,942
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	472,804

		5,185,581

Oil & Gas (5.18%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	1,026,547
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,581,750
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,035,624
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	962,274
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	919,115
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	485,696
Apache Corp.
5.625%, 01/15/2017	500,000	469,823
Shell International Finance
5.200%, 03/22/2017	500,000	493,765
Canadian National Resources
5.700%, 05/15/2017	500,000	437,095
Weatherford International Inc.
6.350%, 06/15/2017	500,000	462,765
EOG Resources Inc.
5.875%, 09/15/2017	500,000	470,144
Husky Energy Inc.
6.200%, 09/15/2017	500,000	454,359
ConocoPhillips
5.200%, 05/15/2018	500,000	466,549

		9,265,506

Retailers (7.67%)
Safeway Inc.
4.125%, 11/01/2008	1,000,000	998,297
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	977,365
CVS Corp.
4.000%, 09/15/2009	1,000,000	980,647

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Home Depot Inc.
3.750%, 09/15/2009	$1,000,000	$976,678
Wal-Mart Stores Inc.
4.000%, 01/15/2010	500,000	501,497
Home Depot Inc.
4.625%, 08/15/2010	500,000	489,565
5.200%, 03/01/2011	500,000	487,068
CVS Corp.
5.750%, 08/15/2011	500,000	507,380
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,023,075
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	509,966
Walgreen Co.
4.875%, 08/01/2013	500,000	499,846
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	961,520
Target Corp.
5.875%, 07/15/2016	1,000,000	983,281
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	479,255
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	966,289
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	973,355
Target Corp.
5.375%, 05/01/2017	500,000	458,547
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	467,246
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	488,456

		13,729,333

Telecom & Telecom Equipment (4.09%)
SBC Communications Inc.
5.300%, 11/15/2010	1,000,000	1,015,240
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,004,870
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,020,833
Deutsche Telekom International Finance
5.375%, 03/23/2011	500,000	487,045
Vodafone Group PLC
5.500%, 06/15/2011	1,000,000	990,640
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	962,160
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	937,830
Verizon Communications
5.500%, 04/01/2017	1,000,000	897,760

		7,316,378

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (9.64%)
Atmos Energy Corp.
4.000%, 10/15/2009	$1,000,000	$988,220
Commonwealth Edison Co.
4.740%, 08/15/2010	1,000,000	993,010
Southern California Gas
4.375%, 01/15/2011	1,000,000	998,240
Appalachian Power Co.
5.550%, 04/01/2011	500,000	493,995
Duke Energy Corp.
6.250%, 01/15/2012	500,000	514,760
MidAmerican Energy Co.
5.650%, 07/15/2012	500,000	497,835
Appalachian Power Co.
5.650%, 08/15/2012	500,000	489,360
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	480,880
Union Electric Co.
5.500%, 05/15/2014	1,000,000	950,109
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	964,780
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	954,160
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	472,205
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	451,844
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	923,340
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	974,938
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	905,767
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	470,499
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	906,196
Union Electric Co.
6.400%, 06/15/2017	500,000	476,725
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	480,950
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	472,855
Florida Power Corp.
5.800%, 09/15/2017	500,000	488,575
Virginia Electric & Power
5.950%, 09/15/2017	500,000	475,845
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	466,980
Florida Power Corp.
5.650%, 06/15/2018	500,000	478,195

	Shares or principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Pacificorp
5.650%, 07/15/2018	$500,000	$473,510

		17,243,773

Total Corporate Bonds
(cost $156,483,394)		151,359,073

Government Agency Securities (9.32%) (a)
Federal Home Loan Mortgage Corp.
5.125%, 10/15/2008	4,000,000	4,003,080
6.625%, 09/15/2009	2,000,000	2,064,782
4.500%, 07/15/2013	1,500,000	1,536,711
5.200%, 03/05/2019	2,000,000	1,981,506
5.300%, 05/12/2020	2,000,000	1,966,286
Federal National Mortgage Association
6.625%, 09/15/2009	2,000,000	2,061,720
5.550%, 02/16/2017	3,000,000	3,056,709

Total Government Agency Securities
(cost $16,422,541)		16,670,794

U.S. Treasury Obligations (1.70%)
U.S. Treasury Notes
5.000%, 08/15/2011	900,000	971,578
3.875%, 02/15/2013	2,000,000	2,081,094

Total U.S. Treasury Obligations
(cost $2,910,626)		3,052,672

Short-term Investments (3.18%)
JPMorgan U.S. Government Money Market Fund	5,687,443	5,687,443

Total Short-term Investments
(cost $5,687,443)		5,687,443

TOTAL INVESTMENTS (98.80%)
(cost $181,504,004)		176,769,982
OTHER ASSETS, NET OF LIABILITIES (1.20%)		2,143,166

NET ASSETS (100.00%)		$178,913,148

(a)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2008

(Unaudited)

	Principal amount	Value
Short-term Investments (100.08%)
Agriculture, Foods, & Beverage (4.90%)
Coca-Cola Co. (a)
2.370%, 10/02/2008	$2,500,000	$2,499,835

Automotive (9.77%)
American Honda Finance Corp.
2.170%, 10/30/2008	2,000,000	1,996,504
2.300%, 11/18/2008	500,000	498,467
Toyota Motor Credit Corp.
2.360%, 11/05/2008	2,500,000	2,494,264

		4,989,235

Banks (5.09%)
Wells Fargo & Co.
2.290%, 10/01/2008	2,600,000	2,600,000

Financial Services (24.46%)
Chevron Funding Corp.
2.050%, 10/03/2008	2,500,000	2,499,715
Caterpillar Financial Services Corp.
2.000%, 10/15/2008	2,500,000	2,498,056
Citigroup Funding
2.420%, 10/10/2008	2,500,000	2,498,488
HSBC Finance Corp.
2.610%, 11/10/2008	2,500,000	2,492,750
General Electric Capital Corp.
2.350%, 10/21/2008	2,500,000	2,496,736

		12,485,745

Government Agency Securities (40.11%) (b)
Federal National Mortgage Association
2.380%, 10/06/2008	1,000,000	999,669
2.470%, 10/08/2008	3,500,000	3,498,319
Federal Home Loan Bank
2.429%, 10/14/2008	1,500,000	1,498,684
2.350%, 10/16/2008	3,000,000	2,997,063
2.100%, 10/23/2008	3,000,000	2,996,150
Federal Home Loan Mortgage Corp.
2.400%, 10/23/2008	3,000,000	2,995,600
2.420%, 10/27/2008	3,000,000	2,994,757
2.400%, 11/03/2008	2,500,000	2,494,500

		20,474,742

Health Care (4.90%)
Pfizer Inc.
1.800%, 10/08/2008	2,500,000	2,499,125

Media & Broadcasting (4.89%)
The Walt Disney Co.
2.000% and 2.020%, 11/12/2008	2,500,000	2,494,143

	Shares or principal amount	Value
Short-term Investments (Cont.)
Registered Investment Companies (1.07%)
JPMorgan U.S. Government Money Market Fund	$547,791	$547,791

Telecom & Telecom Equipment (4.89%)
AT&T Inc. (a)
2.350%, 10/31/2008	2,500,000	2,495,104

Total Short-term Investments
(cost $51,085,720)		51,085,720

TOTAL INVESTMENTS (100.08%)
(cost $51,085,720)		51,085,720
LIABILITIES, NET OF OTHER ASSETS (-0.08%)		(38,380)

NET ASSETS (100.00%)		$51,047,340

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $4,994,939 or 9.78% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of September 30, 2008. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets plus any borrowing in common stocks and other equity securities of U.S. large capitalization companies.

The Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3. The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

(1)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (‘Russell’). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The Funds implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of September 30, 2008:

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund	$33,883,933	$—	$—	$33,883,933	$—	$—	$—	$—
Small/Mid Cap Equity Fund	33,251,968	—	—	33,251,968	—	—	—	—
International Equity Fund	—	32,775,104	—	32,775,104	(479)	—	—	(479)
Large Cap Index Fund	473,690,873	1,907,963	—	475,598,836	(108,491)	—	—	(108,491)
Small Cap Index Fund	227,696,793	8,486,290	0	236,183,083	(491,090)	—	—	(491,090)
International Index Fund	—	273,649,960	—	273,649,960	(132,172)	—	—	(132,172)
Balanced Fund	81,055,131	—	—	81,055,131	—	—	—	—
Bond Fund	5,687,443	171,082,539	—	176,769,982	—	—	—	—
Money Market Fund	547,791	50,537,929	—	51,085,720	—	—	—	—

Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2007. The Small Cap Index Fund did not hold any Level 3 securities valued at other than zero as of September 30, 2008. The remaining Funds did not hold any Level 3 securities as of December 31, 2007, or September 30, 2008.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of September 30, 2008.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of September 30, 2008, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$36,311,783	$631,714	$(3,059,564)	$(2,427,850)
Small/Mid Cap Equity Fund	37,814,996	1,750,629	(6,313,658)	(4,563,029)
International Equity Fund	39,048,533	315,628	(6,589,057)	(6,273,429)
Large Cap Index Fund	508,830,103	100,439,646	(133,670,913)	(33,231,267)
Small Cap Index Fund	249,483,151	44,325,252	(57,625,320)	(13,300,068)
International Index Fund	272,230,599	62,061,438	(60,642,077)	1,419,361
Balanced Fund	85,087,249	—	(4,032,118)	(4,032,118)
Bond Fund	181,504,004	1,508,436	(6,242,458)	(4,734,022)
Money Market Fund	51,085,720	—	—	—

The differences between the cost of investments for Federal tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The International Equity Fund and International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of ($148,522) during 2007 and realized gains of $149,107 during 2007 as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation (depreciation) of ($231,915) during 2007 and realized gains of $122,193 during 2007 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2007, was $203,279 for the International Equity Fund and $4,250,357 for the International Index Fund.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2008. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap Index, Small Cap Index, and International Index Funds and, indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

New accounting pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. At this time, the Trust’s management is evaluating the implications of SFAS 161, and its impact on the Funds’ financial statements, if any, has not yet been determined.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Futures and foreign currency contracts

The International Equity Fund had the following forward foreign currency contracts at September 30, 2008.

Foreign amount Purchase (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchase (Sold)	Unrealized Gain	Unrealized (Loss)
4,084	British Pound	1	10/02/2008	7,260	$—	$(135)
(58,724)	British Pound	4	10/01/2008-10/03/2008	(104,418)	142	(30)
73,365	Danish Krone	1	10/02/2008	13,842	—	(341)
38,377	Euro	3	10/02/2008-10/03/2008	54,029	8	(827)
(78,842)	Euro	1	10/02/2008	(110,994)	—	(31)
(17,972,017)	Japanese Yen	3	10/01/2008-10/03/2008	(169,001)	1,652	—
(524,150)	Hong Kong Dollar	3	10/02/2008-10/03/2008	(67,503)	—	(69)
(88,042)	Singapore Dollar	1	10/06/2008	(61,310)	141	—
36,963	Swiss Franc	2	10/02/2008	32,879	—	(989)

				Total	$1,943	$(2,422)

The International Index Fund had no open forward foreign currency contracts at September 30, 2008.

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at September 30, 2008:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	27	$1,684,481	$1,575,990	Long	December ‘08	$(108,491)

Small Cap Index Fund	Russell 2000 Index Mini	117	8,428,370	7,937,280	Long	December ‘08	$(491,090)

International Index Fund	TOPIX Index	7	773,654	716,055	Long	December ‘08	(57,599)
International Index Fund	DJ Euro Stoxx 50	24	1,065,469	1,032,249	Long	December ‘08	(33,220)
International Index Fund	FTSE 100 Index	9	839,124	797,771	Long	December ‘08	(41,353)

Total							$(132,172)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 11/26/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 11/26/2008

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date 11/26/2008